UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2004




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA EXTENDED MARKET INDEX FUND - REPORT FOR PERIOD ENDED JUNE 30, 2004



[LOGO OF USAA]
   USAA(R)

                      USAA EXTENDED MARKET
                              INDEX Fund

                                  [GRAPHIC OF EXTENDED MARKET INDEX FUND]

                      S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JUNE 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

FINANCIAL INFORMATION

   USAA EXTENDED MARKET INDEX FUND:

      Financial Statements                                       10

      Financial Highlights                                       13

      Notes to Financial Statements                              14

   MASTER EXTENDED MARKET INDEX SERIES:

      Schedule of Investments                                    20

      Financial Statements                                       69

      Financial Highlights                                       72

      Notes to Financial Statements                              73

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "
                                              I BELIEVE INVESTING IN INDEX FUNDS
                                               REMAINS AN INTELLIGENT APPROACH
[PHOTO OF CHRISTOPHER W. CLAUS]                    FOR THE BUY-AND-HOLD
                                                        STOCK INVESTOR.
                                                             "

                                                                       July 2004
--------------------------------------------------------------------------------

         Stock indexes appreciated dramatically in 2003, moving up in tandem with the equity market as a whole. Looking back, we can see that - once again - the equity market has lived up to its reputation as a "forward-looking indicator" and correctly anticipated the current recovery. Months after stock prices increased, the economy is benefiting from gross domestic product (GDP) growth of approximately 4%, strong corporate earnings, and new job creation.

         More recently, stocks have been fluctuating within a limited range - flat to negative for the first half of 2004. What does this mean for the future? I believe the markets are expressing uncertainty about the situation in Iraq, potential terrorism (perhaps on U.S. soil), and the upcoming presidential election, as well as how far and how fast interest rates will rise. The rest of the story, however, is positive.

         Although there has been an uptick in inflation, the core inflation rate (which excludes fuel and energy) should remain moderate for the rest of 2004. I expect GDP growth to continue at about 4% and for the Federal Reserve Board (the Fed) to continue raising short-term interest rates. However, even as short-term rates increase, the Fed will likely maintain an accommodative monetary policy tilted toward growth and expansion. Harder to judge is the government's fiscal policy. We will have to wait until after the presidential election to speculate on the direction of tax policy and government spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Recently, short-term interest rates began to rise and should continue to increase, driving up money market yields. Down the road, longer-term bond investors may reap the rewards of these interest rate increases, provided yields on new debt issues move higher. I believe stocks still have the potential to end 2004 on a positive note.

         I believe investing in index funds remains an intelligent approach for the buy-and-hold stock investor; stock index funds have provided marketlike returns, low expenses, and tax efficiency. However, indexing is not always the best strategy for a bond fund investor. Active bond fund managers are in a position to conduct extensive credit analysis, identify more opportunities in the market, and select higher yielding issues. Compared to their indexes, USAA's own actively managed bond funds have fared quite favorably.

         Today and in the months ahead, our portfolio managers are well equipped to handle whatever the markets throw at them. We offer a market-tested portfolio management team, quality service, and no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans. You can trust us to act with integrity and in your interests.

         On behalf of everyone at USAA, thank you for your business.

         Sincerely,
         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

         MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

         INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EXTENDED MARKET INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

         Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion (Full Cap) Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio), which is a separate fund advised by Merrill Lynch Quantitative Advisers, a division of Fund Asset Management, L.P., with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones Wilshire 4500 Completion (Full Cap) Index.

---------------------------------------------------------------------------------------
                                              6/30/04                      12/31/03
---------------------------------------------------------------------------------------
Net Assets                                $96.3 Million                  $71.4 Million
Net Asset Value Per Share                     $10.26                         $9.71

---------------------------------------------------------------------------------------
                      AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/04
---------------------------------------------------------------------------------------
12/31/03 TO 6/30/04*                   1 YEAR               SINCE INCEPTION ON 10/27/00
      5.66%                            28.83%                          1.49%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN
 IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                DOW JONES
                              USAA EXTENDED             WILSHIRE 4500 COMPLETION
                               MARKET INDEX                     (FULL CAP)
                                  FUND                             INDEX
                              -------------             ------------------------
10/30/2000                     $10,000.00                       $10000.00
  10/31/00                      10,400.00                        10468.00
  11/30/00                       8,840.00                         8685.30
  12/31/00                       9,360.00                         9235.08
  01/31/01                       9,750.00                         9737.47
  02/28/01                       8,670.00                         8554.37
  03/31/01                       7,960.00                         7769.07
  04/30/01                       8,750.00                         8591.04
  05/31/01                       8,940.00                         8794.65
  06/30/01                       8,980.00                         8865.89
  07/31/01                       8,600.00                         8453.62
  08/31/01                       8,200.00                         8042.78
  09/30/01                       7,160.00                         7008.48
  10/31/01                       7,520.00                         7375.72
  11/30/01                       8,100.00                         7948.81
  12/31/01                       8,515.19                         8374.87
  01/31/02                       8,362.22                         8216.58
  02/28/02                       8,127.67                         7984.06
  03/31/02                       8,678.36                         8525.37
  04/30/02                       8,576.38                         8441.83
  05/31/02                       8,372.42                         8255.26
  06/30/02                       7,801.34                         7690.60
  07/31/02                       7,036.51                         6942.31
  08/31/02                       7,077.30                         6982.57
  09/30/02                       6,598.00                         6511.95
  10/31/02                       6,822.35                         6725.54
  11/30/02                       7,281.25                         7186.91
  12/31/02                       6,965.60                         6884.34
  01/31/03                       6,811.95                         6735.64
  02/28/03                       6,648.05                         6564.55
  03/31/03                       6,750.49                         6661.71
  04/30/03                       7,313.88                         7216.63
  05/31/03                       8,020.69                         7902.21
  06/30/03                       8,194.83                         8090.28
  07/31/03                       8,563.59                         8468.10
  08/31/03                       8,922.12                         8822.91
  09/30/03                       8,799.20                         8713.51
  10/31/03                       9,475.27                         9377.48
  11/30/03                       9,792.82                         9701.00
  12/31/03                       9,991.64                         9902.78
  01/31/04                      10,331.21                        10257.30
  02/29/04                      10,516.43                        10436.80
  03/31/04                      10,567.88                        10480.64
  04/30/04                      10,125.41                        10059.32
  05/31/04                      10,279.76                        10212.22
  06/30/04                      10,557.59                        10478.76

                                   [END CHART]

               DATA FROM 10/30/00* THROUGH 6/30/04.

         The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones Wilshire 4500 Completion (Full Cap) Index, which is a market-capitalization -weighted index of approximately 4,700 U.S. equity securities. It includes all the stocks in the Dow Jones Wilshire 5000 Composite (Full Cap) Index except for stocks included in the S&P 500 Index.

         DOW JONES WILSHIRE 4500 COMPLETION (FULL CAP)' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. THE USAA EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED, AND NEITHER WILSHIRE ASSOCIATES INCORPORATED NOR ITS SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. O INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL OF THE SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

         *DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE
          INDEX.

M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

PERFORMANCE

         For the six-month period ended June 30, 2004, the USAA Extended Market Index Fund met its objective of closely tracking the return of its benchmark, the Dow Jones Wilshire 4500 Completion (Full Cap) Index. For the six-month period ended June 30, 2004, the index returned 5.82%, while the Fund returned 5.66%. Performance showed that large-cap stocks underperformed small- and mid-cap stocks. The Dow Jones Wilshire 5000 Composite (Full Cap) Total Market Index returned 3.93% for the period.

PERFORMANCE ANALYSIS

         The first half of 2004 showed flat to positive returns for the global equity markets, influenced mainly by indecisive global investors. This behavior stemmed from continued political tension in the United States, violence in Iraq, record high oil prices, and improving economic data over the quarter. A shift in investor favor from low-quality, low-price, and high-beta securities to higher-quality, higher-cap, and lower-beta stocks took place at the end of the first quarter of 2004, and the shift grew stronger in the second quarter.

         The S&P 500 Index closed at 1,140.84 on June 30, 2004, with a year-to-date price return of 2.60%. The Dow Jones Industrial Average closed at 10,435.48 on June 30, 2004, with a price return of (0.18)%, while the Nasdaq-100 Index closed at 2.22% on June 30, 2004, with a closing level of 2,047.79, showing

         REFER TO PAGE 6 FOR THE DOW JONES WILSHIRE 4500 COMPLETION (FULL CAP) INDEX DEFINITION.

         THE DOW JONES WILSHIRE 5000 COMPOSITE (FULL CAP) TOTAL MARKET INDEX REPRESENTS A BROAD INDEX FOR THE U.S. EQUITY MARKET, MEASURING THE PERFORMANCE OF ALL U.S.- HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA.

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 Index.

         THE NASDAQ-100 INDEX IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NONFINANCIAL DOMESTIC AND INTERNATIONAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET BASED ON MARKET CAPITALIZATION.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         technology stocks outperforming the broader market. The European markets showed comparable gains with the FTSE 100 Index closing at 4,464.10 on June 30, 2004, returning (0.29)% in sterling, and the Morgan Stanley Capital International (MSCI) World Index up 2.53% in U.S. dollars, with a closing level of 1,062.51 on June 30, 2004.

ECONOMIC OUTLOOK

         The period ended with the U.S. Federal Reserve Board's (the Fed's) June 30, 2004, meeting, where the anticipated rate hike proved less significant than expected at a quarter-point increase. With this news, along with higher than expected gross domestic product (GDP) growth figures, the first two quarters ended with equity markets on the rise. With positive earnings and revenue growth continuing to surprise investors and real growth expected to reach five-year highs, equity markets are expected to outperform cash and bonds for the rest of the year.

         As the presidential campaigns move closer to election date, politics will continue to drive the market's uncertainty, along with the Fed's accommodative monetary policy. Overseas, the Iraqi handover took place at the end of June 2004, along with the European Union and Canadian parliamentary elections. Therefore, we believe politics will also be the main driver of future performance of international markets. While the euro is gradually losing considerable strength, returning (3.54)% for the first half of 2004, the Asian economy is gaining financial power -- represented by the Japanese yen up 1.81% compared to the U.S. dollar since December 31, 2003. With that in mind, the portfolio is expected to continue to meet its objective for the rest of 2004.

         THE FTSE 100 INDEX CONTAINS THE 100 MOST HIGHLY CAPITALIZED BLUE CHIP COMPANIES, REPRESENTING APPROXIMATELY 80%, OF THE U.K. MARKET. IT IS USED EXTENSIVELY AS A BASIS FOR INVESTMENT PRODUCTS AND IS RECOGNIZED AS THE MEASURE OF THE U.K. FINANCIAL MARKETS.

         MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX IS AN UNMANAGED INDEX WHICH REFLECTS THE MOVEMENTS OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
                   TOP 10 HOLDINGS*
                  (% OF NET ASSETS)
---------------------------------------------------

Berkshire Hathaway Inc. (Class A)              3.1%

Genentech, Inc.                                0.8%

Liberty Media Corporation (Class A)            0.8%

The DIRECTV Group, Inc.                        0.8%

Amazon.com, Inc.                               0.7%

InterActiveCorp                                0.6%

Cox Communications, Inc. (Class A)             0.5%

Fox Entertainment Group, Inc
  (Class A)                                    0.3%

Juniper Networks, Inc.                         0.3%

Kraft Foods Inc. (Class A)                     0.3%
---------------------------------------------------

---------------------------------------------------
                  TOP 10 INDUSTRIES*
                  (% OF NET ASSETS)
---------------------------------------------------

Business Services                              10.6%

Drugs & Medicine                               10.1%

Miscellaneous Finance                           8.7%

Real Property                                   6.3%

Banks                                           6.1%

Electronics                                     6.0%

Media                                           4.5%

Retail                                          4.5%

Insurance                                       3.5%

Producer Goods                                  3.4%
----------------------------------------------------

             *PERCENTAGES ARE OF NET ASSETS OF THE MASTER EXTENDED MARKET INDEX
              SERIES, NOT OF THE NET ASSETS OF THE FUND.

              YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 20-68.

10

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2004 (UNAUDITED)

ASSETS

   Investment in Master Extended Market Index Series, at value                 $96,280,909
      Receivable due from USAA Investment Management Company                        95,140
                                                                               -----------
         Total assets                                                           96,376,049
                                                                               -----------
LIABILITIES

   Accrued administrative fees                                                      29,274
   Accrued transfer agency fees                                                      1,679
   Other accrued expenses and payables                                               3,993
                                                                               -----------
         Total liabilities                                                          34,946
                                                                               -----------
            Net assets applicable to capital shares outstanding                $96,341,103
                                                                               ===========
NET ASSETS CONSIST OF:

   Paid-in capital                                                             $85,036,712
   Accumulated undistributed net investment income                                 284,059
   Accumulated net realized loss from investments and
     futures transactions                                                       (1,086,113)
   Net unrealized appreciation on investments and futures contracts             12,106,445
                                                                               -----------
            Net assets applicable to capital shares outstanding                $96,341,103
                                                                               ===========
   Capital shares outstanding ($.01 par value per share,
      100,000,000 shares authorized)                                             9,390,537
                                                                               ===========
   Net asset value, redemption price, and offering price per share             $     10.26
                                                                               ===========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

USAA EXTENDED MARKET INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
  Allocated from Master Extended Market Index Series:
     Dividends (net of $400 foreign withholding tax)              $  377,358
     Interest                                                         39,092
     Securities lending - net                                          7,855
     Other                                                               778
                                                                  ----------
           Total income                                              425,083
              Expenses                                               (37,966)
                                                                  ----------
  Net allocated investment income                                    387,117
                                                                  ----------

EXPENSES
  Administrative fees                                                164,716
  Transfer agent's fees                                               83,921
  Custody and accounting fees                                          1,919
  Shareholder reporting fees                                          14,000
  Postage                                                              6,100
  Directors' fees                                                      2,500
  Registration fees                                                   13,361
  Professional fees                                                   17,050
  Other                                                                1,750
                                                                  ----------
           Total expenses before reimbursement                       305,317
  Expenses reimbursed                                               (127,047)
                                                                  ----------
           Total expenses after reimbursement                        178,270
                                                                  ----------
NET INVESTMENT INCOME                                                208,847
                                                                  ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES
  Net realized gain from investment transactions                     982,846
  Net realized gain from futures transactions                        109,466
  Net change in unrealized appreciation/depreciation on
     investments and futures contracts                             2,948,158
                                                                  ----------
            Net realized and unrealized gain on investments and
              futures contracts                                    4,040,470
                                                                  ----------

  Increase in net assets from operations                          $4,249,317
                                                                  ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

USAA EXTENDED MARKET INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2003

                                                                6/30/2004          12/31/2003
                                                             --------------------------------
FROM OPERATIONS

   Net investment income                                     $    208,847        $    321,136
   Net realized gain (loss) from investment
      and futures transactions                                  1,092,312            (286,414)
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                      2,948,158          16,504,999
                                                             --------------------------------
Net increase in net assets from operations                      4,249,317          16,539,721
                                                             --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

   Net investment income                                                -            (319,956)
                                                             --------------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   32,450,489          40,130,532
   Reinvested dividends                                                 -             307,818
   Cost of shares redeemed                                    (11,781,968)        (10,537,442)
                                                             --------------------------------
Net increase in net assets from capital share
   transactions                                                20,668,521          29,900,908
                                                             --------------------------------
Net increase in net assets                                     24,917,838          46,120,673

NET ASSETS

     Beginning of period                                       71,423,265          25,302,592
                                                             --------------------------------
     End of period                                           $ 96,341,103        $ 71,423,265
                                                             ================================

   Accumulated undistributed net investment income
     End of period                                           $    284,059        $     75,212
                                                             ================================

CHANGE IN SHARES OUTSTANDING

  Shares sold                                                   3,214,177           4,870,311
  Shares issued for reinvested dividends                                -              31,540
  Shares redeemed                                              (1,180,338)         (1,263,827)
                                                             --------------------------------
Increase in shares outstanding                                  2,033,839           3,638,024
                                                             ================================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 F I N A N C I A L
===================-------------------------------------------------------------
                    HIGHLIGHTS

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2004 (UNAUDITED)

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                            SIX-MONTH
                                          PERIOD ENDED                                              PERIOD ENDED
                                            JUNE 30,              YEARS ENDED DECEMBER 31,          DECEMBER 31,
                                          ----------------------------------------------------------------------
                                              2004            2003          2002             2001           2000*
                                          ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period     $  9.71         $  6.80       $  8.35          $  9.36        $ 10.00
                                          ----------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                        .02             .06(a)        .04              .10            .03(a)
  Net realized and unrealized
     gain (loss) on investments and
     futures transactions                      .53            2.89(a)      (1.56)            (.95)          (.67)(a)
                                          ----------------------------------------------------------------------
Total from investment operations               .55            2.95(a)      (1.52)            (.85)          (.64)(a)
                                          ----------------------------------------------------------------------
Less distributions:
  From net investment income                     -            (.04)         (.03)            (.12)             -
  From realized capital gains                    -               -             -             (.04)             -
                                          ----------------------------------------------------------------------
Total distributions                              -            (.04)         (.03)            (.16)             -
                                          ----------------------------------------------------------------------

Net asset value at end of period           $ 10.26         $  9.71       $  6.80          $  8.35        $  9.36
                                          ======================================================================

Total return (%)**                            5.66           43.44        (18.20)           (9.03)         (6.40)

SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)          $96,341         $71,423       $25,303          $17,372        $20,795
Ratios to average net assets:***
  Net investment income (%)                    .48(c)          .74           .73              .97           1.54(c)
  Expenses, including expenses of
     the Master Extended Market
     Index Series (%)                          .50(b,c)        .50(b)        .50(b)           .50(b)         .50(b,c)
  Expenses before reimbursements,
     including expenses of the Master
     Extended Market Index Series (%)          .79(c)          .96          1.32             1.61           2.81(c)
Portfolio turnover (%)****                   14.63           14.53         28.14            97.51           8.88

   * Fund commenced operations on October 27, 2000.
  ** Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 *** For the six-month period ended June 30, 2004, average net assets were
     $87,126,603.
**** Represents the portfolio turnover of the Master Extended Market Index
     Series.
 (a) Calculated using average shares.
 (b) Effective October 27, 2000, the Manager voluntarily agreed to limit the Fund's expenses to 0.50% of the Fund's average net assets.
 (c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

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           to FINANCIAL Statements

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the
         Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Extended Market Index Fund (the Fund). The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion (Full Cap) Index. The Dow Jones Wilshire 4500 Completion (Full Cap) Index measures the performance of all small- and mid-cap stocks as measured by the Dow Jones Wilshire 5000 Composite (Full Cap) Index less the stocks in the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate open-end investment management company advised by Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P. with a substantially similar investment objective. At June 30, 2004, the Fund's investment was 49.31% of the Series.

         The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

              A. VALUATION OF INVESTMENTS - The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1A of the Series' financial statements included elsewhere in this report.

              B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

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           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2004 (UNAUDITED)

              C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              D. DISTRIBUTIONS - The tax basis of distributions and
                 accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2004, in accordance with applicable tax law.

                 Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2003, the Fund had capital loss carryovers of $1,878,344 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

              E. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles

16

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           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                 requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

                 The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended June 30, 2004, the Fund paid CAPCO facility fees of less than $500.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                 The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 2004.

(3) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. ADMINISTRATIVE FEES - The Fund has entered into an
                 Administration Agreement with the Manager under which the Manager provides administrative services to the Fund. The Fund's administrative fees are accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets. For the six-month period ended June 30, 2004, the Fund incurred administrative fees, paid or payable to the Manager, of $164,716.

                 Out of the administrative fees received from the Fund, the Manager pays MLQA up to 0.10% for subadministrative services provided on the Manager's behalf.

              B. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's annual average net assets and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2004, the Fund incurred reimbursable expenses of $127,047.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. For the six-month period ended June 30, 2004, the Fund incurred transfer agent's fees paid or payable to USAA Transfer Agency Company, of $83,921.

              D. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing

18

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                 best-efforts basis. The Manager receives no commissions or fees for this service.

              E. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Master Extended Market Series by MLQA. While the Fund maintains its investment in the Master Extended Market Index Series, the Manager receives no fee for this service.

(4) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

                            Semiannual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                    invests.

20

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD     INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
    COMMON STOCKS

    AEROSPACE - 0.6%
       200    Aerosonic Corporation+                            $    1,180
     2,300    Armor Holdings, Inc.+                                 78,200
     1,500    Cubic Corporation                                     31,395
     1,581    DRS Technologies, Inc.+                               50,434
     1,200    EDO Corporation                                       28,944
       900    ESCO Technologies Inc.+                               48,024
     1,955    Engineered Support Systems, Inc.                     114,387
     1,000    EnPro Industries, Inc.+                               22,980
       400    Esterline Technologies Corporation+                   11,812
     2,600    GenCorp Inc.                                          34,814
     1,792    HEICO Corporation (Class A)                           24,998
       900    KVH Industries, Inc.+                                 11,457
     1,400    Kaman Corp. (Class A)                                 19,586
     5,595    L-3 Communications Holdings, Inc.                    373,746
       400    MTC Technologies, Inc.+                               10,328
     1,300    Metrologic Instruments, Inc.+                         25,922
       500    SPACEHAB, Incorporated+                                1,835
       700    SatCon Technology Corporation+                         1,764
     1,900    Teledyne Technologies Incorporated+                   38,038
       300    TransTechnology Corporation+                           2,106
     2,900    Trimble Navigation Limited+                           80,591
     2,100    Veeco Instruments Inc.+                               54,201
                                                                ----------
                                                                 1,066,742
                                                                ----------
     AIR TRANSPORT - 0.4%
     1,900    AAR Corp.+                                            21,565
     9,900    AMR Corporation+                                     119,889
     1,500    ATA Holdings Corp.+                                    7,815
     3,500    AirTran Holdings, Inc.+                               49,490
     1,500    Alaska Air Group, Inc.+                               35,805
     1,600    America West Holdings Corporation (Class B)+          14,528
     2,700    Atlantic Coast Airlines Holdings, Inc.+               15,498
     1,800    Aviall, Inc.+                                         34,218
     1,200    Aviation General, Incorporated+                           60
     3,970    Continental Airlines, Inc. (Class B)+                 45,139
     2,895    EGL, Inc.+                                            77,007
     1,600    ExpressJet Holdings, Inc.+                            19,424
     2,100    Frontier Airlines, Inc.+                              22,848
       700    Great Lakes Aviation, Ltd.+                              630
     3,802    Hawaiian Holdings, Inc.+                              27,184
     5,250    JetBlue Airways Corporation+                         154,245
       900    LMI Aerospace, Inc.+                                   1,170
     1,300    MAIR Holdings, Inc.+                                  10,608
     1,900    Mesa Air Group, Inc.+                                 15,371
       800    Midwest Express Holdings+                              3,336
     5,100    Northwest Airlines Corporation+                       56,712
       700    Petroleum Helicopters, Inc. (Non-voting)+             13,440
     1,300    Pinnacle Airlines Corp.+                              14,690
     3,400    SkyWest, Inc.                                         59,194
     4,705    UAL Corporation+                                       6,446
       200    Vanguard Airlines, Inc.+                                   -
                                                                ----------
                                                                   826,312
                                                                ----------
     APPAREL - 1.2%
     2,650    Aeropostale, Inc.+                                    71,312
     3,500    Ashworth, Inc.+                                       29,085
     3,400    bebe stores, inc.+                                    68,000
     1,200    Brown Shoe Company, Inc.                              49,116
       700    The Buckle, Inc.                                      19,775
     1,400    Burke Mills, Inc.+                                     1,764
     2,100    Cache, Inc.+                                          28,371
       900    Carter's, Inc.+                                       26,199
       400    Cherokee Inc.                                         10,036
    10,090    Coach, Inc.+                                         455,967
     2,500    Columbia Sportswear Company+                         136,550
     3,400    DHB Capital Group Inc.+                               51,612
     1,300    Deckers Outdoor Corporation+                          38,337
       600    Escalade, Incorporated                                13,866
       200    Fab Industries, Inc.+                                    682
     4,817    Fossil, Inc.+                                        131,263

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
    1,800    GSI Commerce, Inc.+                                $   17,334
    1,600    Guess?, Inc.+                                          25,760
      300    Haggar Corp.                                            6,045
      300    Hampshire Group, Limited+                               8,697
    2,100    Hartmarx Corporation+                                  13,230
      400    JPS Industries Inc.+                                    1,304
    1,900    J. Jill Group Inc.+                                    44,821
    1,300    Jos. A. Bank Clothiers, Inc.+                          40,807
    1,600    Kellwood Co.                                           69,680
    1,100    Kenneth Cole Productions, Inc. (Class A)               37,697
    2,600    K-Swiss Inc. (Class A)                                 52,546
      500    LaCrosse Footwear, Inc.+                                3,990
    1,000    Magic Lantern Group, Inc.+                                900
      900    Marisa Christina, Incorporated+                         1,134
    1,965    Maxwell Shoe Company Inc. (Class A)+                   45,667
      800    Mossimo, Inc.+                                          3,008
      300    Mothers Work, Inc.+                                     6,171
      700    OshKosh B'Gosh, Inc. (Class A)                         17,479
    1,600    Oxford Industries, Inc.                                69,696
    1,400    Perry Ellis International, Inc.+                       35,364
    1,800    Phillips-Van Heusen Corporation                        34,650
    1,000    Phoenix Footwear Group, Inc.+                          13,390
    2,500    Polo Ralph Lauren Corporation                          86,125
    1,400    Quaker Fabric Corporation                              10,793
    3,300    Quiksilver, Inc.+                                      78,573
    1,100    Rocky Shoes & Boots, Inc.+                             26,125
    2,900    Russell Corporation                                    52,084
    1,200    Skechers U.S.A., Inc. (Class A)+                       15,600
    1,700    Stage Stores, Inc.+                                    64,022
      800    Steve Madden, Ltd.+                                    15,976
    2,400    The Stride Rite Corporation                            26,472
    1,500    Superior Uniform Group, Inc.                           23,835
      200    Tandy Brands Accessories, Inc.                          2,700
    2,000    The Timberland Company (Class A)+                     129,180
    3,300    Tropical Sportswear Int'l Corporation+                 11,715
    3,200    Unifi, Inc.+                                            9,376
      900    Vans, Inc.+                                            18,495
    2,700    Warnaco Group, Inc.+                                   57,429
      150    Weyco Group, Inc.                                       5,144
    2,400    Wolverine World Wide, Inc.+                            63,000
                                                                ----------
                                                                 2,377,949
                                                                ----------
    BANKS - 6.1%
      600    ABC Bancorp                                            12,204
      800    Alabama National BanCorporation                        44,376
      200    Ameriana Bancorp                                        2,972
      400    American National Bankshares Inc.                       8,712
      420    Arrow Financial Corporation                            12,789
    6,832    Associated Banc-Corp.                                 202,432
    1,200    BCSB Bankcorp, Inc.                                    15,936
    1,300    BSB Bancorp, Inc.                                      46,215
    4,700    The Banc Corporation+                                  30,597
      400    BancFirst Corporation                                  23,900
    3,600    BancorpSouth, Inc.                                     81,108
    2,500    Bank Mutual Corporation                                27,250
      525    Bank of Granite Corp.                                  10,978
    3,700    Bank of Hawaii Corporation                            167,314
      700    Bank of the Ozarks, Inc.                               16,310
    3,300    BankAtlantic Bancorp, Inc. (Class A)                   60,885
      400    The Bankcorp Bank+                                      7,084
    9,914    Banknorth Group, Inc.                                 322,007
      200    Bar Harbor Bankshares                                   5,200
      300    Berkshire Bancorp Inc.                                  5,175
      300    Berkshire Hills Bancorp, Inc.                          11,130
    2,600    Boston Private Financial Holdings, Inc.                60,216
    1,100    BostonFed Bancorp, Inc.                                43,791
    3,499    Brookline Bancorp, Inc.                                51,330
      400    Bryn Mawr Bank Corporation                              9,100
      495    CB Bancshares, Inc.                                    46,134
      800    CFS Bancorp, Inc.                                      10,600
      500    Camco Financial Corporation                             7,000
      300    Camden National Corporation                             9,921
    1,100    Capital Bank Corporation                               18,029
      500    Capital City Bank Group, Inc.                          19,795
      420    Capitol Bancorp Ltd.                                   10,929
    4,340    Capitol Federal Financial                             129,766

22

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
      210    Carrollton Bancorp                                 $    3,371
      900    Cascade Bancorp                                        16,524
      400    Cavalry Bancorp, Inc.                                   6,392
      520    Center Bancorp, Inc.+                                   5,819
      502    Central Coast Bancorp+                                  9,187
      200    Century Bancorp, Inc. (Class A)                         6,578
    1,060    Chemical Financial Corporation                         39,103
    1,000    Chesterfield Financial Corp.                           31,100
    1,787    Chittenden Corporation                                 62,813
    3,300    Citizens Banking Corporation                          102,465
    2,428    Citizens South Banking Corporation                     32,001
    1,800    City Holding Company                                   56,844
    3,100    City National Corporation                             203,670
      300    CityBank                                                9,609
      980    Clifton Savings Bancorp, Inc.                          11,574
    1,250    CoBiz Inc.                                             17,288
    7,155    The Colonial BancGroup, Inc.                          130,006
      400    Columbia Bancorp                                       11,688
    1,930    Columbia Banking System, Inc.                          42,846
      100    Comm Bancorp, Inc.                                      4,120
    4,360    Commerce Bancorp, Inc.                                239,844
    4,177    Commerce Bancshares, Inc.                             191,912
      356    Commercial Bankshares, Inc.                             9,459
      100    Commercial National Financial Corporation               2,325
      600    Community Bank of Northern Virginia                     8,100
    1,600    Community Bank System, Inc.                            36,464
      488    Community Banks, Inc.                                  14,333
    2,935    Community First Bankshares, Inc.                       94,478
      800    Community Trust Bancorp, Inc.                          24,400
    7,020    Compass Bancshares, Inc.                              301,860
    1,500    Corus Bankshares, Inc.                                 61,665
    3,440    Cullen/Frost Bankers, Inc.                            153,940
    6,750    Doral Financial Corporation                           232,875
      900    EFC Bancorp, Inc.                                      20,925
    3,690    East West Bancorp, Inc.                               113,283
      250    Exchange National Bancshares, Inc.                      7,300
      350    FFLC Bancorp, Inc.                                      8,806
      500    FLAG Financial Corporation                              6,460
    2,769    F.N.B. Corporation                                     56,488
      300    FNB Corp./North Carolina                                5,850
      300    FNB Corporation/Virginia                                8,646
    1,125    FNB Financial Services Corporation                     19,136
      300    Farmers Capital Bank Corporation                       10,680
    1,200    Fidelity Federal Bancorp+                               1,764
      100    Financial Institutions, Inc.+                           2,470
      400    First Bancorp                                          13,372
      500    First Busey Corporation                                14,620
    1,800    First Cash Financial Services, Inc.+                   38,304
      600    First Charter Corporation                              13,074
      600    First Citizens BancShares, Inc. (Class A)              73,200
    3,200    First Commonwealth Financial Corporation               41,504
      400    First Federal Bancorp, Inc.                             3,300
    1,200    First Federal Bancshares of Arkansas, Inc.             23,412
    1,100    First Federal Capital Corp.                            30,613
    1,710    First Financial Bancorp                                30,301
      350    First Financial Bankshares, Inc.                       14,675
      270    First Financial Service Corporation                     6,588
      200    The First of Long Island Corporation                    9,156
      300    First M&F Corporation                                   9,342
      115    First Merchants Corporation                             2,984
    2,175    First Midwest Bancorp, Inc.                            76,582
    1,210    First Mutual Bancshares, Inc.                          30,553
    2,852    First National Bankshares of Florida                   54,047
    4,966    First Niagara Financial Group, Inc.                    59,592
      450    First Oak Brook Bancshares, Inc.                       13,635
      800    First Republic Bank                                    34,464
      400    First South Bancorp, Inc.                               8,980
    1,200    First State Bancorporation                             36,864

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
    1,950    Firstbank Corp.+                                   $   79,463
      542    FirstBank NW Corp.                                     14,558
    4,800    FirstMerit Corporation                                126,576
    1,500    Florida Banks, Inc.+                                   32,445
      400    Foothill Independent Bancorp                            8,348
    1,500    Franklin Bank Corporation+                             23,730
      400    Frontier Financial Corporation                         13,976
    7,851    Fulton Financial Corporation                          158,198
      561    German American Bancorp                                 9,425
    3,900    Gold Banc Corporation                                  60,450
      600    Great Southern Bancorp, Inc.                           17,550
    3,764    Greater Bay Bancorp                                   108,780
      425    Greater Community Bancorp                               6,065
    1,500    Hancock Holding Company                                43,590
    2,478    Hanmi Financial Corporation                            73,101
    1,400    Harbor Florida Bancshares, Inc.                        38,514
    1,368    Harleysville National Corporation                      35,021
      700    Heritage Commerce Corp.+                               10,206
    9,200    Hibernia Corporation (Class A)                        223,560
    1,200    Home Federal Bancorp                                   30,000
      500    Horizon Financial Corp.                                 9,950
   11,820    Hudson City Bancorp, Inc.                             395,261
    3,440    Hudson United Bancorp                                 128,243
    2,025    Humboldt Bancorp                                       42,343
      800    Independent Bank Corp. (Massachusetts)                 23,160
    1,000    Integra Bank Corporation                               22,030
      650    Interchange Financial Services Corporation             16,172
    1,500    Irwin Financial Corporation+                           39,600
    2,500    Jefferson Bancshares, Inc.                             32,400
      500    LSB Bancshares, Inc.                                    8,075
      200    Lakeland Financial Corporation                          6,700
      250    MASSBANK Corp.                                          8,652
    1,000    Main Street Banks, Inc.                                28,100
      346    MainSource Financial Group, Inc.                        7,024
    5,077    Mercantile Bankshares Corporation                     237,705
      350    Merchants Bancshares, Inc.                              9,187
    1,400    Mid-State Bancshares                                   32,914
    1,000    Midwest Banc Holdings, Inc.                            22,300
    1,360    NBT Bancorp Inc.+                                      30,382
      120    NSD Bancorp, Inc.                                       2,809
    2,900    Nara Bancorp, Inc.                                     49,677
   11,750    National Commerce Financial Corporation               381,875
      630    National Penn Bancshares, Inc.                         18,736
    2,900    Net.B@nk, Inc.                                         31,697
    5,400    NewAlliance Bancshares, Inc.+                          75,384
    1,500    North Valley Bancorp                                   23,775
      300    Northern States Financial Corporation                   8,100
      150    Norwood Financial Corp.                                 4,351
      300    Oak Hill Financial, Inc.                                9,450
      700    OceanFirst Financial Corp.                             16,765
      700    Ohio Valley Banc Corp.                                 23,100
    4,126    Old National Bancorp                                  102,449
      400    Old Second Bancorp, Inc.                               21,100
      400    Omega Financial Corporation                            13,772
    1,177    Oriental Financial Group Inc.                          31,861
    1,640    PFF Bancorp, Inc.                                      61,074
    1,000    Pamrapo Bancorp, Inc.                                  23,450
      600    Park National Corporation                              76,626
      300    Parkvale Financial Corporation                          7,902
      330    Peapack-Gladstone Financial Corporation                10,600
      400    PennFed Financial Services, Inc.                       13,600
      200    Peoples Bancorp                                         4,722
      595    Peoples Bancorp Inc.                                   15,821
      200    Peoples Bancorp of North Carolina                       3,840
    1,120    The Peoples BancTrust Company, Inc.                    15,859
    5,342    People's Bank                                         166,403
    1,200    Peoples Financial Corporation                          20,712
    8,100    Popular, Inc.                                         346,437
    1,300    PrivateBancorp, Inc.                                   35,698
    1,100    Prosperity Bancshares, Inc.                            26,785
    1,772    Provident Bancorp, Inc.                                20,201
    2,856    Provident Bancshares Corporation                       82,367
      400    Provident Financial Holdings, Inc.                      9,460

24

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
      800    Quaker City Bancorp, Inc.                          $   43,952
    3,028    Republic BancorpInc.                                   42,089
      975    Republic Bancorp, Inc. (Class A)                       19,685
    2,940    Riggs National Corporation                             62,093
      524    Royal Bancshares of Pennsylvania, Inc.                 12,995
    6,000    S1 Corporation+                                        59,640
    1,500    S&T Bancorp, Inc.+                                     47,970
      200    S.Y. Bancorp, Inc.                                      4,682
      650    Sandy Spring Bancorp, Inc.                             22,587
      121    The Savannah Bancorp, Inc.                              3,418
      870    Seacoast Banking Corporation of Florida                18,209
      400    Second Bancorp, Incorporated                           12,516
      300    Shore Bancshares, Inc.                                  7,662
      600    Signature Bank+                                        14,256
    2,275    Silicon Valley Bancshares+                             90,204
      400    Simmons First National Corporation (Class A)           10,412
    5,000    Sky Financial Group, Inc.                             123,650
    4,900    The South Financial Group, Inc.                       138,866
      700    Southwest Bancorp, Inc.                                12,775
    2,000    Southwest Bancorporation of Texas, Inc.                88,240
      110    Southwest Georgia Financial Corporation                 2,668
      439    State Bancorp, Inc.                                    10,722
      400    State Financial Services Corporation                   11,864
    3,950    Sterling Bancshares, Inc.                              56,050
      700    Suffolk Bancorp                                        22,820
      400    Summit Bancshares, Inc.                                11,640
      500    Sun Bancorp, Inc.+                                     11,195
      798    Sun Bancorp, Inc. (New Jersey)+                        16,965
    1,972    Susquehanna Bancshares, Inc.                           49,616
    4,445    TCF Financial Corporation                             258,032
    1,750    Texas Regional Bancshares, Inc. (Class A)              80,343
      440    Tompkins Trustco, Inc.                                 20,900
      900    TriCo Bancshares                                       17,010
    3,960    TrustCo Bank Corp NY                                   51,876
    3,000    Trustmark Corporation                                  86,760
      798    U.S.B. Holding Co., Inc.+                              18,290
    3,375    UCBH Holdings, Inc.                                   133,380
    1,310    UMB Financial Corporation                              67,622
    2,911    Umpqua Holdings Corporation                            61,102
      400    Union Bankshares Corporation                           12,640
    8,900    UnionBanCal Corporation                               501,960
      254    United Bancorp, Inc.                                    3,533
    2,600    United Bankshares, Inc.                                84,500
    1,632    United Community Financial Corp.                       21,216
    1,132    Unizan Financial Corp.                                 29,545
    1,200    Vail Banks, Inc.                                       14,928
    5,148    Valley National Bancorp                               130,141
    1,300    Virginia Commerce Bancorp, Inc.+                       38,363
      500    WSFS Financial Corporation                             24,335
      300    Warwick Community Bancorp, Inc.                         9,615
      800    Washington Trust Bancorp, Inc.                         20,776
    1,200    WesBanco, Inc.                                         34,956
      800    West Coast Bancorp                                     17,152
    1,800    Westamerica Bancorporation                             94,410
    3,221    Westcorp                                              146,394
    2,550    Whitney Holding Corporation                           113,909
    3,800    Wilmington Trust Corporation                          141,436
    1,650    Wintrust Financial Corporation                         83,342
    1,600    Yardville National Bancorp                             40,000
                                                               -----------
                                                                11,964,927
                                                               -----------

   BUSINESS MACHINES - 2.3%
   21,790    3Com Corporation+                                     136,188
      600    3D Systems Corporation+                                 6,864
    1,915    AVICI SYS INC.+                                        24,902
    3,700    ActivCard Corp.+                                       26,862
    9,400    Adaptec, Inc.+                                         79,524
    5,200    Advanced Digital Information Corporation+              50,440
    3,400    American Software, Inc. (Class A)                      20,706
    1,400    Analogic Corporation                                   59,402
      800    Applied Films Corporation+                             23,216

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
    1,800    Arbitron Inc.+                                     $   65,736
    3,100    Artesyn Technologies, Inc.+                            27,900
    4,190    Ascential Software Corporation+                        66,998
    2,700    Avocent Corporation+                                   99,198
   25,240    BEA Systems, Inc.+                                    207,473
    1,400    Black Box Corporation                                  66,164
    4,800    Borland Software Corporation+                          40,752
    2,100    Brooktrout Inc.+                                       22,701
      600    California First National Bancorp                       7,968
      700    Communication Intelligence Corporation+                   343
    1,900    Computer Horizons Corp.+                                7,581
    3,900    Concurrent Computer Corporation+                        7,722
    2,100    Convera Corporation+                                    4,851
      410    Cosine Communications, Inc.+                            1,755
    4,600    Cray, Inc.+                                            30,452
    1,100    Crossroads Systems, Inc.+                               1,925
    4,100    Diebold, Incorporated                                 216,767
    3,600    Digital Lightwave, Inc.+                                6,228
      101    EMC Corporation                                         1,151
   10,500    Enterasys Networks, Inc.+                              22,155
      300    Exabyte Corporation+                                      258
      100    Extended Systems Incorporated+                            500
    4,051    Fair, Isaac and Company, Incorporated                 135,222
      900    Flow International Corporation+                         3,231
    8,300    Foundry Networks, Inc.+                               116,781
      500    General Binding Corporation+                            7,745
    2,900    Hanger Orthopedic Group, Inc.+                         33,988
    2,100    Hypercom Corporation+                                  17,745
    9,200    IKON Office Solutions, Inc.                           105,524
      900    Imagistics International Inc.+                         31,860
      200    Immersion Corporation+                                    954
    4,900    Input/Output, Inc.+                                    40,621
    4,200    Integrated Device Technology, Inc.+                    58,128
    3,016    Intergraph Corp.+                                      77,994
    3,250    Interland, Inc.+                                        9,133
    1,600    InterVoice-Brite, Inc.+                                18,352
    1,400    InVision Technologies, Inc.+                           69,860
    3,060    Iomega Corporation                                     17,075
    6,800    Island Pacific, Inc.+                                   4,420
   23,847    Juniper Networks, Inc.+                               585,921
    2,800    LTX Corporation+                                       30,268
    2,100    Lantronix, Inc.+                                        2,625
    2,000    MIPS Technologies, Inc. (Class A)+                     12,240
    1,300    MSC.Software Corp.                                     11,635
      200    MTI Technology Corporation+                               362
   13,112    Maxtor Corporation+                                    86,933
    5,000    McDATA Corporation (Class A)+                          26,900
      200    Media 100 Inc.+                                             3
   12,049    Microchip Technology                                  380,025
    4,700    Micromuse, Inc.+                                       31,443
    1,700    Micros Systems, Inc.+                                  81,549
    7,500    Network Engines, Inc.+                                 20,400
      500    Omnicell, Inc.+                                         7,305
    3,385    PTEK Holdings, Inc.+                                   39,029
    2,963    PalmOne, Inc.+                                        103,024
      100    Procom Technology, Inc.+                                  126
    1,300    Pure World, Inc.+                                       2,587
    5,000    Roxio, Inc.+                                           24,550
    8,590    SanDisk Corporation+                                  186,317
      600    ScanSource, Inc.+                                      35,652
      300    Scientific Technologies Incorporated+                   1,590
    3,300    Sigma Designs, Inc.+                                   26,334
   12,500    Silicon Graphics, Inc.+                                27,500
       30    Sorrento Networks Corporation+                            103
    5,700    Storage Technology Corporation+                       165,300
      445    SumTotal Systems Inc+                                   2,892
    5,555    Sybase, Inc.+                                          99,990
    3,200    Tech Data Corporation+                                125,216
    3,100    The Titan Corporation                                  40,238
   11,100    Total System Services, Inc.                           243,090
      940    TransAct Technologies Incorporated+                    29,666
      100    Trans-Industries, Inc.+                                   188
    1,300    Visual Networks, Inc.+                                  3,926
    2,075    Vitria Technology, Inc.+                                6,372
    3,100    White Electronic Designs Corporation+                  16,244
                                                               -----------
                                                                 4,540,858
                                                               -----------

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
   BUSINESS SERVICES - 10.6%
    2,300    @Road, Inc.+                                       $   17,595
    1,940    24/ 7 Real Media, Inc.+                                10,709
      600    4Kids Entertainment, Inc.+                             14,352
    2,900    ABM Industries, Inc.                                   56,463
    1,800    ADVO Systems, Inc.                                     59,256
    1,720    AMN Healthcare Services, Inc.+                         26,299
    1,400    ANSYS, Inc.+                                           65,800
    5,690    ARAMARK Corporation (Class B)                         163,644
      300    Accrue Software, Inc.+                                      -
    3,700    Actuate Corporation+                                   14,615
      200    Adept Technology, Inc.+                                   230
    1,800    Administaff, Inc.+                                     29,880
    2,500    Advent Software, Inc.+                                 45,175
      900    The Advisory Board Company+                            32,040
    2,600    Aether Systems, Inc.+                                   8,944
    3,560    Affymetrix, Inc.+                                     116,519
    3,100    Agile Software Corporation+                            27,125
    8,000    Akamai Technologies, Inc.+                            143,600
    1,800    Aksys, Ltd.+                                           10,494
      600    Alamo Group Inc.                                        9,540
      700    Alliance Data Systems Corporation+                     29,575
    1,000    The Allied Defense Group, Inc.+                        17,970
    2,500    Alteon Inc.+                                            2,950
    1,500    Altiris, Inc.+                                         41,415
      300    Ambassadors Group, Inc.                                 7,053
      600    Ambassadors International, Inc.                         7,674
    1,460    American Ecology Corporation+                          17,491
       48    American Independence Corporation+                        793
   15,500    American Online Latin America, Inc. (Class A)+         10,695
    1,200    American Science and Engineering+                      25,104
    1,100    American Superconductor Corporation+                   14,388
      200    Analysts International Corporation+                       616
      500    Ansoft Corporation+                                     7,630
    2,400    AnswerThink Consulting Group, Inc.+                    13,752
    1,300    Anteon International Corporation+                      42,406
    4,545    aQuantive, Inc.+                                       44,905
    3,340    Arena Pharmaceuticals, Inc.+                           18,236
   16,300    Ariba, Inc.+                                           32,274
    8,300    Art Technology Group, Inc.+                             9,960
       12    Artemis International Solutions Corporation+               27
    3,460    Ask Jeeves, Inc.+                                     135,044
    4,000    Aspen Technology, Inc.+                                29,040
    8,600    Atari, Inc.+                                           20,726
    1,900    Authentidate Holding Corp.+                            20,767
      600    BHA Group Holdings, Inc.                               22,710
     5200    The BISYS Group, Inc.+                                 73,112
    4,600    BSQUARE Corporation+                                    4,600
      900    Bankrate, Inc.+                                         7,704
      102    Baran Group Ltd.+                                         612
      400    Barrett Business Services, Inc.+                        5,808
    9,900    BearingPoint, Inc.+                                    87,813
      300    Bestway, Inc.+                                          3,789
    7,300    BindView Development Corporation+                      25,550
    1,070    Blue Coat Systems, Inc.+                               35,834
    1,400    Blue Martini Software, Inc.+                            6,202
      100    Bottomline Technologies, Inc.+                          1,055
    2,000    Bowne & Co., Inc.                                      31,700
      800    Braun Consulting, Inc.+                                 1,440
      700    Bright Horizons Family Solutions, Inc.+                37,527
    3,100    The Brink's Company                                   106,175
    1,988    BroadVision, Inc.+                                      8,354
   15,400    Brocade Communications+ Systems, Inc.                  92,092
    1,700    CACI International Inc. + (Class A)                    68,748
    1,200    CDI Corp.                                              41,520
    4,845    CDW Corporation                                       308,917
      500    CERBCO, Inc. (Class A)                                  4,650
    3,800    CIBER, Inc.+                                           31,236
    3,865    CSG Systems International, Inc.+                       80,006
    5,468    Career Education Corporation+                         249,122
    1,400    Carreker Corporation+                                  14,028

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
    1,500    Cascade Corporation                               $    46,875
    1,100    Casella Waste Systems, Inc.+                           14,465
    2,200    Catalina Marketing Corporation+                        40,238
      500    Catapult Communications Corporation+                   11,500
    3,550    Cell Genesys, Inc.+                                    36,885
    1,000    Centra Software, Inc.+                                  2,250
    4,545    Century Business Services, Inc.+                       19,816
    8,100    Ceridian Corporation+                                 182,250
    2,100    Cerner Corporation+                                    93,618
    3,600    Certegy Inc.                                          139,680
    1,400    Charles River Associates Incorporated+                 43,330
    4,790    CheckFree Corp.+                                      143,700
      300    Childtime Learning Centers, Inc.+                         693
    5,333    ChoicePoint Inc.+                                     243,505
    4,100    Chordiant Software, Inc.+                              18,696
      200    Clarus Corporation+                                     2,314
    2,400    Clean Harbors, Inc.+                                   22,752
    2,200    Click Commerce, Inc.+                                  12,430
      800    Closure Medical Corporation+                           20,088
    7,400    Cognizant Technology Solutions Corporation+           188,034
    4,960    Commerce One, Inc.+                                     4,712
      500    Computer Programs and Systems, Inc.                    10,190
    1,090    Concord Communications, Inc.+                          12,437
    1,900    Concur Technologies, Inc.+                             20,330
    2,100    Connetics Corporation+                                 42,420
    5,050    Copart, Inc.+                                         134,835
    2,200    Corillian Corporation+                                 11,088
    5,135    Corinthian Colleges, Inc.+                            127,040
      400    Corio, Inc.+                                              868
      700    Cornell Companies, Inc.+                                9,520
    2,800    The Corporate Executive Board Company                 161,812
    1,100    CoStar Group Inc.+                                     50,523
      225    Courier Corporation                                     9,391
    1,400    Covansys Corporation+                                  14,462
      886    Credit Acceptance Corporation+                         13,352
      225    Critical Path, Inc.+                                      310
    3,100    Cross Country Healthcare, Inc.+                        56,265
    2,300    CuraGen Corporation+                                   13,823
    3,700    CyberSource Corporation+                               30,932
    1,000    DSL.net, Inc.+                                            300
    5,200    DST Systems, Inc.+                                    250,068
      100    Daleen Technologies, Inc.+                                  4
    1,200    Datastream Systems, Inc.+                               7,776
      100    Deltathree.com, Inc. (Class A)+                           215
    2,100    Dendrite International, Inc.+                          39,018
    4,000    DeVry, Inc.+                                          109,680
    1,200    Digimarc Corporation+                                  16,020
    4,400    Digital Generation Systems, Inc.+                       6,512
      200    Digital Impact, Inc.+                                     380
    2,500    Digital Insight Corporation+                           51,825
    1,400    Digital River, Inc.+                                   45,682
    2,169    Digitas Inc.+                                          23,924
    1,200    Discovery Partners International+                       6,120
    2,300    Diversa Corporation+                                   23,299
        1    divine, Inc. (Class A)+                                     -
    2,500    DocuCorp International, Inc.+                          21,900
    3,900    Dot Hill Systems Corp.+                                43,719
    7,000    DoubleClick Inc.+                                      54,390
    3,000    Dyax Corp.+                                            35,250
    5,000    E-LOAN, Inc.+                                          13,500
    1,100    EPIQ Systems, Inc.+                                    15,950
    1,775    EVCI Career Colleges Incorporated+                     18,655
    9,600    EarthLink, Inc.+                                       99,360
       50    EasyLink Services Corporation (Class A)+                   81
    2,400    Echelon Corporation+                                   26,856
    2,500    Eclipsys Corporation+                                  38,150
    2,300    eCollege.com+                                          36,800
    4,200    Education Management Corporation+                     138,012
    3,100    eFunds Corporation+                                    54,250
       20    eGain Communications Corporation+                          20
       40    eLoyalty Corporation+                                     252
    1,100    Embarcadero Technologies, Inc.+                        13,596
    9,400    eMerge Interactive, Inc. (Class A)+                    17,766

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
    2,500    Encysive Pharmaceuticals Inc.+                   $     21,250
    3,600    Ener,1 Inc.+                                            1,908
      600    Entrust Technologies Inc.+                              2,700
    2,200    Epicor Software Corporation+                           30,910
    4,650    E.piphany, Inc.+                                       22,460
      200    ePresence, Inc.+                                            -
    2,875    eResearch Technology, Inc.+                            80,500
    2,645    Euronet Worldwide, Inc.+                               61,179
      102    Evolve Software, Inc.+                                      -
    3,200    Evolving Systems, Inc.+                                15,200
       13    Exchange Application, Inc.+                                 -
    3,500    Exelixis, Inc.+                                        35,315
      700    Exponent, Inc.+                                        18,809
    6,600    Exult Inc.+                                            35,508
    2,000    F5 Networks, Inc.+                                     52,960
    2,050    FTI Consulting, Inc.+                                  33,825
    1,700    FactSet Research Systems Inc.                          80,359
      300    Falcon Products, Inc.+                                    798
    2,800    FalconStor Software, Inc.+                             21,616
      800    Fargo Electronics+                                      8,888
      900    Federal Agricultural Mortgage
                Corporation (Class A)+                              17,019
    3,005    FileNET Corporation+                                   94,868
    1,300    FindWhat.com+                                          30,082
    1,500    First Consulting Group, Inc.+                           8,280
        8    Five Star Quality Care, Inc.+                              35
    1,200    Forrester Research, Inc.+                              22,380
      800    Franklin Covey Co.+                                     2,080
    2,500    FreeMarkets, Inc.+                                     16,300
    1,800    G & K Services, Inc. (Class A)                         72,342
    2,900    GTECH Holdings Corporation                            134,299
    1,700    GTSI Corp.+                                            19,465
      460    Gaiam, Inc.+                                            3,119
    2,600    Gartner Group, Inc. (Class B)+                         33,514
      900    Genaissance Pharmaceuticals, Inc.+                      3,753
    2,200    Genencor International Inc.+                           36,014
       35    General Magic, Inc.+                                        1
    2,900    Gentiva Health Services, Inc.+                         47,154
      600    The Geo Group Inc.+                                    12,240
      200    Geoworks Corporation+                                      12
    1,600    Gevity HR, Inc.                                        41,904
      100    Gliatech Inc.+                                              -
    2,000    Global Imaging Systems, Inc.+                          73,320
    2,360    Global Payments Inc.                                  106,247
       52    Grey Global Group Inc.                                 51,220
    3,400    Harris Interactive Inc.+                               22,848
    4,100    Harte-Hanks, Inc.                                     100,081
    1,800    Heidrick & Struggles International, Inc.+              53,424
    1,500    Hewitt Associates, Inc. (Class A)+                     41,250
    1,200    Hudson Highland Group, Inc.+                           36,792
    2,753    Hyperion Solutions Corporation+                       120,361
    3,700    ICOS Corporation+                                     110,408
      800    ICT Group, Inc.+                                        7,312
    1,400    IDT Corporation+                                       25,242
    1,400    IDX Systems Corporation+                               44,646
    1,580    IPIX Corporation+                                      22,073
    2,610    ITT Educational Services, Inc.+                        99,232
    6,390    Identix Incorporated+                                  47,733
    2,100    iGATE Capital Corporation+                              8,358
    2,800    I-many, Inc.+                                           3,332
      350    The Immune Response Corporation+                          427
    1,400    Indus International, Inc.+                              2,940
    3,900    InFocus Corporation+                                   33,150
    7,700    Infonet Services Corporation (Class B)+                13,475
    3,200    Informatica Corporation+                               24,416
       26    Information Architects Corp.+                               6
    2,700    Inforte Corp.+                                         27,267
    1,840    InfoSpace, Inc.+                                       69,994
    1,300    infoUSA Inc.+                                          13,182
    1,595    Innovative Solutions and Support, Inc.+                31,134
      700    Insurance Auto Auctions, Inc.+                         11,900
       83    InsWeb Corporation+                                       367
      600    Integral Systems, Inc.                                  9,648
    3,700    Integrated Alarm Services Group, Inc.+                 19,980
    3,800    Intelligroup, Inc.+                                    19,684
    4,000    Intellisync Corporation+                               11,480

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
      600    Interactive Intelligence, Inc.+                   $     3,588
   39,985    InterActiveCorp+                                    1,205,148
    2,300    The InterCept Group, Inc.+                             37,674
   15,800    Internap Network Services Corporation+                 19,118
    2,500    Internet Security Systems, Inc.+                       38,350
    2,800    Interwoven, Inc.+                                      28,280
    1,200    Intevac, Inc.+                                         10,644
      900    Intrado Inc.+                                          14,481
       25    Intrusion Inc.+                                            43
    3,200    Invitrogen Corporation+                               230,368
    5,300    Iron Mountain Incorporated+                           255,778
    1,400    iVillage Inc.+                                          8,890
    2,900    JDA Software Group, Inc.+                              38,193
    5,100    Jack Henry & Associates, Inc.                         102,510
    3,185    Jacobs Engineering Group Inc.+                        125,425
    1,700    John H. Harland Company                                49,895
    2,600    Jupitermedia Corporation+                              36,816
    1,821    Kana Software, Inc.+                                    4,334
    3,636    Keane, Inc.+                                           49,777
      100    The Keith Companies, Inc.+                              1,440
    1,900    Kelly Services, Inc. (Class A)                         56,620
      500    Keynote Systems, Inc.+                                  6,875
    1,870    kforce.com, Inc.+                                      17,653
    2,401    Kinder Morgan Management, LLC+                         88,285
      400    Knology, Inc.+                                          1,988
    3,000    Korn/Ferry International+                              58,110
    3,023    Kroll Inc.+                                           111,488
    1,875    Kronos, Inc.                                           77,250
   14,900    LTC StorageNetworks, Inc.+                                  -
    2,500    Labor Ready, Inc.+                                     38,750
    5,407    Lamar Advertising Company+                            234,393
    3,100    Laureate Education Inc.+                              118,544
    2,000    Layne Christensen Company+                             33,100
    1,000    Learning Tree International, Inc.+                     14,510
      100    Level 8 Systems, Inc.+                                     16
    2,219    Lightbridge, Inc.+                                     12,426
    2,800    Lionbridge Technologies, Inc.+                         21,420
      300    Liquid Audio, Inc.+                                        87
    6,410    LookSmart, Ltd.+                                       13,910
   11,000    Loudeye Technologies, Inc.+                            17,050
    1,200    Luminex Corporation+                                   12,072
    1,000    Lydall, Inc.+                                           9,770
      900    MAXIMUS, Inc.+                                         31,914
      100    META Group, Inc.+                                         391
    3,800    MPS Group, Inc.+                                       46,056
      800    MPW Industrial Services Group, Inc.+                    1,760
    1,300    MRO Software, Inc.+                                    17,693
    2,690    Macrovision Corporation+                               67,331
    2,040    Magma Design Automation, Inc.+                         39,229
    3,900    The Management Network Group, Inc.+                     9,711
    1,400    Manhattan Associates, Inc.+                            43,232
    4,916    Manpower Inc.                                         249,585
    1,895    ManTech International Corporation (Class A)+           35,569
    4,600    Manugistics Group, Inc.+                               15,042
    1,200    MapInfo Corporation+                                   12,720
      400    Marchex, Inc.+                                          4,464
    1,545    Marimba, Inc.+                                         12,561
      900    MarketWatch.com, Inc.+                                 10,557
    1,325    Matria Healthcare, Inc.+                               33,218
    2,900    MatrixOne, Inc.+                                       20,039
    1,600    Maxygen Inc.+                                          16,912
    4,100    Mechanical Technology Incorporated+                    24,518
    1,800    Medical Staffing Network Holdings, Inc.+               11,592
    1,400    MemberWorks Incorporated+                              41,468
    4,100    Mentor Graphics Corporation+                           63,427
      800    Merge Technologies Incorporated+                       11,752
    1,900    MetaSolv, Inc.+                                         5,396
    3,700    Metro One Telecommunications, Inc.+                     5,439
      400    Michael Baker Corporation+                              6,104
    1,090    MicroStrategy Incorporated (Class A)+                  46,543
    1,300    Microvision, Inc.+                                     10,920
    3,700    Millennium Cell Inc.+                                   6,882
    5,866    Mindspeed Technologies Inc.+                           29,095

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
    2,800    Miravant Medical Technologies+                     $    4,480
      300    Modem Media Inc.+                                       1,578
      400    Moldflow Corporation+                                   4,368
    1,837    NCO Group, Inc.+                                       49,029
    2,100    NDCHealth Corporation+                                 48,720
      100    NEON Systems, Inc.+                                       362
    3,200    NIC Inc.+                                              22,944
    1,400    NMS Communications Corporation+                        10,332
      900    NMT Medical, Inc.+                                      3,375
      800    NVE Corporation+                                       31,944
    1,900    NYFIX, Inc.+                                            9,291
    1,600    Nassda Corporation+                                     6,624
    4,500    National Instruments Corporation                      137,925
    2,500    National Processing, Inc.+                             71,875
      240    Natural Health Trends Corp.+                            3,468
    2,000    The Nautilus Group, Inc.                               39,020
    2,700    Navigant Consulting, Inc.+                             57,888
       13    NaviSite, Inc.+                                            51
    3,100    NeighborCare, Inc.+                                    97,123
    1,220    Neoforma, Inc.+                                        14,811
      200    NeoRx Corporation+                                        492
      400    Net Perceptions, Inc.+                                    272
    1,700    Netegrity, Inc.+                                       14,382
    3,520    NetFlix Inc.+                                         126,544
      100    netGuru, Inc.+                                            159
    2,796    NetIQ Corporation+                                     36,907
       57    NetManage, Inc.+                                          445
    1,900    NetRatings, Inc.+                                      30,951
      200    NetScout Systems, Inc.+                                 1,318
       20    Netsol Technologies, Inc.+                                 45
    2,000    NetSolve, Incorporated+                                19,800
    9,077    Network Associates, Inc.+                             164,566
      200    New Century Equity Holdings Corp.+                         65
    4,200    The New Dun & Bradstreet Corporation+                 226,422
      400    New Horizons Worldwide, Inc.+                           2,400
       60    Niku Corporation+                                         682
    2,100    Nuance Communications Inc.+                             9,576
      650    ONYX Software Corporation+                              2,697
    1,200    OPNET Technologies, Inc.+                              15,720
    4,200    On Assignment, Inc.+                                   24,780
      200    On2.com Inc.+                                             138
       60    Onvia.com, Inc.+                                          357
    1,000    Open Solutions Inc.+                                   24,980
    8,613    OpenTV Corp.+                                          17,915
    3,761    Openwave Systems Inc.+                                 47,765
    3,500    Opsware, Inc.+                                         27,720
    1,225    Option Care, Inc.                                      18,693
    2,900    Orbital Sciences Corporation+                          40,049
    1,545    Orchid Biosciences, Inc.+                              11,896
      800    Overland Storage, Inc.+                                10,632
      100    PC Mall, Inc.+                                          1,888
    1,100    PC-Tel, Inc.+                                          12,980
      900    PDI, Inc.+                                             27,297
      600    PEC Solutions, Inc.+                                    7,158
    1,391    PLATO Learning, Inc.+                                  13,785
    5,700    PRG-Schultz International, Inc.+                       31,179
    1,900    Packeteer, Inc.+                                       30,685
    2,900    Pac-West Telecomm, Inc.+                                3,132
      969    PalmSource, Inc.+                                      16,609
    1,300    Paradigm Genetics, Inc.+                                1,027
    3,500    Paxar Corporation+                                     68,320
    2,800    Pegasus Systems, Inc.+                                 36,764
      500    Pegasystems Inc.+                                       4,375
    6,500    Perot Systems Corporation (Class A)+                   86,255
    1,800    Per-Se Technologies, Inc.+                             26,172
       10    Persistence Software, Inc.+                                37
    3,700    Phoenix Technologies Ltd.+                             25,863
    3,645    Pixar, Inc.+                                          253,364
    5,229    Polycom, Inc.+                                        117,182
    2,300    Pomeroy Computer Resources, Inc.                       27,416
    1,500    Portal Software, Inc.+                                  5,445
    1,100    Pre-Paid Legal Services, Inc.+                         26,213
    2,233    Priceline.com Incorporated+                            60,135
      900    Prime Medical Services, Inc.+                           7,146
      200    Primus Knowledge Solutions, Inc.+                         362
    2,900    Progress Software Corporation+                         62,843

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
    1,700    ProQuest Company +                                 $   46,325
      200    ProsoftTraining.com+                                      108
    5,100    Protection One, Inc.+                                   1,377
    1,700    QAD Inc.                                               18,037
    3,500    QRS Corporation+                                       22,925
      400    Quality Systems, Inc.+                                 19,636
    4,400    Quest Software, Inc.+                                  56,760
      500    Quixote Corporation                                    10,025
      366    Quotesmith.com, Inc.+                                   2,130
    1,500    Quovadx, Inc.+                                          1,800
    1,400    R.H. Donnelley Corporation+                            61,236
    1,800    RPC, Inc.                                              28,422
    2,300    RSA Security Inc.+                                     47,081
    1,800    Radiant Systems, Inc.+                                  8,442
      300    Raven Industries, Inc.                                 10,659
    6,800    RealNetworks, Inc.+                                    46,512
   11,100    Red Hat, Inc.+                                        254,967
    1,497    Register.com, Inc.                                      8,922
      400    RemedyTemp, Inc. (Class A)+                             4,840
    1,700    Renaissance Learning, Inc.                             38,114
    9,200    Republic Services, Inc. (Class A)                     266,248
    1,800    Resources Connection, Inc.+                            70,398
    3,000    Retek Inc.+                                            18,420
    3,800    Reynolds & Reynolds Company (Class A)                  87,894
      265    Rigel Pharmaceuticals, Inc.+                            3,766
      400    Rural Cellular Corporation (Class A)+                   3,548
      600    SAVVIS Communications Corporation+                        828
    2,415    The SCO Group, Inc.+                                   14,128
    3,300    SERENA Software, Inc.+                                 62,997
      750    SFBC International, Inc.+                              23,497
    3,800    SITEL Corporation+                                     16,036
    2,600    SM&A+                                                  22,490
    1,200    SOURCECORP, Incorporated+                              33,024
    1,400    SPAR Group, Inc.+                                       1,400
      709    SPSS Inc.+                                             12,741
      400    SRA International, Inc. (Class A)+                     16,928
    1,160    SS&C Technologies, Inc.                                21,692
      875    Saba Software, Inc.+                                    3,281
    1,334    SafeNet, Inc.+                                         36,925
      200    Sagnet Technology, Inc.+                                    3
      600    Salon Media Group, Inc.+                                  108
    7,400    Sapient Corporation+                                   44,474
      100    Scientific Learning Corporation+                          601
       26    SciQuest, Inc.+                                           161
    1,600    SeaChange International, Inc.+                         27,008
    2,100    Secure Computing Corporation+                          24,465
    3,800    SeeBeyond Technology Corporation+                      14,326
    5,700    Selectica, Inc.+                                       27,075
    2,000    Sequenom Inc.+                                          2,920
   17,700    The ServiceMaster Company                             218,064
   72,225    Sirius Satellite Radio Inc.+                          222,453
       16    SmartServ Online, Inc.+                                    32
      300    Sonic Foundry, Inc.+                                      505
    3,200    SonicWALL, Inc.+                                       27,520
    1,200    Spartech Corporation                                   31,128
    3,600    Spherion Corporation+                                  36,504
      200    SportsLine USA, Inc.+                                     216
    1,400    The Standard Register Company                          16,660
    1,500    StarTek, Inc.                                          53,700
    2,900    Stericycle, Inc.+                                     150,046
      100    Storage Computer Corporation+                              30
    1,120    Stratasys, Inc.+                                       27,731
    6,000    Strategic Diagnostics Inc.+                            25,200
    1,000    Strayer Education, Inc.                               111,570
    1,500    TheStreet.com, Inc.+                                    5,580
    4,400    Support.com, Inc.+                                     38,192
   16,500    Sycamore Networks, Inc.+                               69,795
    2,400    Sykes Enterprises, Incorporated+                       18,144
    2,300    Symyx Technologies+                                    55,476
    8,805    Synopsys, Inc.+                                       250,326
    1,600    Synplicity, Inc.+                                       9,598
    1,200    Syntel, Inc.                                           19,860
      600    Sypris Solutions, Inc.                                 11,514
    1,455    TALX Corporation                                       35,546
    2,150    TETRA Technologies, Inc.+                              57,728
   14,400    TIBCO Software Inc.+                                  121,680
      600    TRC Companies, Inc.+                                   10,008
    8,800    Tapestry Pharmaceuticals Inc+                          15,400

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
      300    Technology Solutions Company+                      $      324
      200    Telecommunication Systems, Inc. (Class A)+              1,136
    4,500    TeleTech Holdings, Inc.+                               39,465
    2,830    Telik, Inc.+                                           67,552
      200    TenFold Corporation+                                      254
      600    TeraForce Technology Corporation+                         104
    3,225    Tetra Tech, Inc.+                                      52,632
      900    Tier Technologies, Inc. (Class B)+                      8,766
   12,500    Track Data Corporation                                 13,375
    2,500    Tradestation Group Inc.+                               17,975
    2,800    Transaction Systems Architects, Inc. (Class A)+        60,284
    1,950    Trident Microsystems, Inc.+                            21,860
      800    The TriZetto Group, Inc.+                               5,360
    4,800    Tularik Inc.+                                         119,040
      277    Tumbleweed Communications Corporation+                  1,180
    4,200    UNOVA, Inc.+                                           85,050
    1,500    URS Corporation+                                       41,100
    1,200    The Ultimate Software Group, Inc.+                     12,120
    3,853    United Online, Inc.+                                   67,851
      645    Universal Access Global Holdings Inc.+                    748
      600    Universal Electronics Inc.+                            10,518
      455    Universal Technical Institute Inc.+                    18,186
    7,300    VA Linux Systems, Inc.+                                17,885
      200    VASCO Data Security International, Inc.+                  430
    5,036    V.I. Technologies, Inc.+                                5,540
   16,800    VIA NET.WORKS, Inc.+                                   13,272
    5,777    ValueClick, Inc.+                                      69,208
    2,500    Vastera, Inc.+                                          7,500
    2,180    Ventiv Health, Inc.+                                   33,746
    1,800    Verint Systems Inc.+                                   61,596
   14,758    VeriSign, Inc.+                                       293,684
    1,300    Verisity Ltd.+                                          7,800
    2,685    Verity, Inc.+                                          36,274
       50    Versata, Inc.+                                             90
      570    Verso Technologies, Inc.+                                 969
      300    Vertel Corporation+                                        12
      460    Verticalnet, Inc.+                                        713
    5,000    Viad Corp.+                                           135,050
      200    The viaLink Company+                                       11
    6,030    Viewpoint Corporation+                                 11,879
   15,500    Vignette Corporation+                                  25,730
    3,500    Viisage Technology, Inc.+                              30,520
    2,700    VitalWorks Inc.+                                        9,342
      600    Volt Information Sciences, Inc.+                       18,906
    2,550    Waste Connections, Inc.+                               75,633
    2,000    WatchGuard Technologies, Inc.+                         14,440
    1,640    Watson Wyatt & Company Holdings                        43,706
    2,000    Wave Systems Corp. (Class A)+                           2,600
    2,600    WebEx Communications, Inc.+                            56,576
   19,060    WebMD Corporation+                                    177,639
    3,100    webMethods, Inc.+                                      26,567
    1,600    Websense, Inc.+                                        59,568
    6,650    Weight Watchers International, Inc.+                  260,281
      500    Westaff, Inc.+                                          1,415
    5,700    Wind River Systems, Inc.+                              67,032
    3,700    Wireless Facilities, Inc.+                             36,371
    1,100    Witness Systems, Inc.+                                 13,365
      200    WorldGate Communications, Inc.+                           420
    4,600    Wynn Resorts, Limited+                                177,698
   10,000    Xybernaut Corporation+                                 16,800
    3,400    ZixIt Corporation+                                     26,996
                                                               -----------
                                                                20,603,256
                                                               -----------
   CHEMICALS - 1.4%
    3,000    A. Schulman, Inc.                                      64,470
      400    AEP Industries Inc.+                                    4,364
    1,500    AMCOL International Corporation                        28,425
      950    Aceto Corporation                                      16,720
    3,300    Airgas, Inc.                                           78,903
    2,600    Albemarle Corp.                                        82,290

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
      100    American Vanguard Corporation                      $    3,373
      500    Arch Chemicals, Inc.                                   14,410
    1,300    Bio-Rad Laboratories, Inc. (Class A)+                  76,518
      900    Brady Corporation                                      41,490
    3,500    Cabot Corporation                                     142,450
    2,300    Calgon Carbon Corporation                              15,410
    4,990    Celgene Corporation+                                  285,727
    5,800    Crompton Corporation                                   36,540
    1,800    Cytec Industries Inc.                                  81,810
    4,400    Entegris Inc.+                                         50,908
    2,200    Ferro Corporation                                      58,696
    4,800    Foamex International Inc.+                             23,376
    4,300    General Chemical Group Inc.+                              215
    2,000    Georgia Gulf Corporation                               71,720
    1,700    H.B. Fuller Company                                    48,280
      300    Hawkins, Inc.                                           3,594
    6,800    IMC Global Inc.+                                       91,120
      550    KMG Chemicals, Inc.                                     1,705
    1,633    Kronos Worldwide, Inc.+                                55,849
    3,600    Landec Corporation+                                    24,588
    3,415    The Lubrizol Corporation                              125,057
   10,040    Lyondell Chemical Company                             174,596
    1,600    MacDermid, Inc.                                        54,160
      450    Mace Security International, Inc.+                      2,511
    2,100    Matrixx Initiatives, Inc.+                             21,399
    5,065    Millennium Chemicals Inc.+                             87,726
      120    NewMarket Corporation+                                  2,576
    2,300    OM Group, Inc.+                                        75,923
    2,000    OXiGENE, Inc.+                                         12,600
    3,192    Olin Corporation                                       56,243
    1,700    Omnova Solutions Inc.+                                 10,370
      400    Penford Corporation                                     7,020
    5,500    PolyOne Corporation+                                   40,920
      500    Quaker Chemical Corporation                            13,810
    6,800    RPM, Inc.                                             103,360
    1,000    Rogers Corporation+                                    69,900
    2,500    Rollins, Inc.                                          57,525
    1,100    Schawk, Inc.                                           15,367
    3,200    Sensient Technologies Corporation                      68,736
      400    Stepan Company                                         10,460
    2,700    Terra Nitrogen Company, LP+                            32,400
    1,300    Tor Minerals International, Inc.+                       5,525
    1,600    Tredegar Corporation                                   25,808
      800    Trex Company, Inc.+                                    30,200
    2,900    The Valspar Corporation                               146,276
    1,700    WD-40 Company                                          50,898
    6,800    W.R. Grace & Co.+                                      42,160
    4,600    Wellman, Inc.                                          37,398
    1,100    Zoltex Companies, Inc.+                                 7,865
                                                                ----------
                                                                 2,791,740
                                                                ----------
   CONSTRUCTION - 1.9%
      400    Ablest, Inc.+                                           2,364
      200    Advanced Lighting Technologies, Inc.+                      57
      500    American Woodmark Corporation                          29,925
      400    Ameron International Corporation                       13,652
    2,900    Apogee Enterprises, Inc.                               30,160
    2,500    Armstrong Holdings, Inc.+                               3,325
    1,088    Beazer Homes USA, Inc.                                109,137
    1,000    Brookfield Homes Corporation                           26,190
    2,140    Building Materials Holding Corporation                 40,510
      755    Cavco Industries, Inc.+                                29,974
    1,450    Ceradyne, Inc.+                                        51,867
   12,363    D.R. Horton, Inc.                                     351,109
      500    Dominion Homes, Inc.+                                  11,550
    2,633    Dycom Industries, Inc.+                                73,724
      900    EMCOR Group, Inc.+                                     39,582
    1,240    Eagle Materials Inc.                                   88,065
    2,200    ElkCorp                                                52,668
    2,600    Florida Rock Industries, Inc.                         109,642
    1,950    Granite Construction Incorporated                      35,548
    3,500    Hovnanian Enterprises, Inc. (Class A)+                121,485
    1,600    Insituform Technologies, Inc. (Class A)+               26,032
      100    Integrated Electrical Services, Inc.+                     805

34

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
      800    International Aluminum Corporation                 $   23,280
      300    The L.S. Starrett Company (Class A)                     4,845
      750    LSI industries Inc.                                     8,625
    4,300    Lafarge Corporation                                   186,190
    8,880    Lennar Corporation (Class A)                          397,114
      980    Levitt Corporation+                                    25,245
    2,013    M.D.C. Holdings, Inc.+                                128,047
    1,500    M/I Schottenstein Homes, Inc.                          60,900
    2,800    Martin Marietta Materials, Inc.                       124,124
    1,900    MasTec, Inc.+                                          10,317
      600    Meritage Corporation+                                  41,280
    1,200    NCI Building Systems, Inc.+                            39,060
      423    NVR, Inc.+                                            204,817
      200    Noland Company                                          8,466
      900    Orleans Homebuilders, Inc.+                            17,343
    2,400    Palm Harbor Homes, Inc.+                               42,552
      100    Patriot Transportation Holding, Inc.+                   3,300
      500    Performance Technologies, Incorporated+                 4,705
    1,400    Perini Corporation+                                    14,938
    6,500    Quanta Services, Inc.+                                 40,430
    1,400    The Ryland Group, Inc.                                109,480
    6,800    SBA Communications Corporation+                        30,260
    1,000    Simpson Manufacturing Co., Inc.                        56,120
      100    Skyline Corporation                                     4,065
    2,100    Standard Pacific Corp.                                103,530
    2,800    Technical Olympic USA, Inc.                            62,384
    1,300    Texas Industries, Inc.                                 53,521
    4,200    Toll Brothers, Inc.+                                  177,744
    1,400    U.S. Concrete, Inc.+                                    9,870
    3,900    USG Corporation+                                       68,562
      500    United Mobile Homes, Inc.                               6,575
    2,600    WCI Communities, Inc.+                                 58,006
    1,600    WESCO International, Inc.+                             29,440
    4,300    Walter Industries, Inc.                                58,566
    3,200    West Corporation+                                      83,680
    6,000    Westell Technologies, Inc.+                            30,600
      500    William Lyon Homes, Inc.+                              46,075
    1,300    Wilsons The Leather Experts Inc.+                       5,057
    2,200    The Yankee Candle Company, Inc.+                       64,350
                                                                ----------
                                                                 3,690,834
                                                                ----------
    CONSUMER DURABLES - 0.7%
    1,700    American Technology Corporation+                        9,792
    1,665    Applica Incorporated+                                  14,819
      700    Bassett Furniture Industries, Incorporated             15,232
    4,100    Champion Enterprises, Inc.+                            37,638
      300    Chromcraft Revington, Inc.+                             3,825
      300    CompX International Inc.+                               4,500
    1,900    Ethan Allen Interiors Inc.                             68,229
    1,800    The First Years Inc.                                   33,480
      200    Flexsteel Industries, Inc.                              4,680
    2,600    Furniture Brands International, Inc.                   65,130
   24,600    Gemstar-TV Guide International, Inc.+                 118,080
      800    The Genlyte Group Incorporated+                        50,304
    2,920    Griffon Corporation+                                   65,058
    1,100    Haverty Furniture Companies, Inc.                      19,228
    2,400    Helen of Troy Limited+                                 88,488
    3,400    Interface, Inc.+                                       29,682
    2,300    Kimball International (Class B)                        33,925
      200    Koss Corporation                                        4,234
    3,100    La-Z-Boy Inc.                                          55,738
      400    Lifetime Hoan Corporation                               9,116
      500    Mac-Gray Corporation+                                   3,270
    3,664    Mohawk Industries, Inc.+                              268,681
      400    National Presto Industries, Inc.                       16,492
    3,705    Restoration Hardware, Inc.+                            27,084
    1,700    Rockford Corporation+                                   7,650
      500    The Rowe Companies+                                     2,750
      600    Salton, Inc.+                                           3,216
    2,100    Select Comfort Corporation+                            59,640

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD    INDUSTRY++/ISSUE                                        VALUE
--------------------------------------------------------------------------
    1,000    Stanley Furniture Company, Inc.                    $   42,110
    1,600    Sturm, Ruger & Company, Inc.                           19,376
    1,700    Tempur-Pedic International Inc.+                       23,817
      800    Thomas Industries Inc.                                 26,560
    1,445    The Toro Company                                      101,251
    4,300    United Rentals, Inc.+                                  76,927
      642    Virco Mfg. Corporation+                                 4,436
      600    Water Pik Technologies, Inc.+                           9,936
      300    Wickes Inc.+                                               18
                                                                ----------
                                                                 1,424,392
                                                                ----------
   CONSUMER NON-DURABLES - 0.1%
    3,900    Alderwoods Group, Inc.+                                47,580
      500    Angelica Corporation                                   12,555
    1,100    Candela Corporation+                                   10,780
    2,400    LECG Corporation+                                      41,544
    1,500    Rewards Network Inc.+                                  13,500
                                                                ----------
                                                                   125,959
                                                                ----------
   CONTAINERS - 0.3%
    9,800    Crown Holdings, Inc.+                                  97,706
      100    Graphic Packaging Corporation+                            865
    1,200    Greif Bros. Corporation (Class A)                      50,700
    1,900    Mobile Mini, Inc.+                                     53,979
    9,200    Owens-Illinois, Inc.+                                 154,192
      500    Packaging Dynamics Corporation                          6,925
    1,000    Silgan Holdings Inc.                                   40,310
    5,500    Sonoco Products Company                               140,250
                                                                ----------
                                                                   544,927
                                                                ----------
   DOMESTIC OIL - 2.6%
    4,400    AmeriVest Properties Inc.                              25,916
      400    Berry Petroleum Company (Class A)                      11,764
    5,610    CONSOL Energy Inc.                                    201,960
    3,100    Cal Dive International, Inc.+                          93,992
      700    Callon Petroleum Company+                               9,982
    3,200    Carrizo Oil & Gas, Inc.+                               32,672
   14,700    Chesapeake Energy Corporation                         216,384
      500    Clayton Williams Energy, Inc.+                         11,950
    2,000    Comstock Resources, Inc.+                              38,920
    2,835    Delta Petroleum Corporation+                           38,131
    8,700    Diamond Offshore Drilling, Inc.                       207,321
      400    Dorchester Minerals LP+                                 7,608
    1,900    Edge Petroleum Corporation+                            32,300
    1,133    Enbridge Energy Management, LLC+                       48,277
    1,000    Encore Acquisition Company+                            27,900
    1,800    Energy Partners, Ltd.+                                 27,540
    2,800    Frontier Oil Corporation                               59,332
   10,030    Global Industries, Ltd.+                               57,372
    1,830    Gulf Island Fabrication, Inc.                          39,583
    1,200    GulfMark Offshore, Inc.+                               18,936
    1,800    Harvest Natural Resources, Inc.+                       26,838
      800    Holly Corporation                                      29,920
    1,400    The Houston Exploration Company+                       72,576
    1,400    KCS Energy, Inc.+                                      18,648
    1,300    Magellan Midstream Partners, LP+                       66,105
    6,250    Magnum Hunter Resources, Inc.+                         64,875
    1,900    Matrix Service Company+                                17,385
    2,200    McMoRan Exploration Co.+                               34,276
    3,500    The Meridian Resource Corporation+                     24,290
    4,800    Mission Resources Corporation+                         27,360
    5,400    Murphy Oil Corporation                                397,980
    4,300    National-Oilwell, Inc.+                               135,407
    3,199    Newfield Exploration Company+                         178,312
      900    PYR Energy Corporation+                                 1,107
    2,100    Pacific Energy Partners, LP                            54,684
    5,900    Parallel Petroleum Corporation+                        29,919
    4,212    Patina Oil & Gas Corporation                          125,812
    4,705    Patterson-UTI Energy, Inc.                            157,194
    7,100    PetroQuest Energy, Inc.+                               30,317
    7,305    Pioneer Natural Resources Company                     256,259
    5,384    Plains Exploration & Production Company+               98,796
    3,600    Pogo Producing Company                                177,840
    3,300    Premcor Inc.+                                         123,750

36

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     7,700    Pride International, Inc.+                        $  131,747
     1,410    Quicksilver Resources Inc.+                           94,569
     1,800    Remington Oil & Gas
                 Corporation+                                       42,480
     1,700    Spinnaker Exploration Company+                        66,946
     2,200    St. Mary Land & Exploration Company                   78,430
     1,379    Stone Energy Corporation+                             62,993
       800    Sunoco Logistics Partners LP+                         28,720
     2,000    Superior Energy Services, Inc.+                       20,100
     4,800    Syntroleum Corporation+                               31,776
     3,300    TEPPCO Partners, LP                                  125,664
    15,700    Tatham Offshore, Inc.+                                    16
     4,000    Tesoro Petroleum Corporation+                        110,400
     2,000    TransMontaigne Inc.+                                  10,760
     4,000    Ultra Petroleum Corp.+                               149,320
     1,500    Universal Compression Holdings, Inc.+                 46,020
     1,200    Valero LP+                                            58,800
       500    Valley National Gases Incorporated+                    5,100
     5,500    Varco International, Inc.+                           120,395
     3,900    Vintage Petroleum, Inc.                               66,183
     1,100    Whiting Petroleum Corporation+                        27,665
    13,670    XTO Energy, Inc.                                     407,229
                                                                ----------
                                                                 5,042,803
                                                                ----------
     DRUGS & MEDICINE - 10.1%
       600    1-800 CONTACTS, INC.+                                  8,901
     1,100    ABIOMED, Inc.+                                        13,838
     1,100    AMERIGROUP Corporation+                               54,120
     3,100    ARIAD Pharmaceuticals, Inc.+                          23,219
       900    ATS Medical, Inc.+                                     3,384
     3,000    AVANIR Pharmaceuticals (Class A)+                      5,040
     3,800    AVANT Immunotherapeutics, Inc.+                       10,108
     2,200    AVI BioPharma, Inc.+                                   5,368
     2,300    aaiPharma Inc.+                                       12,466
     1,200    Abaxis, Inc.+                                         22,776
     5,300    Abgenix, Inc.+                                        62,116
     2,000    Able Laboratories, Inc.+                              41,120
     1,600    Accelry's Inc+                                        15,776
     3,003    Accredo Health, Incorporated+                        116,967
     5,800    Aclara Biosciences Inc.+                              26,100
     2,300    Advanced Medical Optics, Inc.+                        97,911
     1,700    Advanced Neuromodulation Systems, Inc.+               55,760
     1,700    Air Methods Corporation+                              14,722
     1,900    Albany Molecular Research, Inc.+                      24,567
     1,300    Alexion Pharmaceuticals, Inc.+                        24,180
     3,400    Alfacell Corporation+                                 24,990
     3,500    Align Technology, Inc.+                               66,500
     4,700    Alkermes, Inc.+                                       63,920
     1,700    Alliance Imaging, Inc.+                                7,769
     5,800    Allos Therapeutics Inc.+                              13,050
     2,345    Allscripts Healthcare Solutions, Inc.+                18,385
     2,200    Alpharma, Inc. (Class A)                              45,056
     1,000    Amedisys, Inc.+                                       33,040
     2,600    American Healthways, Inc.+                            69,212
     2,000    American Medical Systems Holdings, Inc.+              67,400
       850    American Pharmaceutical Partners, Inc.+               25,823
     2,800    AmSurg Corp.+                                         70,364
     6,600    Amylin Pharmaceuticals, Inc.+                        150,480
     4,300    Andrx Group+                                         120,099
     1,400    Anika Therapeutics, Inc.+                             24,346
     3,300    Antigenics Inc.+                                      28,248
     5,585    Aphton Corporation+                                   22,340
     5,630    Apogent Technologies Inc.+                           180,160
     2,800    Apria Healthcare Group Inc.+                          80,360
     8,200    Aradigm Corporation+                                   7,380
     3,130    ArQule, Inc.+                                         16,495
     1,400    Array BioPharma Inc.+                                 11,130
     2,400    Arrow International, Inc.                             71,808
     2,000    ArthroCare Corporation+                               58,160
       700    Aspect Medical Systems, Inc.+                         12,929
     2,200    AtheroGenics, Inc.+                                   41,866
     1,800    Atrix Laboratories, Inc.+                             61,704
     1,000    Avigen, Inc.+                                          3,370

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
       600    Axonyx Inc.+                                      $    3,114
     5,263    Barr Laboratories, Inc.+                             177,363
     3,500    Beckman Coulter Inc.                                 213,500
     6,400    Beverly Enterprises, Inc.+                            55,040
     3,100    BioCryst Pharmaceuticals, Inc.+                       21,390
     2,400    BioLase Technology, Inc.+                             32,304
     6,500    BioMarin Pharmaceutical Inc.+                         39,000
     3,000    Biopure Corporation+                                   2,100
     1,360    Biosite Diagnostics Incorporated+                     61,091
       100    BioSource International, Inc.+                           706
     1,000    BioSpecifics Technologies Corp.+                       2,000
       900    BioSphere Medical Inc.+                                2,880
     1,800    Bioveris Corporation+                                 14,976
    11,900    Birman Managed Care, Inc.+                                12
     1,800    Bone Care International, Inc.+                        42,156
     1,600    Bradley Pharmaceuticals, Inc.+                        44,640
       388    BriteSmile, Inc.+                                      4,086
     2,005    CIMA Labs Inc.+                                       67,629
     2,700    CNS, Inc.                                             27,084
     2,050    CONMED Corporation+                                   56,170
     2,700    CTI Molecular Imaging, Inc.+                          38,286
     2,700    CV Therapeutics, Inc.+                                45,252
       730    CYTOGEN Corporation+                                  11,607
    16,300    Calypte Biomedical Corporation+                        9,943
     1,100    Cambrex Corporation                                   27,753
       600    Cantel Medical Corp.+                                 12,930
     3,300    Cardiac Science, Inc.+                                 8,085
     2,400    CardioDynamics International Corporation+             12,120
     1,476    CardioTech International, Inc.+                        6,184
     3,000    Cell Therapeutics, Inc.+                              22,110
     1,650    Centene Corporation+                                  63,608
     3,200    Cephalon, Inc.+                                      172,800
     1,400    Cerus Corporation+                                     3,360
     2,600    Charles River Laboratories International,
                Inc.+                                              127,062
       900    Cholestech Corporation+                                7,335
    11,200    ChromaVision Medical Systems, Inc.+                   20,944
     1,400    Ciphergen Biosystems, Inc.+                           10,248
     2,500    CollaGenex Pharmaceuticals, Inc.+                     23,550
     2,500    Columbia Laboratories, Inc.+                           8,650
     5,000    Community Health Care+                               133,850
     2,700    Compex Technologies, Inc.+                            16,605
     1,000    Conceptus, Inc.+                                      11,250
     5,100    Conventry Health Care Inc.+                          249,390
     2,000    Cooper Companies, Inc.                               126,340
       142    Corautus Genetics Inc.+                                  824
     3,800    Corixa Corporation+                                   17,746
       100    CorVel Corporation+                                    2,835
     3,500    Covance Inc.+                                        135,030
     2,400    CryoLife, Inc.+                                       12,648
     3,600    Cubist Pharmaceuticals, Inc.+                         39,960
     1,935    Curative Health Services, Inc.+                       16,757
     2,300    Curis, Inc.+                                          10,166
     1,800    Cyberonics, Inc.+                                     60,048
       300    Cypress Bioscience, Inc.+                              4,086
     6,200    Cytyc Corporation+                                   157,294
       900    D & K Healthcare Resources, Inc.                      10,800
     4,550    DENTSPLY International Inc.                          237,055
       500    DJ Orthopedics Incorporated+                          11,500
     2,100    DOV Pharmaceutical, Inc.+                             29,316
       600    DUSA Pharmaceuticals, Inc.+                            5,700
     2,575    Dade Behring Holdings Inc.+                          122,364
     1,400    Datascope Corp.                                       55,566
     6,100    DaVita, Inc.+                                        188,063
       900    Daxor Corporation+                                    19,395
     3,430    Dendreon Corporation+                                 42,017
     1,300    Diagnostic Products Corporation                       57,122
       200    Diametrics Medical, Inc.+                                 46
     1,000    Digene Corporation+                                   36,530
     2,600    Discovery Laboratories, Inc.+                         24,934
     3,000    Durect Corporation+                                   10,470
     2,000    Dynacq Healthcare, Inc.+                              11,800
     1,400    EPIX Medical, Inc.+                                   29,540
       600    E-Z-EM, Inc.                                          11,028
     3,400    Edwards Lifesciences Corporation+                    118,490
     2,300    Emisphere Technologies, Inc.+                          9,430
       400    Encore Medical Corporation+                            2,520

38

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     8,200    Endo Pharmaceuticals Holdings, Inc.+              $  192,290
     1,000    Endocardial Solutions, Inc.+                          10,350
       200    Endologix, Inc.+                                         978
     4,300    EntreMed, Inc.+                                        8,643
       641    Enzo Biochem, Inc.+                                    9,615
     2,600    Enzon, Inc.+                                          33,176
     5,500    Eon Labs, Inc.+                                      225,115
       725    Escalon Medical Corp.+                                 6,938
     1,600    Exact Sciences Corporation+                            9,840
       100    Eyetech Pharmaceuticals Inc.+                          4,292
     5,200    First Health Group Corp.+                             81,172
     1,750    First Horizon Pharmaceutical Corporation+             33,075
    17,300    Fonar Corporation+                                    21,971
     3,100    Genaera Corporation+                                  12,958
     1,900    Gene Logic Inc.+                                       7,695
     2,000    Genelabs Technologies, Inc.+                           4,620
    27,440    Genentech, Inc.+                                   1,542,128
     1,150    Genesis HealthCare Corporation+                       33,396
     2,100    Genitope Corporation+                                 20,729
     3,200    Gen-Probe Incorporated+                              151,424
     9,700    Genta Incorporated+                                   24,250
     3,100    Geron Corporation+                                    25,079
       800    GlycoGenesys, Inc.+                                      520
     4,900    Guilford Pharmaceuticals Inc.+                        23,275
     1,500    Haemonetics Corporation+                              44,475
     6,480    Health Net Inc.+                                     171,720
       900    Healthcare Services Group, Inc.                       13,770
     3,100    HealthExtras, Inc.+                                   51,367
     1,100    HealthTronics Surgical Services, Inc.+                 8,789
     1,300    Hemispherx Biopharma, Inc.+                            4,472
     2,500    Henry Schein, Inc.+                                  157,850
     3,145    Hillenbrand Industries, Inc.                         190,115
     1,250    Hi-Tech Pharmacal Co., Inc.+                          20,425
     2,300    Hollis-Eden Pharmaceuticals, Inc.+                    27,715
     1,000    Hologic, Inc.+                                        23,250
     2,600    Hooper Holmes, Inc.                                   14,924
     6,000    Human Genome Sciences, Inc.+                          69,780
     2,900    Hydron Technologies, Inc.+                             1,131
     1,600    ICU Medical, Inc.+                                    53,648
     2,500    IDEXX Laboratories, Inc.+                            157,350
     1,100    I-Flow Corporation+                                   13,046
       800    II-VI Incorporated+                                   24,528
     2,645    ILEX Oncology, Inc.+                                  66,098
       600    IMPAC Medical Systems, Inc.+                           8,778
     2,400    INAMED Corporation+                                  150,840
    11,155    IVAX Corporation+                                    267,608
     4,621    Imclone Systems+                                     396,436
     1,700    Immucor, Inc.+                                        55,335
     2,400    ImmunoGen, Inc.+                                      14,664
     3,000    Immunomedics, Inc.+                                   14,610
     3,700    Impax Laboratories, Inc.+                             71,706
     6,500    Incyte Genomics, Inc.+                                49,660
     4,800    Indevus Pharmaceuticals, Inc.+                        29,520
     1,400    Inkine Pharmaceutical Company, Inc.+                   5,432
     4,200    Insmed Incorporated+                                   9,408
     1,900    Inspire Pharmaceuticals, Inc.+                        31,768
     1,900    Integra LifeSciences Holdings+                        67,013
     2,800    InterMune Inc.+                                       43,176
        16    IntraBiotics Pharmaceuticals, Inc.+                       62
     3,500    Introgen Therapeutics, Inc.+                          14,945
     1,950    Intuitive Surgical, Inc.+                             37,050
     1,800    Invacare Corp.                                        80,496
     2,000    Inveresk Research Group, Inc.+                        61,680
       828    Inverness Medical Innovations, Inc.+                  18,133
     4,400    Isis Pharmaceuticals, Inc.+                           25,256
     1,900    K-V Pharmaceutical Company (Class A)+                 43,871
     1,200    Kendle International Inc.+                             9,300
     1,300    Kensey Nash Corporation+                              44,850
     2,190    Kindred Healthcare, Inc.+                             57,707
     1,015    Kinetic Concepts, Inc.+                               50,648
     1,900    Kyphon Inc.+                                          53,542
     1,300    LCA-Vision Inc.+                                      37,869
     3,700    La Jolla Pharmaceutical Company+                       8,991
     8,935    Laboratory Corporation of America Holdings+          354,719

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
       400    Landauer, Inc.                                    $   17,864
       300    The Langer Biomechanics Group, Inc.+                   1,860
     1,000    Large Scale Biology Corp.+                             1,380
       800    LecTec Corporation+                                      536
     2,100    Lexicon Genetics Incorporated+                        16,464
     8,500    Life Medical Sciences, Inc.+                           3,060
     3,000    Lifecell Corporation+                                 33,870
       700    Lifecore Biomedical, Inc.+                             4,270
     2,700    LifePoint Hospitals, Inc.+                           100,494
     4,375    Ligand Pharmaceuticals Incorporated (Class B)+        76,038
     5,800    Lincare Holdings Inc.+                               190,588
     4,400    MGI Pharma, Inc.+                                    118,844
     3,700    MIM Corporation+                                      32,190
     1,100    MacroChem Corporation+                                 1,507
     1,379    Magellan Health Services, Inc.+                       46,127
     1,300    Mannatech, Incorporated                               12,480
     2,200    Martek Biosciences Corporation+                      123,574
     3,300    Maxim Pharmaceuticals, Inc.+                          31,845
     4,700    Medarex, Inc.+                                        34,263
     1,900    MedCath Corporation+                                  38,000
       600    The Med-Design Corporation+                            1,248
       800    Medical Action Industries Inc.+                       14,720
     2,770    The Medicines Company+                                84,513
     3,000    Medicis Pharmaceutical (Class A)                     119,850
     1,030    Medis Technologies Ltd.+                              16,707
     1,000    MedQuist Inc.+                                        11,450
     4,500    MedSource Technologies, Inc.+                         31,950
       300    Medwave, Inc.+                                         1,548
     2,800    Mentor Corporation                                    96,012
       900    Meridian Bioscience, Inc.                              9,971
     2,768    Merit Medical Systems, Inc.+                          44,094
    16,838    Millennium Pharmaceuticals, Inc.+                    232,364
     1,500    Mine Safety Appliances Company                        50,550
     1,000    Molecular Devices Corporation+                        17,780
     1,600    Myriad Genetics, Inc.+                                23,872
     4,200    NBTY Inc.+                                           123,438
     2,240    NPS Pharmaceuticals, Inc.+                            47,040
     3,400    Nabi Biopharmaceuticals+                              48,348
       100    National Dentex Corporation+                           2,898
       400    National Healthcare Corporation                       11,204
       400    Natrol, Inc.+                                          1,140
       800    Natures Sunshine Products, Inc.                       11,392
     4,200    Natus Medical Incorporated+                           26,754
     4,600    Nektar Therapeutics+                                  91,816
     2,786    NeoPharm, Inc.+                                       28,779
     1,200    Neose Technologies, Inc.+                              9,996
     2,145    Neurocrine Biosciences, Inc.+                        111,218
     1,200    Neurogen Corporation+                                  8,976
     2,100    Northfield Laboratories Inc.+                         29,946
     2,400    Novavax, Inc.+                                        12,936
     2,100    Noven Pharmaceuticals, Inc.+                          46,242
     1,400    Nutraceutical International Corporation+              29,834
     3,121    Nuvelo, Inc.+                                         30,024
     2,413    OSI Pharmaceuticals, Inc.+                           169,972
     4,200    Oakley, Inc.                                          54,348
     1,700    Ocular Sciences, Inc.+                                64,600
     3,050    Odyssey Healthcare, Inc.+                             57,401
     5,800    Omnicare, Inc.                                       248,298
     2,300    Onyx Pharmaceuticals, Inc.+                           97,428
     2,675    OraSure Technologies, Inc.+                           26,028
     3,700    Orthodontic Centers of America, Inc.+                 30,303
     4,100    OrthoLogic Corp.+                                     35,547
     5,920    Orthovita, Inc.+                                      30,429
     2,700    Oscient Pharmaceutical Corporation+                   13,797
     3,300    Osteotech, Inc.+                                      21,417
     2,300    Owens & Minor, Inc.                                   59,570
     4,495    Oxford Health Plans, Inc.                            247,405
     2,700    PAREXEL International Corporation+                    53,460
     3,900    POZEN Inc.+                                           26,676
     3,100    PRAECIS Pharmaceuticals Incorporated+                 11,780
     5,600    PSS World Medical, Inc.+                              62,720
     4,560    PacifiCare Health Systems, Inc.+                     176,290
     3,800    Pain Therapeutics, Inc.+                              30,628
       100    Palatin Technologies, Inc.+                              421
     1,500    Par Pharmaceutical Cos.Inc.+                          52,815

40

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
---------------------------------------------------------------------------
     3,900    Patterson Dental Company+                         $   298,311
     1,180    Pediatric Services of America, Inc.+                   14,975
     1,500    Pediatrix Medical Group, Inc.+                        104,775
     2,300    Penwest Pharmaceuticals Co.+                           29,463
     8,500    Peregrine Pharmaceuticals, Inc.+                       12,325
     5,000    Perrigo Company                                        94,850
     3,500    Pharmaceutical Product Development, Inc.+             111,195
       700    Pharmacopeia Drug Discovery, Inc.+                      3,976
     2,290    Pharmacyclics, Inc.+                                   23,289
     1,900    Pharmion Corp.+                                        92,948
     5,200    Pharmos Corporation+                                   20,956
       100    Physiometrix, Inc.+                                       164
     1,600    PolyMedica Corporation                                 49,664
     2,700    Priority Healthcare Corporation (Class B)+             61,965
       500    Progenics Pharmaceuticals, Inc.+                        8,420
     5,300    Protein Design Labs, Inc.+                            101,389
     2,300    Province Healthcare Company+                           39,445
       300    ProxyMed, Inc.+                                         5,058
       125    Psychemedics Corporation                                1,312
     1,266    Psychiatric Solutions, Inc.+                           31,561
       700    Q-Med, Inc.+                                            5,915
     1,900    Quidel Corporation+                                    11,191
     1,100    Radiologix, Inc.+                                       4,972
     1,600    Regeneration Technologies, Inc.+                       17,168
     2,400    Regeneron Pharmaceuticals, Inc.+                       25,272
     1,200    RehabCare Group, Inc.+                                 31,956
     4,750    Renal Care Group, Inc.+                               157,368
     1,900    Repligen Corporation+                                   4,674
     1,200    Res-Care, Inc.+                                        15,240
     2,100    ResMed Inc.+                                          107,016
     2,100    Respironics, Inc.+                                    123,375
     1,300    Retractable Technologies, Inc.+                         8,034
       900    Rita Medical Systems, Inc.+                             3,834
     2,400    STAAR Surgical Company+                                18,720
     3,200    STERIS Corporation+                                    72,192
     1,800    Salix Pharmaceuticals, Ltd.+                           59,310
     1,300    Sangamo Biosciences, Inc.+                              7,826
       800    Santarus Inc.+                                         11,800
     3,700    Savient Pharmaceuticals Inc.+                           9,176
     2,700    SciClone Pharmaceuticals, Inc.+                        13,797
       700    Seattle Genetics, Inc.+                                 4,921
     4,900    Select Medical Corporation                             65,758
     5,155    Sepracor Inc.+                                        272,699
     2,385    Serologicals Corporation+                              47,676
     2,100    Sierra Health Services, Inc.+                          93,870
     2,015    Sirna Therapeutics, Inc.+                               5,924
     1,200    Sola International Inc.+                               20,676
     3,500    Sonic Innovations, Inc.+                               19,880
       800    SonoSite, Inc.+                                        19,128
     1,900    Sparta Surgical Corporation+                                -
       900    Specialty Laboratories, Inc.+                           8,064
        16    Spectrum Pharmaceuticals Inc.+                            100
     4,600    Star Scientific, Inc.+                                 18,216
     1,300    Sunrise Assisted Living, Inc.+                         50,882
       400    Sunrise Technologies International, Inc.+                   1
     2,330    SuperGen, Inc.+                                        15,029
     1,800    SurModics, Inc.+                                       44,352
     2,300    Sybron Dental Specialties, Inc.+                       68,655
     2,100    Synovis Life Technologies, Inc.+                       22,575
     3,800    Tanox, Inc.+                                           72,466
     8,500    Targeted Genetics Corporation+                         13,345
     2,400    Techne Corporation+                                   104,280
         1    Teva Pharmaceutical Industries Ltd. (ADR) (e)              67
     1,900    Theragenics Corporation+                                8,778
     1,900    Third Wave Technologies+                                8,531
     3,400    Thoratec Laboratories Corporation+                     36,482
     2,800    Titan Pharmaceuticals, Inc.+                            7,532
       900    Transgenomic, Inc.+                                     1,233
     2,500    Transkaryotic Therapies, Inc.+                         37,400
     4,146    Triad Hospitals, Inc.+                                154,356
     1,600    Trimeris, Inc.+                                        23,088
     1,600    TriPath Imaging, Inc.+                                 15,056
       700    Tripos, Inc.+                                           3,500
     6,400    US Oncology, Inc.+                                     94,208
       800    U.S. Physical Therapy, Inc.+                           10,968
     1,700    USANA Health Sciences, Inc.+                           52,836

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     1,400    United Surgical Partners International, Inc.+    $    55,258
     2,100    United Therapeutics Corporation+                      53,865
     1,100    Universal Display Corporation+                        11,814
     3,400    Universal Health Services, Inc. (Class B)            156,026
     1,700    Urologix, Inc.+                                       26,248
     1,100    Utah Medical Products, Inc.                           29,062
     2,520    VCA Antech, Inc.+                                    112,946
     2,300    VISX, Incorporated+                                   61,456
     2,400    VIVUS, Inc.+                                           8,736
     3,900    Valeant Pharmaceuticals International                 78,000
       193    Valentis, Inc.+                                        1,343
     3,860    Varian Medical Systems, Inc.+                        306,291
     2,300    Vasomedical, Inc.+                                     2,622
     1,500    VaxGen, Inc.+                                         21,240
     1,000    Ventana Medical Systems, Inc.+                        47,530
     4,262    Vertex Pharmaceuticals Incorporated+                  46,200
     1,500    Viasys Healthcare Inc.+                               31,365
     1,000    Vical Incorporated+                                    5,830
     3,200    Vicuron Pharmaceuticals Inc.+                         40,192
     3,300    Vion Pharmaceuticals, Inc.+                           13,398
     1,390    Viragen, Inc.+                                         1,946
       900    ViroPharma Incorporated+                               1,611
     1,605    VistaCare, Inc. (Class A)+                            29,773
       800    Vital Signs, Inc.                                     23,232
       700    West Pharmaceutical Services, Inc.                    29,610
     2,000    Wilson Greatbatch
                 Technologies, Inc.+                                55,900
     1,200    Women First HealthCare, Inc.+                             30
     1,400    Wright Medical Group, Inc.+                           49,840
     2,000    XOMA Ltd.+                                             8,960
     2,700    Zila, Inc.+                                           13,257
       555    Zoll Medical Corporation+                             19,469
     2,000    Zymogentics, Inc.+                                    38,000
                                                                ----------
                                                                19,779,117
                                                                ----------
    ELECTRONICS - 6.0%
     7,300    8 X 8, Inc.+                                          16,790
        56    ACE*COMM Corporation+                                    134
       800    ADE Corporation+                                      17,288
     2,200    ANADIGICS, Inc.+                                      11,350
     3,100    APAC Customer Services Inc.+                           5,363
     3,800    APW Ltd.+                                                  -
     1,800    ATMI, Inc.+                                           49,158
     9,100    AVX Corporation                                      131,495
     1,200    AXT, Inc.+                                             2,352
     2,900    Actel Corp.+                                          53,650
     2,400    Acuity Brands, Inc.                                   64,800
     5,200    Acxiom Corp.                                         129,116
     1,900    Advanced Energy Industries, Inc.+                     29,868
     4,000    Advanced Fibre Communications, Inc.+                  80,800
       500    Advanced Power
                 Technology, Inc.+                                   6,225
    95,635    Agere Systems Inc. (Class A)+                        219,961
     2,200    Agilysys, Inc.                                        30,338
       200    Airnet Communications Corporation+                       140
     1,400    Alliance Fiber Optic Products, Inc.+                   1,316
     5,000    Alliance Semiconductor Corporation+                   29,750
     2,262    Alliant Techsystems Inc.+                            143,275
       500    American Physicians Capital, Inc.+                    11,575
       100    American Technical Ceramics Corp.+                       897
    12,510    Amkor Technology, Inc.+                              102,332
     5,405    Amphenol Corp. (Class A)+                            180,095
       100    Amtech Systems, Inc.+                                    491
     1,200    Anaren Microwave, Inc.+                               19,608
     2,200    Anixter International Inc.+                           74,866
     4,100    Applera Corporation - Celera Genomics Group+          47,191
     5,200    Arris Group Inc.+                                     30,888
     5,400    Arrow Electronics, Inc.+                             144,828
     1,400    Artisan Components, Inc.+                             36,120

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     3,500    Aspect Communications Corporation+                $   49,700
     4,300    Asyst Technologies, Inc.+                             44,462
     1,600    Atheros Communications+                               16,864
    26,900    Atmel Corporation+                                   159,248
     2,200    Audiovox Corporation (Class A)+                       37,136
     3,400    Avanex Corporation+                                   13,226
     2,000    Avid Technology, Inc.+                               109,140
     6,564    Avnet, Inc.+                                         149,003
       900    Aware, Inc.+                                           3,555
     6,400    Axcelis Technologies, Inc.+                           79,616
     1,200    Axsys Technologies, Inc.+                             26,532
     1,500    BEI Technologies, Inc.                                42,465
       100    Badger Meter, Inc.                                     4,425
       900    Bel Fuse Inc. (Class A)                               32,364
     1,900    Belden Inc.                                           40,717
     3,335    Bell Microproducts Inc.+                              26,980
     2,400    Benchmark Electronics, Inc.+                          69,840
       200    Boston Acoustics, Inc.                                 2,292
     2,796    Brooks Automation, Inc.+                              56,339
     5,300    Bruker BioSciences Corporation+                       25,811
     1,100    C&D Technologies, Inc.                                19,613
     1,367    CCC Information Services Group Inc.+                  22,952
     1,800    C-COR.net Corp.+                                      18,522
     1,100    CEVA, Inc.+                                            8,701
       800    CHRONIMED Inc.+                                        6,520
    19,400    CMGI Inc.+                                            37,830
     2,100    CTS Corporation                                       25,326
     2,600    Cable Design Technology+                              27,560
     1,300    Cabot Microelectronics Corporation+                   39,793
    14,400    Cadence Design Systems, Inc.+                        210,672
     2,600    California Amplifier, Inc.+                           18,382
     2,300    California Micro Devices Corporation+                 26,519
     3,185    Caliper Life Sciences, Inc.+                          14,810
     1,900    Captaris Inc.+                                        12,274
       500    Celeritek, Inc.                                        1,920
     1,600    Cepheid, Inc.+                                        18,464
       700    Champion Industries, Inc.                              2,842
     2,100    Checkpoint Systems, Inc.+                             37,653
     5,900    ChipPAC, Inc.+                                        36,993
     4,100    Cirrus Logic, Inc.+                                   24,641
     2,600    Coherent, Inc.+                                       77,610
     1,300    Cohu, Inc.                                            24,752
     2,500    CommScope, Inc.+                                      53,625
     1,700    Computer Network Technology Corporation+              10,183
     1,600    Comtech Telecommunications Corp.+                     36,096
    28,348    Conexant Systems, Inc.+                              122,747
    28,800    Corvis Corporation+                                   40,608
     2,200    Cox Radio, Inc. (Class A)+                            38,236
     3,200    Credence Systems Corporation+                         44,160
     3,900    Cree, Inc.+                                           90,792
     2,205    Cymer, Inc.+                                          82,555
     6,900    Cypress Semiconductor Corporation+                    97,911
     1,590    DDi Corp.+                                            13,086
     2,200    DSP Group, Inc.+                                      59,928
     1,800    Daktronics, Inc.+                                     44,910
       100    Dataram Corporation+                                     920
       300    Digital Theater Systems Inc.+                          7,845
     1,600    Dionex Corporation+                                   88,272
       500    Ducommun Incorporated+                                10,690
     2,200    DuPont Photomasks, Inc.+                              44,726
     1,400    Dynamic Research Corporation+                         25,187
     2,800    EFJ, Inc.+                                            24,752
     1,900    EMCORE Corporation+                                    6,194
       600    EMS Technologies, Inc.+                               11,658
     4,000    ESS Technology, Inc.+                                 42,840
     2,600    Electro Scientific Industries, Inc.+                  73,606
     1,700    Electroglas, Inc.+                                     9,095
     3,200    Electronics for Imaging, Inc.+                        90,432
       200    eMagin Corporation+                                      336
     1,700    Emerson Radio Corp.+                                   5,321
     3,900    Emulex Corporation+                                   55,809
     4,500    Energizer Holdings, Inc.+                            202,500
     1,100    Energy Conversion Devices, Inc.+                      12,386
        25    Entrada Networks, Inc.+                                    4
     3,900    Exar Corporation+                                     57,174

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
       100    Excel Technology, Inc.+                           $    3,325
     1,400    FARO Technologies, Inc.+                              35,938
     2,000    FEI Company+                                          47,820
     2,000    FLIR Systems, Inc.+                                  109,800
     1,800    FSI International, Inc.+                              14,058
     5,400    Fairchild Semiconductor Corporation+                  88,398
     1,300    FormFactor Inc.+                                      29,185
     2,700    FuelCell Energy, Inc.+                                31,536
     2,400    GTC Biotherapeutics, Inc.+                             3,768
       500    Gadzoox Networks, Inc.+                                    -
     2,300    General Cable Corporation+                            19,665
     3,100    Genesis Microchip Incorporated+                       42,687
     3,100    Getty Images, Inc.+                                  186,000
       500    Glenayre Technologies, Inc.+                           1,150
       200    Glowpoint, Inc.+                                         378
     3,800    Harman International Industries, Incorporated        345,800
     4,200    Harmonic Inc.+                                        35,784
     3,445    Harris Corporation                                   174,834
     1,520    Harvard Bioscience, Inc.+                              6,810
     3,200    Hearst-Argyle Television, Inc.                        82,496
     2,075    Herley Industries, Inc.+                              40,545
       447    hi/fn, inc.+                                           5,342
     3,600    Hollywood Entertainment Corporation+                  48,096
       800    Hungarian Telephone and Cable Corp.+                   7,760
     2,495    Hutchinson Technology Incorporated+                   61,352
     2,600    IRIS International Inc.+                              19,630
     2,000    IXYS Corporation+                                     15,760
     1,900    Illumina, Inc.+                                       12,065
     3,935    Innovex, Inc.+                                        17,983
     3,900    Integrated Circuit Systems, Inc.+                    105,924
     2,000    Integrated Silicon Solution, Inc.+                    24,420
     4,500    Interactive Data Corporation+                         78,390
       100    Interlink Electronics, Inc.+                             975
     1,602    Intermagnetics General Corporation+                   54,516
     3,700    International Rectifier Corp.+                       153,254
     6,976    Intersil Holding Corporation
               (Class A)                                           151,100
     2,200    Itron, Inc.+                                          50,468
     2,100    Ixia+                                                 20,664
      600     Keithley Instruments, Inc.                            13,290
     4,700    Kemet Corp.+                                          57,434
     4,100    Kopin Corporation+                                    20,951
     3,200    Kulicke and Soffa Industries+                         35,072
     7,600    LAM Research Corp.+                                  203,680
       100    LCC International, Inc. (Class A)+                       490
     1,650    Laserscope+                                           45,457
     6,170    Lattice Semiconductor Corporation+                    43,252
       500    LeCroy Corporation+                                    9,005
       100    LightPath Technologies, Inc. (Class A)+                  609
     1,770    Littelfuse Inc.+                                      75,066
    10,500    MEMC Electronic Materials,
                 Inc.+                                             103,740
     2,853    MKS Instruments, Inc.+                                65,105
     6,287    MRV Communications, Inc.+                             17,226
     2,200    MTS Systems Corporation                               51,590
       100    M~WAVE, Inc.+                                            121
     2,960    Macromedia, Inc.+                                     72,668
     1,800    Mattson Technology, Inc.+                             21,636
       400    Maxwell Technologies, Inc.+                            5,160
     1,400    Mercury Computer Systems, Inc.+                       34,720
       500    Mestek, Inc.+                                          8,305
     2,100    Methode Electronics                                   27,237
     3,500    Microsemi Corporation+                                49,735
     1,700    Mobility Electronics, Inc.+                           14,314
     2,155    Monolithic System Technology, Inc.+                   16,227
     2,400    Mykrolis Corporation+                                 41,808
     1,100    NETGEAR, Inc.+                                        11,814
     1,825    Nanogen, Inc.+                                        12,264
     2,000    Nanometrics Incorporated+                             22,760
     3,000    Nanophase Technologies Corporation+                   22,410
     1,600    NeoMagic Corporation+                                  4,640

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     1,000    Neoware Systems, Inc.+                            $    8,270
     3,400    Netopia, Inc.+                                        22,440
     2,100    Newport Corporation+                                  33,957
     1,000    Novoste Corporation+                                   2,740
       800    Nu Horizons Electronics Corp.+                         7,200
    15,350    ON Semiconductor Corporation+                         77,057
       700    OSI Systems, Inc.+                                    13,951
     3,100    OmniVision Technologies, Inc.+                        49,445
     7,700    Oplink Communications, Inc.+                          14,784
       400    Optical Communication Products, Inc.+                    976
       120    P-Com, Inc.+                                               5
       200    PDF Solutions, Inc.+                                   1,694
     1,500    PLX Technology, Inc.+                                 25,890
     1,150    Park Electrochemical Corp.                            29,037
       800    ParkerVision, Inc.+                                    4,560
     1,100    Parlex Corporation+                                    7,150
     3,600    Paxson Communications Corporation+                    11,700
     2,700    Pemstar Inc.+                                          6,264
     1,500    Pericom Semiconductor Corporation+                    16,065
     1,600    Photon Dynamics, Inc.+                                56,112
     3,200    Pinnacle Systems, Inc.+                               22,880
     1,800    Pixelworks, Inc.+                                     27,576
       900    Planar Systems Inc.+                                  12,051
     2,600    Plantronics, Inc.+                                   109,460
     2,000    Plexus Corporation+                                   27,000
       600    Powell Industries, Inc.+                              10,248
     1,800    Power Integrations, Inc.+                             44,820
     3,200    Powerwave Technologies, Inc.+                         24,640
       900    Preformed Line Products Company                       20,970
    17,829    Proxim Corporation (Class A)+                         21,110
     6,100    Quantum Corporation-DLT & Storage Systems+            18,910
       200    QuickLogic Corporation+                                  698
     4,800    REMEC, Inc.+                                          30,336
    10,835    RF Micro Devices, Inc.+                               81,263
       900    RadiSys Corporation+                                  16,713
     6,400    Rambus Inc.+                                         113,728
     1,600    Rayovac Corporation+                                  44,960
       800    Richardson Electronics, Ltd.                           8,864
       100    Robotic Vision Systems, Inc.+                            260
       900    Rofin-Sinar Technologies, Inc.+                       22,851
     1,000    Rudolph Technologies, Inc.+                           18,190
     3,300    SAFLINK Corporation+                                   7,722
     2,300    SBS Technologies, Inc.+                               36,961
       800    SCM Microsystems, Inc.+                                5,200
     1,900    SIPEX Corporation+                                    10,830
     1,200    The Sagemark Companies Ltd.+                           3,600
     6,318    ScanSoft, Inc.+                                       31,274
     3,100    Seagate Technology                                    44,733
     1,100    Semitool, Inc.+                                       12,452
     5,300    Semtech Corporation+                                 124,762
       600    Sigmatel Incorporated+                                17,436
     1,200    Sigmatron International, Inc.+                        14,784
     4,300    Silicon Image, Inc.+                                  56,459
     2,900    Silicon Laboratories Inc.+                           134,415
     5,300    Silicon Storage Technology, Inc.+                     54,590
     1,800    Siliconix Incorporated+                               89,316
       600    SimpleTech, Inc.+                                      2,046
     3,300    Sirenza Microdevices, Inc.+                           13,860
     1,700    SiRF Technology Holdings, Inc.+                       22,219
     8,900    Skyworks Solutions, Inc.+                             77,697
       100    SmartDisk Corporation+                                    14
     2,500    Somera Communications, Inc.+                           4,025
     1,200    SpectraLink Corporation                               17,880
     1,400    Standard Microsystems
                Corporation+                                        32,648
     5,000    Stratex Networks, Inc.+                               14,750
       200    Suntron Corp.+                                         1,154
     4,320    Superconductor Technologies Inc.+                      5,314
       100    Supertex, Inc.+                                        1,634
     2,076    SymmetriCom, Inc.+                                    18,476
     2,300    Synaptics Incorporated+                               44,045
     1,100    TTM Technologies, Inc.+                               13,035
     2,165    Taser International, Inc+                             93,593
     1,900    Technitrol, Inc.+                                     41,610
    10,100    Tegal Corporation+                                    18,786
     3,700    Tekelec+                                              67,229

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     4,400    Terayon Communication Systems, Inc.+              $   10,296
     1,500    Tessera Technologies Inc.+                            27,030
     5,500    Therma-Wave Inc.+                                     27,115
     1,300    Three-Five Systems, Inc.+                              6,630
       800    Tollgrade Communications, Inc.+                        8,496
    10,000    Transmeta Corporation+                                21,900
     3,600    TranSwitch Corporation+                                6,372
     1,700    Tripath Technology Inc.+                               5,525
     6,845    TriQuint Semiconductor, Inc.+                         37,374
       100    Triton Network Systems, Inc.+                              3
       200    Tvia, Inc.+                                              390
     1,500    Tweeter Home Entertainment Group, Inc.+                8,100
       800    Ultralife Batteries, Inc.+                            15,488
     2,400    Ultratech Stepper, Inc.+                              39,072
     1,800    United Industrial Corporation                         42,030
       600    Unitil Corporation                                    15,810
     1,800    Valence Technology, Inc.+                              5,958
     2,050    Varian Inc.+                                          86,408
     2,100    Varian Semiconductor Equipment Associates,
               Inc.+                                                80,976
       105    Vialta, Inc.+                                             35
     1,400    ViaSat, Inc.+                                         34,930
     1,800    Vicor Corporation                                     32,886
     1,300    Virage Logic Corporation+                             11,830
     9,126    Vishay Intertechnology, Inc.+                        169,561
    12,400    Vitesse Semiconductor Corporation+                    60,512
        66    Vyyo Inc.+                                               427
     3,600    WJ Communications, Inc.+                              12,744
    12,900    Western Digital Corporation+                         111,714
     5,900    Western Wireless Corporation (Class A)+              170,569
     1,750    Xicor, Inc.+                                          26,478
        75    YDI Wireless, Inc.+                                      405
     2,745    Zebra Technologies Corporation (Class A)+            238,815
     4,325    Zhone Technologies, Inc.+                             16,695
     3,361    Zoran Corporation+                                    61,674
                                                                ----------
                                                                11,711,792
                                                                ----------
    ENERGY & RAW MATERIALS - 2.5%
       600    AMIS Holdings, Inc.+                                  10,152
     1,000    APCO Argentina Inc.                                   35,740
     1,500    Alliance Resource Partners, LP                        69,960
     8,900    Altair Nanotechnologies, Inc.+                        20,114
     3,700    Arch Coal, Inc.                                      135,383
     1,400    Atwood Oceanics, Inc.+                                58,450
       100    Barnwell Industries, Inc.                              4,225
     2,400    Brigham Exploration Company+                          22,032
     1,200    Buckeye Partners, LP+                                 48,660
       800    CARBO Ceramics Inc.                                   54,600
     2,480    Cabot Oil & Gas Corporation (Class A)                104,904
     5,600    Canyon Resources Corporation+                         21,784
     2,481    Cimarex Energy Co.+                                   75,001
       900    Compass Minerals International,
                 Inc.                                               17,442
     3,100    Cooper Cameron Corporation+                          150,970
     1,500    Dawson Geophysical Company+                           32,655
     3,200    Denbury Resources Inc.+                               67,040
       700    Diodes Incorporated+                                  16,583
       700    Dril-Quip, Inc.+                                      13,090
     8,520    ENSCO International Incorporated                     247,932
     4,203    Emex Corporation+                                         42
    11,905    Enterprise Products Partners LP                      252,981
     2,700    Evergreen Resources, Inc.+                           109,080
     1,000    The Exploration Company of Delaware+                   3,700
     2,900    FMC Technologies, Inc.+                               83,520
     2,600    Forest Oil Corporation+                               71,032
       500    Friede Goldman Halter, Inc.+                               -
     5,500    Grant Prideco, Inc.+                                 101,530
    10,800    Grey Wolf, Inc.+                                      45,792
     2,749    Hanover Compressor Company+                           32,713
     2,700    Headwaters Incorporated+                              70,011
     2,700    Helmerich & Payne, Inc.                               70,605
     4,800    Horizon Offshore, Inc.+                                4,752
     1,800    Hydril Company+                                       56,700
     1,900    Inergy, LP+                                           45,638
     3,000    Joy Global Inc.                                       89,820

46

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
       900    Kestrel Energy, Inc.+                             $      585
     6,600    Key Energy Services, Inc.+                            62,304
     1,500    Kirby Corporation+                                    58,350
     2,600    Liquidmetal Technologies+                              3,692
       300    Lufkin Industries, Inc.                                9,594
        14    Lynx Therapeutics, Inc.+                                  32
       600    MAXXAM Inc.+                                          15,960
     4,700    Massey Energy Company                                132,587
     5,700    McDermott International, Inc.+                        57,912
     2,900    NL Industries, Inc.                                   42,050
       200    Natural Resource Parnters LP                           7,614
     4,800    Newpark Resources, Inc.+                              29,760
     3,300    Noble Energy, Inc.                                   168,300
     2,200    Offshore Logistics, Inc.+                             61,864
     1,300    Oil States International, Inc.+                       19,890
     9,600    Parker Drilling Company+                              36,672
     2,995    Peabody Energy Corporation                           167,690
       800    Penn Virginia Corporation                             28,888
     1,680    Petroleum Development Corporation+                    46,066
     2,800    Plains All American Pipeline, LP                      93,464
     4,400    Plains Resources Inc.+                                74,580
     1,350    Prima Energy Corporation+                             53,419
     5,700    Prolong International Corporation+                     1,710
     1,300    Quantum Fuel Systems Technologies Worldwide,
                Inc.+                                                7,904
       100    RGC Resources, Inc.                                    2,389
     5,000    Range Resources Corporation                           73,000
    16,500    Reliant Resources, Inc.+                             178,695
     1,100    SEACOR SMIT Inc.+                                     48,323
     5,200    Smith International, Inc.+                           289,952
     3,000    Southwestern Energy Company+                          86,010
     1,900    Swift Energy Company+                                 41,914
     1,100    TC Pipelines, LP+                                     35,375
       400    Texas Genco Holdings, Inc.                            18,036
     3,355    Tidewater Inc.                                        99,979
     5,700    Trico Marine Services, Inc.+                           2,565
     4,000    USEC Inc.                                             35,080
     2,400    Unit Corporation+                                     75,480
     2,900    W-H Energy Services, Inc.+                            56,840
     6,900    Weatherford International Ltd.+                      310,362
     3,800    Western Gas Resources, Inc.                          123,424
       500    Westmoreland Coal Company+                             9,725
       600    World Fuel Services Corporation                       27,048
     1,300    Xanser Corporation+                                    3,198
                                                                ----------
                                                                 4,942,915
                                                                ----------
     ENERGY & UTILITIES - 2.8%
     3,800    AGL Resources Inc.                                   110,390
     4,990    ALLETE, Inc.                                         166,167
     1,100    ATG Inc.+                                                  -
     3,500    Active Power, Inc.+                                   11,165
     6,200    Alliant Energy Corporation                           161,696
       950    American States Water Company                         22,078
     4,313    Aqua America Inc.                                     86,476
     7,810    Aquila, Inc.+                                         27,804
       150    Artesian Resources Corporation (Class A)               3,968
     3,100    Atmos Energy Corporation                              79,360
     2,900    Avista Corporation                                    53,418
       200    BIW Limited                                            3,886
     7,730    Beacon Power Corporation+                              3,169
     1,700    Black Hills Corporation                               53,550
       900    CH Energy Group, Inc.                                 41,796
       900    California Water Service Group                        24,795
       800    Cascade Natural Gas Corporation                       17,656
     2,766    Catalytica Energy Systems, Inc.+                       7,855
     1,700    Central Vermont Public Service Corporation            34,833
     1,400    Chesapeake Utilities Corporation                      31,780
     2,800    Cleco Corporation                                     50,344
       400    Connecticut Water Service, Inc.                       10,264
     8,435    DPL Inc.                                             163,808
       100    Delta Natural Gas Company, Inc.                        2,475
     4,100    Duquesne Light Holdings Inc.                          79,171
     3,900    El Paso Electric Company+                             60,216
     2,700    Empire District Electric Company                      54,297
     2,400    Energen Corporation                                  115,176
     7,300    Energy East Corporation                              177,025
       200    Energy West Incorporated+                              1,332

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
       300    EnergySouth, Inc.                                 $   12,006
     3,790    Equitable Resources, Inc.                            195,981
       133    Florida Public Utilities Company                       2,406
     3,900    Great Plains Energy Incorporated                     115,830
     1,000    Green Mountain Power Corporation                      26,100
     3,920    Hawaiian Electric Industries, Inc.                   102,312
     2,100    IDAcorp Inc.                                          56,700
     2,000    The Laclede Group, Inc.                               54,820
     5,650    MDU Resources Group                                  135,769
       300    MGE Energy, Inc.                                       9,789
       466    Middlesex Water Company                                9,031
     5,130    NRG Energy, Inc.+                                    127,224
     3,100    NSTAR                                                148,428
     2,600    NUI Corporation                                       37,960
     4,650    National Fuel Gas Company                            116,250
     2,140    New Jersey Resources Corporation                      88,981
     8,200    Northeast Utilities                                  159,654
     1,500    Northwest Natural Gas Company                         45,750
     5,000    OGE Energy Corp.                                     127,350
     5,790    ONEOK, Inc.                                          127,322
     1,200    Otter Tail Company                                    32,232
     3,300    PNM Resources Inc.                                    68,541
       133    Pennichuck Corporation                                 3,414
    10,273    Pepco Holdings, Inc.                                 187,790
       600    PetroCorp Incorporated (Escrow Shares)+                    -
     2,300    Piedmont Natural Gas Company, Inc.                    98,210
     5,500    Puget Energy, Inc.                                   120,505
     4,700    Questar Corporation                                  181,608
     6,300    SCANA Corporation                                    229,131
     5,800    SEMCO Energy, Inc.                                    33,756
       300    SJW Corp.                                             10,200
     6,400    Sierra Pacific Resources+                             49,344
       800    South Jersey Industries, Inc.                         35,200
     4,326    Southern Union Company+                               91,192
     1,500    Southwest Gas Corporation                             36,195
     1,426    Southwest Water Company                               17,854
       600    Streicher Mobile Fueling, Inc.+                          756
     3,280    UGI Corporation                                      105,288
     1,400    UIL Holdings Corporation                              68,166
     2,600    UniSource Energy Corporation                          64,610
     3,300    Vectren Corporation                                   82,797
     2,940    Veritas DGC Inc.+                                     68,061
     2,200    WGL Holdings Inc.                                     63,184
     2,100    WPS Resources Corporation                             97,335
     5,225    Westar Energy, Inc.                                  104,030
     7,380    Wisconsin Energy Corporation                         240,662
                                                                ----------
                                                                 5,445,674
                                                                ----------
 FINANCE - 0.1%
       500    American Mortgage Acceptance Company                   6,860
       700    Bingham Financial Services Corporation
                (Escrow Shares)+                                         -
     3,100    CRIIMI MAE, Inc.+                                     37,107
     3,300    The First Marblehead Corporation+                    132,858
       300    Frontline Capital Group+                                   -
     1,500    Hoenig Group (Contingent Payment Rights)+                  -
                                                                ----------
                                                                   176,825
                                                                ----------

 FOOD & AGRICULTURAL - 2.2%
     6,900    7-Eleven, Inc.+                                      123,165
       400    Alico, Inc.                                           16,060
       900    American Italian Pasta Company (Class A)              27,432
       300    The Andersons, Inc.                                    5,097
       600    Atlantic Premium Brands, Ltd.+                           780
       500    Bridgford Foods Corporation                            4,200
     6,800    Bunge Limited                                        264,792
       200    Cagle's Inc. (Class A)+                                2,770
     1,802    Chiquita Brands International,
                Inc.+                                               37,698
       400    Coca-Cola Bottling Co.
                 Consolidated                                       23,156
     2,200    Corn Products International, Inc.                    102,410

48

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     1,200    Cuisine Solutions, Inc.+                          $    2,160
       500    Dairy Mart Convenience Stores, Inc.+                       -
     8,761    Dean Foods Company+                                  326,873
    12,900    Del Monte Foods Company+                             131,064
     2,300    Delta and Pine Land Company                           50,485
     2,700    Eden Bioscience Corporation+                           2,295
       400    Embrex, Inc.+                                          5,416
       200    Farmer Brothers Co.                                    5,366
       100    Fisher Communications, Inc.+                           5,033
     2,675    Flowers Foods, Inc.                                   69,951
       900    Fresh Brands, Inc.                                     6,921
     4,500    Fresh Del Monte Produce Inc.                         113,715
     1,100    Gehl Company+                                         22,275
       200    Glacier Water Services, Inc.+                          3,690
       600    Golden Enterprises, Inc.                               1,621
       400    Green Mountain Coffee, Inc.+                           7,428
     1,000    Griffin Land & Nurseries, Inc.+                       25,050
       700    Group 1 Software, Inc.+                               16,065
     2,100    Hain Celestial Group, Inc.+                           38,010
     1,100    Hansen Natural Corporation+                           27,687
     2,000    Harris & Harris Group, Inc.+                          24,460
     4,100    Hines Horticulture, Inc.+                             17,466
     7,890    Hormel Foods Corporation                             245,379
        12    Imperial Sugar Company (New Shares)+                     161
     1,800    Ingles Markets, Incorporated
                 (Class A)                                          20,106
     2,625    Interstate Bakeries Corporation                       28,481
     2,165    Ionatron Inc.+                                        12,232
       500    J & J Snack Foods Corp.+                              20,415
     3,319    The J.M. Smucker Company                             152,376
       600    John B. Sanfilippo & Son, Inc.+                       16,032
    17,380    Kraft Foods Inc. (Class A)                           550,598
     1,700    Lance, Inc.                                           26,180
       900    Lifeway Foods, Inc.+                                  13,644
     1,000    M&F Worldwide Corp.+                                  13,700
       800    MGP Ingredients, Inc.                                 30,952
       700    Marsh Supermarkets, Inc. (Class B)                     9,450
       400    Maui Land & Pineapple Company, Inc.+                  13,600
       700    Monterey Pasta Company+                                2,548
     1,520    Nash-Finch Company                                    38,046
       875    Neogen Corporation+                                   15,060
     1,300    The Pantry, Inc.+                                     28,340
       700    Peets Coffee & Tea Inc.+                              17,493
     8,227    PepsiAmericas, Inc.                                  174,741
     2,700    Performance Food Group Company+                       71,658
     4,100    Pilgrim's Pride Corporation                          118,654
     1,200    Provena Foods Inc.+                                    1,380
     1,732    Ralcorp Holdings, Inc.+                               60,966
       660    Rocky Mountain Chocolate Factory, Inc.                 8,336
     1,150    Sanderson Farms, Inc.                                 61,663
     1,800    The Scotts Company (Class A)+                        114,984
       200    Seneca Foods Corporation (Class A)+                    3,650
     1,700    Smart & Final Inc.+                                   20,434
     7,100    Smithfield Foods, Inc.+                              208,740
       800    Spartan Stores, Inc.+                                  2,720
     2,200    Spectrum Organic Products, Inc.+                       1,408
       700    Standard Commercial Corporation                       12,635
       400    Tasty Baking Company                                   3,776
       200    Tejon Ranch Co.+                                       6,960
     4,600    Terra Industries, Inc.                                25,898
     2,899    Tootsie Roll Industries, Inc.                         94,218
    20,158    Tyson Foods, Inc. (Class A)                          422,310
       900    Uni-Marts, Inc.+                                       1,962
     3,200    United Natural Foods, Inc.+                           92,512
     3,400    Wild Oats Markets, Inc.+                              47,838
       800    Willamette Valley Vineyards, Inc.+                     1,960
       500    Zanett, Inc.+                                          1,950
       100    Zapata Corporation+                                    6,135
                                                                ----------
                                                                 4,332,872
                                                                ----------
GOLD - 0.1%
     7,900    Glamis Gold Ltd.+                                    138,487
     2,200    Gold Reserve Inc.+                                     6,688
    13,100    Hanover Gold Company, Inc.+                            1,310

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD     INDUSTRY++/ISSUE                                       VALUE
---------------------------------------------------------------------------
     2,000    MK Resources Company+                             $    4,760
     4,480    Meridian Gold Inc.+                                   58,106
     2,835    Royal Gold, Inc.                                      40,172
    12,700    U.S. Gold Corporation+                                 8,382
                                                                ----------
                                                                   257,905
                                                                ----------
    INSURANCE - 3.5%
     5,300    21st Century Insurance Group                          68,582
     3,500    Alfa Corporation                                      49,000
       522    Alleghany Corporation+                               149,814
     3,800    Allmerica Financial Corporation+                     128,440
     1,100    American Equity Investment Life Holding Company       10,945
     4,200    American Financial Group, Inc.                       128,394
       600    American Medical Security Group, Inc.+                16,350
     1,600    American National Insurance Company                  147,728
     2,800    AmerUs Group Co.                                     115,920
     2,605    Arch Capital Group Ltd.+                             103,887
     1,700    Argonaut Group, Inc.+                                 31,331
     4,800    Arthur J. Gallagher & Co.                            146,160
     4,005    Assurant, Inc.                                       105,652
       700    Atlantic American Corporation+                         1,932
       850    Baldwin & Lyons, Inc. (Class B)                       22,814
     5,085    Berkley (W.R.) Corporation                           218,401
       880    Bristol West Holdings, Inc.                           16,007
     3,300    Brown & Brown                                        142,230
    13,029    CNA Financial Corporation+                           385,528
       800    CNA Surety Corporation+                                8,760
     1,100    Clark, Inc.+                                          20,405
     1,900    The Commerce Group, Inc.                              93,803
     8,100    Conseco, Inc.+                                       161,190
     3,000    Crawford & Company (Class B)                          14,790
     1,900    Delphi Financial Group, Inc. (Class A)                84,550
     1,566    Donegal Group Inc. (Class B)                          31,461
       500    EMC Insurance Group, Inc.                             11,680
     3,500    Erie Indemnity Company (Class A)                     163,730
       700    FBL Financial Group, Inc.
                 (Class A)                                          19,782
       400    FMS Financial Corporation                              6,984
       600    FPIC Insurance Group, Inc.+                           14,814
     9,242    Fidelity National Financial, Inc.                    345,096
     4,435    The First American Financial Corporation             114,822
       400    First United Corporation                               7,784
     4,700    Fremont General Corporation                           82,955
     2,910    Great American Financial Resources, Inc.              46,269
     3,600    HCC Insurance Holdings, Inc.                         120,276
     1,800    Harleysville Group Inc.                               33,930
     1,900    Hilb, Rogal and Hamilton Company                      67,792
     2,300    Horace Mann Educators Corporation                     40,204
       400    Independence Holding Company                          13,600
     1,200    Infinity Property and Casualty Corporation            39,600
       400    Kansas City Life Insurance Company                    16,836
     1,200    LandAmerica Financial Group, Inc.                     46,716
     1,200    The Liberty Corporation                               56,340
     3,600    The MONY Group Inc.+                                 112,680
       600    Markel Corporation+                                  166,500
       400    Meadowbrook Insurance Group, Inc.+                     2,120
       100    Merchants Group, Inc.                                  2,575
     2,900    Mercury General Corporation                          143,985
       600    NYMAGIC, Inc.                                         15,840
     1,000    National Medical Health Card Systems, Inc.+           26,840
     3,300    Nationwide Financial Services, Inc. (Class A)        124,113
       800    The Navigators Group, Inc.+                           23,112
     3,500    Odyssey Re Holdings Corp.                             84,000
     4,600    Ohio Casualty Corporation+                            92,598
    10,650    Old Republic International Corporation               252,618

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
       700    PICO Holdings, Inc.+                              $   13,383
     2,295    PMA Capital Corporation (Class A)                     20,655
     4,900    The PMI Group, Inc.                                  213,248
     1,000    Penn Treaty American Corporation+                      2,010
       750    Penn-America Group, Inc.                              10,500
     1,300    Philadelphia Consolidated Holding Corp.+              78,091
     5,600    The Phoenix Companies, Inc.                           68,600
     1,800    Presidential Life Corporation                         32,436
     2,300    ProAssurance Corporation+                             78,453
     3,400    Protective Life Corporation                          131,478
       800    RLI Corp.                                             29,200
       200    RTW, Inc.+                                             1,288
     5,044    Radian Group Inc.                                    241,608
     3,300    Reinsurance Group of America, Incorporated           134,145
       400    SCPIE Holdings Inc.                                    3,640
     2,300    Selective Insurance Group, Inc.                       91,724
     1,600    StanCorp Financial Group, Inc.                       107,200
     1,625    State Auto Financial Corporation                      49,920
     1,250    Sterling Financial Corporation                        32,537
       900    Stewart Information Services Corporation              30,393
     3,145    Transatlantic Holdings, Inc.                         254,714
       900    Triad Guaranty Inc.+                                  52,380
     3,900    UICI+                                                 92,859
     1,200    U.S.I. Holdings Corporation+                          18,960
       300    Unico American Corporation+                            1,800
       300    United Fire & Casualty Company                        17,325
     2,200    United National Group, Ltd.+                          33,242
     3,800    Unitrin, Inc.                                        161,880
     3,200    Universal American Financial Corp.+                   35,136
     1,900    Vesta Insurance Group, Inc.                           12,293
       400    WellChoice Inc.+                                      16,560
     1,700    Zenith National Insurance Corp.                       82,620
                                                                ----------
                                                                 6,850,543
                                                                ----------
    INTERNATIONAL OIL - 0.2%
     3,700    ATP Oil & Gas Corporation+                            28,379
    15,389    GlobalSantaFe Corporation                            407,809
                                                                ----------
                                                                   436,188
                                                                ----------
    LIQUOR - 0.2%
       600    The Boston Beer Company, Inc. (Class A)+              12,084
     1,875    Central European Distribution Corporation+            48,581
     1,900    The Chalone Wine Group, Ltd.+                         20,425
     5,440    Constellation Brands, Inc. (Class A)+                201,987
     1,000    Genesee Corporation (Class B)+                         2,000
     2,300    National Beverage Corp.                               22,839
       100    Pyramid Breweries Inc.                                   235
     1,300    The Robert Mondavi Corporation (Class A)+             48,126
                                                                ----------
                                                                   356,277
                                                                ----------
    MATERIAL & SERVICES - 0.0%
         3    Polymer Group, Inc. (Class B)+                            37
                                                                ----------
    MEDIA - 4.5%
     6,580    A.H. Belo Corporation (Class A)                      176,673
     2,200    AMC Entertainment Inc.+                               33,814
     1,000    Acme Communications, Inc.+                             6,900
     3,000    Adolor Corporation+                                   38,040
     1,100    Advanced Marketing Services, Inc.+                    14,201
       500    America's Car-Mart, Inc.+                             15,015
     1,400    Banta Corporation                                     62,174
       400    Beasley Broadcast Group, Inc. (Class A)+               5,984
     3,900    Blockbuster Inc. (Class A)                            59,202
     8,500    CNET Networks, Inc.+                                  94,095
        50    CTN Media Group, Inc.+                                     1
    12,500    Cablevision Systems Corporation (Class A)+           245,625

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
       600    Cadmus Communications Corporation                 $    8,850
    17,600    Charter Communications, Inc. (Class A)+               68,992
       500    Consolidated Graphics, Inc.+                          22,025
    36,875    Cox Communications, Inc. (Class A)+                1,024,756
        29    Cross Media Marketing Corporation+                         -
     4,600    Crown Media Holdings, Inc. (Class A)+                 39,192
     3,165    Cumulus Media Inc. (Class A)+                         53,204
    85,945    The DIRECTV Group, Inc.+                           1,469,660
       100    Daily Journal Corporation+                             3,300
     5,120    The E.W. Scripps Company (Class A)                   537,600
    15,765    EchoStar Communications Corporation (Class A)+       484,774
     3,000    Emmis Communications Corporation (Class A)+           62,940
     2,700    Entercom Communications Corp.+                       100,710
     3,000    Entravision Communications Corporation
                 (Class A)+                                         23,040
    25,550    Fox Entertainment Group, Inc. (Class A)+             682,185
       100    GC Companies, Inc.+                                       55
     4,700    Gartner Group, Inc. (Class A)+                        62,134
     1,920    Gaylord Entertainment Company+                        60,269
       900    Gray Television, Inc.                                 12,501
     4,580    Hollinger International Inc.                          76,898
        80    iBEAM Broadcasting
                  Corporation+                                           -
     1,400    Information Holdings Inc.+                            38,318
     5,400    Insight Communications Company, Inc.+                 50,004
       200    Intraware, Inc.+                                         354
     3,900    John Wiley & Sons, Inc. (Class A)                    124,800
     2,500    Journal Communications, Inc.                          47,075
     1,200    Journal Register Co.+                                 24,000
     2,600    Lee Enterprises, Incorporated                        124,826
     8,437    Liberty Media International, Inc.+                   313,013
       400    Lifeline Systems, Inc.+                                9,464
     2,700    Lin TV Corp. (Class A)+                               57,240
       100    Lynch Interactive Corporation+                         3,407
     2,800    Martha Stewart Living Omnimedia, Inc.
                 (Class A)+                                         25,200
     2,900    The McClatchy Company (Class A)                      203,435
     1,300    Media General, Inc. (Class A)                         83,486
     3,900    Mediacom Communications Corporation+                  30,498
    13,254    Metro-Goldwyn-Mayer Inc.+                            160,373
     1,400    Network Equipment  Technologies, Inc.+                11,424
     3,000    New Frontier Media, Inc.+                             25,590
     2,500    Nexstar Broadcasting Group, Inc.+                     27,450
       100    Nucentrix Broadband Networks, Inc.+                        -
    15,834    PRIMEDIA Inc.+                                        44,018
     9,310    PanAmSat Corporation+                                216,178
     1,700    Penton Media, Inc.+                                      680
       800    Playboy Enterprises, Inc.+                             9,288
       600    Pulitzer Inc.                                         29,340
     5,000    Radio One, Inc. (Class A)+                            80,550
     3,300    Raindance Communications, Inc.+                        6,864
     5,200    The Reader's Digest Association, Inc.
                 (Class A)                                          83,148
     3,300    Regal Entertainment Group (Class A)                   59,730
     1,900    Regent Communications, Inc.+                          11,761
       425    Saga Communications, Inc. (Class A)+                   7,756
     1,000    Salem Communications Corporation (Class A)+           27,130
     2,110    Scholastic Corporation+                               63,194
     4,100    Sinclair Broadcast Group, Inc. (Class A)              42,107
     3,030    The Source Information Management Company+            33,694

52

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     4,000    Spanish Broadcasting System, Inc. (Class A)+      $   37,240
       800    Thomas Nelson, Inc.                                   18,192
     6,865    TiVo Inc.+                                            48,673
     3,300    Traffix, Inc.                                         21,714
    22,800    USTMAN Technologies, Inc.+                               570
     1,800    United Capital Corp.+                                 30,654
     9,900    UniverCell Holdings, Inc.+                                89
     2,400    Valassis Communications, Inc.+                        73,128
     2,200    ValueVision International, Inc. (Class A)+            28,644
       519    The Washington Post Company (Class B)                482,675
     6,200    Westwood One, Inc.+                                  147,560
    10,475    XM Satellite Radio Holdings Inc. (Class A)+          285,863
     2,400    Young Broadcasting Inc. (Class A)+                    31,560
                                                                ----------
                                                                 8,826,766
                                                                ----------
     MISCELLANEOUS - 0.1%
       600    Chemed Corporation                                    29,100
     2,300    Coinstar, Inc.+                                       50,531
       400    Ennis Business Forms, Inc.                             7,800
     1,400    Gerber Scientific, Inc.+                               9,884
       200    Kaiser Ventures LLC (Series A)+                            -
                                                                ----------
                                                                    97,315
                                                                ----------
     MISCELLANEOUS FINANCE - 8.7%
     1,000    1st Source Corporation                                24,980
     1,240    ACE Cash Express, Inc.+                               31,856
     4,950    A.G. Edwards, Inc.                                   168,449
     1,500    AMCORE Financial, Inc.                                45,240
       300    ASB Financial Corp.                                    6,597
     1,200    Accredited Home Lenders Holding Company+              33,780
     1,700    Advanta Corp.                                         37,281
     1,700    Affiliated Managers Group, Inc.+                      85,629
     1,400    Agree Realty Corporation                              35,420
     5,500    Alliance Capital Management Holding LP+              186,725
     7,970    Allied Capital Corporation                           194,627
       900    AmerAlia, Inc.+                                          414
     4,200    American Capital Strategies, Ltd.                    117,684
     1,500    American Financial Realty Trust                       21,435
     2,344    American Home Mortgage Investment Corp.               60,780
     7,950    AmeriCredit Corp.+                                   155,264
    26,780    Ameritrade Holding Corporation+                      303,953
       100    Ampal-American Israel Corporation (Class A)+             317
     1,600    Anchor Bancorp, Inc.                                  42,304
     2,700    Apollo Investment Corporation+                        37,179
     4,500    Astoria Financial Corporation                        164,610
       300    Atlantic Realty Trust                                  4,938
       400    Atlantis Plastics, Inc.+                               6,720
       300    BNP Residential Properties, Inc.                       3,942
     3,001    BOK Financial Corporation+                           117,849
     2,100    BP Prudhoe Bay Royalty Trust                          68,397
     2,735    BankUnited Financial Corporation (Class A)+           70,563
       600    Banner Corporation                                    17,436
     4,000    Bay View Capital Corporation+                          8,240
        69    Berkshire Hathaway Inc. (Class A)+                 6,137,550
        69    Berkshire Hathaway Inc. (Class B)+                   203,895
     1,100    BlackRock, Inc.                                       70,213
     1,300    Boca Resorts, Inc. (Class A)+                         25,766
    13,260    CIT Group Inc.                                       507,725
     2,350    CVB Financial Corp.                                   51,183
       300    Capital Corp of the West                              11,652
       300    Capitalsource Inc.+                                    7,335
       412    Cascade Financial Corporation                          7,107
     1,700    Cash America International, Inc.                      39,100
     1,511    Cathay Bancorp, Inc.                                 100,784
     1,100    Cedar Shopping Centers Inc.                           12,639
       800    Central Pacific Financial Corp.                       22,000
     3,000    Cenveo Inc.+                                           8,790
     1,700    Ceres Group, Inc.+                                    10,438

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD     INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
       500    Charter Financial Corporation                   $     17,000
     2,700    Charter Municipal Mortgage Acceptance Company         53,082
     2,260    Chicago Mercantile Exchange                          326,276
     1,039    Citizens, Inc.+                                        8,520
       520    Coastal Financial Corporation                          7,592
     4,322    Commercial Capital Bancorp, Inc.+                     75,073
     2,500    Commercial Federal Corporation                        67,750
     1,900    CompuCredit Corporation+                              32,870
     2,000    Corrections Corporation of America+                   78,980
     1,600    Cotton States Life Insurance Company                  30,784
     1,156    Cross Timbers Royalty Trust                           31,975
       700    Danielson Holding Corporation+                         4,837
     3,700    Dime Community Bancshares                             64,676
     1,200    Downey Financial Corp.                                63,900
       629    ESB Financial Corporation                              7,869
       300    Eastern Virginia Bankshares, Inc.                      5,880
     3,900    Eaton Vance Corp.                                    149,019
     1,300    Encore Capital Group, Inc.+                           17,173
     2,500    ePlus inc.+                                           26,625
     1,900    eSPEED, Inc. (Class A)+                               33,535
       900    The FINOVA Group Inc.+                                   126
     4,000    Falcon Financial Investment Trust+                    31,200
       900    Fidelity Bankshares, Inc                              31,905
     1,100    Financial Federal Corporation+                        38,786
       600    Financial Industries Corporation+                      5,568
     2,400    First Albany Companies Inc.                           24,096
     1,000    First Community Bancorp                               38,440
       400    First Defiance Financial Corp.                         8,840
       800    First Financial Corporation                           25,520
     1,400    First Financial Holdings, Inc.                        40,334
       500    First Indiana Corporation                              9,525
       615    First Place Financial Corp.                           11,421
     1,480    First Sentinel Bancorp Inc.                           30,414
     6,356    First Union Real Estate Equity
                 & Mortgage Investments+                            20,085
       800    FirstFed Financial Corp.+                             33,280
     3,700    Flagstar Bancorp, Inc.                                73,556
       750    Flushing Financial Corporation                        13,238
     8,110    Friedman, Billings, Ramsey
                 Group, Inc. (Class A)                             160,497
       400    Gabelli Asset Management Inc. (Class A)               17,000
     1,555    Giant Industries, Inc.+                               34,210
       537    Glacier Bancorp, Inc.                                 15,127
       710    Greater Delaware Valley Savings Bank                  19,702
     7,950    GreenPoint Financial Corp.                           315,615
       900    HMN Financial, Inc.                                   22,725
       400    Heritage Financial Corporation                         7,460
     1,500    Hudson River Bancorp, Inc.                            25,605
     3,400    Hugoton Royalty Trust                                 77,724
       300    Humphrey Hospitality Trust, Inc.                       1,326
       800    IBERIABANK Corporation                                47,344
       200    ITLA Capital Corporation+                              8,114
     5,168    Independence Community Bank Corp.                    188,115
       242    Independence Federal Savings Bank+                     4,888
     1,142    Independent Bank Corporation (Michigan)               29,007
     4,000    IndyMac Bancorp, Inc.                                126,400
       800    Innsuites Hospitality Trust                            1,200
       200    Instinet Group Incorporated+                           1,056
     2,665    International Bancshares Corporation                 108,066
     3,000    Investment Technology Group, Inc.+                    38,370
     3,800    Investors Financial Services                         165,604
     1,400    iPayment Holdings, Inc.+                              57,400
     3,200    Jefferies Group, Inc.                                 98,944
     1,700    KFx Inc.+                                             12,954
     1,790    KNBT Bancorp Inc.                                     29,893
     6,900    Knight Trading Group, Inc.+                           69,138
     8,600    La Quinta Corporation+                                72,240
     1,000    LabOne, Inc.+                                         31,780
     3,300    LaBranche & Co. Inc.                                  27,786

54

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD     INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     1,707    Ladenburg Thalmann Financial Services Inc.+     $      1,519
     4,075    Legg Mason, Inc.                                     370,866
     3,893    Leucadia National Corporation                        193,482
     6,000    Liberty Self-Stor, Inc.+                               3,600
     1,000    Lincoln Bancorp                                       18,260
     1,000    Lipid Sciences, Inc.+                                  4,380
     2,527    MAF Bancorp, Inc.                                    107,852
     1,450    MB Financial, Inc.                                    53,374
     3,895    MCG Capital Corporation                               59,905
       200    Malan Realty Investors, Inc.                             998
       300    Maxus Realty Trust, Inc.                               3,675
       600    McGrath Rentcorp+                                     22,170
     4,000    Medallion Financial Corp.                             31,800
     3,500    Metris Companies Inc.+                                30,415
       500    MicroFinancial Incorporated+                           1,695
       105    Mid Penn Bancorp, Inc.                                 2,929
       200    The Midland Company                                    5,930
       400    Monmouth Capital Corporation                           2,348
     2,200    Monmouth Real Estate Investment Corporation
                 (Class A)                                          17,138
       300    MutualFirst Financial Inc.                             6,489
       400    NASB Financial Inc.                                   16,216
     1,490    Nastech Pharmaceutical Company+                       15,198
     2,000    National Financial Partners Corporation               70,540
       120    The National Security Group, Inc.                      2,832
       200    National Western Life Insurance
                 Company (Class A)+                                 30,710
       500    Nelnet, Inc. (Class A)+                                8,875
     2,445    New Century Financial Corporation                    114,475
    15,464    New York Community Bancorp, Inc.                     303,558
       400    North American Scientific, Inc.+                       3,360
     1,800    Northwest Bancorp, Inc.                               41,220
     5,800    Nuveen Investments (Class A)                         155,440
     2,400    Ocwen Financial Corporation+                          28,896
       200    One Liberty Properties, Inc.                           3,632
       600    PAB Bankshares, Inc.                                   7,284
     2,125    PMC Commercial Trust                                  30,600
       266    PVF Capital Corp.                                      4,235
     2,710    Pacific Capital Bancorp                               76,232
       700    Partners Trust Financial Group, Inc.                  13,720
       450    The Peoples Holding Company                           15,552
       645    Piper Jaffray Companies, Inc.+                        29,173
     1,800    Portfolio Recovery Associates, Inc.+                  49,626
     1,300    Prime Group Realty Trust+                              6,864
     1,800    R & G Financial Corporation (Class B)                 59,508
     3,400    Raymond James Financial, Inc.                         89,930
     1,000    Resource America, Inc. (Class A)                      23,600
       300    Roberts Realty Investors, Inc.                         1,725
     6,860    SEI Investments Company                              199,214
     1,210    SWS Group, Inc.                                       18,513
       900    Sanders Morris Harris Group Inc.                      13,275
     1,730    Santander BanCorp                                     42,766
     2,285    Saxon Capital, Inc.+                                  52,167
     2,476    Seacoast Financial Services Corporation               85,670
       200    Security Bank Corporation                              6,950
     3,300    Siebert Financial Corp.+                              12,362
     2,700    Sound Federal Bancorp, Inc.                           36,234
       450    Sovereign Bancorp, Inc.                                9,945
     3,000    Sports Resorts International, Inc.+                   11,400
     2,059    Sterling Financial Corporation+                       65,620
     1,032    The Student Loan Corporation                         140,868
       100    TF Financial Corporation                               3,000
       453    Tarragon Realty Investors Inc.+                        6,682
     1,500    Transnational Financial Network+                       1,395
     1,100    United Community Banks, Inc.                          27,698
     1,000    United PanAm Financial Corp.+                         17,050
    21,132    UnitedGlobalCom Inc. (Class A)+                      153,418
       100    Value Line, Inc.                                       3,551
     7,420    W Holding Company, Inc.                              127,401
     2,560    WFS Financial Inc.+                                  126,746
     1,400    W.P. Carey & Co. LLC                                  41,692

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD     INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
       200    WVS Financial Corp.                             $      3,502
     3,500    Waddell & Reed Financial, Inc. (Class A)              77,385
     4,692    Washington Federal, Inc.                             112,608
       151    Wayne Savings Bancshares, Inc.                         2,378
     2,525    Waypoint Financial Corp.                              69,665
     3,000    Webster Financial Corporation                        141,060
       900    Wellsford Real Properties Inc.+                       13,995
       402    Wesco Financial Corporation                          145,524
       511    White Mountains Insurance Group Inc.                 260,610
       200    Willis Lease Finance Corporation+                      1,624
     2,300    Willow Grove Bankcorp, Inc.                           36,593
     2,300    World Acceptance Corporation+                         42,159
       800    Wyndham International, Inc.+                             800
                                                               -----------
                                                                16,877,172
                                                               -----------
     MOTOR VEHICLES - 1.2%
     1,800    A.O. Smith Corporation                                57,222
       800    A.S.V., Inc.+                                         25,048
       305    Aftermarket Technology Corp.+                          5,033
     3,300    American Axle & Manufacturing Holdings, Inc.         119,988
     1,700    Arctic Cat Inc.                                       46,801
     3,800    ArvinMeritor, Inc.                                    74,366
     3,000    BorgWarner, Inc.                                     131,310
     1,600    CSK Auto Corporation+                                 27,424
       700    Coachmen Industries, Inc.                             11,193
     6,800    Collins & Aikman Corporation+                         38,012
     4,900    Donaldson Company, Inc.                              143,570
     1,000    Dura Automotive Systems, Inc.+                         9,150
     3,300    Federal-Mogul Corporation+                               924
     2,990    Fleetwood Enterprises, Inc.+                          43,504
     4,945    Gentex Corporation                                   196,218
     1,000    Group 1 Automotive, Inc.+                             33,210
     1,300    IMPCO Technologies, Inc.+                              8,229
       600    Keystone Automotive Industries, Inc.+                 16,734
       200    The Lamson & Sessions Co.+                             1,608
     3,645    Lear Corporation                                     215,019
       700    Lithia Motors, Inc.                                   17,346
       800    MarineMax, Inc.+                                      22,944
       900    Midas Group, Inc.+                                    15,660
     1,900    Modine Manufacturing Co.                              60,515
     1,700    Monaco Coach Corporation                              47,889
       850    Monro Muffler Brake, Inc.+                            20,621
     1,837    Myers Industries, Inc.                                25,902
     1,100    Noble International, Ltd.                             27,247
     2,100    Oshkosh Truck Corporation                            120,351
     2,700    Polaris Industries, Inc.                             129,600
     1,700    Sonic Automotive, Inc.                                37,655
     2,700    Spartan Motors, Inc.                                  33,075
     1,200    Standard Motor Products, Inc.                         17,676
       945    Starcraft Corporation+                                12,795
       900    Stoneridge, Inc.+                                     15,300
     1,510    Superior Industries International, Inc.               50,510
       200    TRW Automotive Holdings Corp.+                         3,770
     3,685    Thor Industries, Inc.                                123,300
     2,700    Titan International, Inc.+                            27,783
     7,000    Tower Automotive, Inc.+                               25,480
     1,900    United Auto Group, Inc.                               58,235
     2,840    United Defense Industries, Inc.+                      99,400
     1,800    Winnebago Industries, Inc.                            67,104
                                                              ------------
                                                                 2,264,721
                                                              ------------
     NON-DURABLES - 1.9%
     8,400    Acclaim Entertainment Inc.+                            2,856
     1,100    Action Performance Companies, Inc.                    16,577
     7,725    Activision, Inc.+                                    122,828
     3,800    American Greetings Corporation (Class A)+             88,084
     5,665    Applebee's International, Inc.                       130,408
       430    Benihana Inc. (Class A)+                               6,407
     1,900    Bob Evans Farms, Inc.                                 52,022
       210    Bowl America Incorporated (Class A)                    2,972
     3,700    The Boyds Collection, Ltd.+                           12,284

56

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD     INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     4,900    Brinker International, Inc.+                    $    167,188
     2,600    Buca, Inc.+                                           13,858
     2,700    CBRL Group, Inc.                                      83,295
     2,250    CEC Entertainment Inc.+                               66,398
     2,300    CKE Restaurants, Inc.+                                30,659
     2,400    California Pizza Kitchen, Inc.+                       45,984
     2,400    Centillium Communications, Inc.+                       9,192
     1,700    Championship Auto Racing Teams, Inc.+                     34
     2,800    Champps Entertainment, Inc.+                          23,128
     2,700    Checkers Drive-In Restaurants, Inc.+                  31,185
     2,945    The Cheesecake Factory Incorporated+                 117,182
     1,100    Chicago Pizza & Brewery, Inc.+                        16,731
       200    Churchill Downs Incorporated                           8,140
       700    Dave & Buster's, Inc.+                                13,153
     2,700    Denny's Corp.+                                         5,724
       500    Department 56, Inc.+                                   7,700
     7,400    Dover Motorsports, Inc.                               29,600
     1,200    Drew Industries Incorporated+                         48,840
     1,600    Electronics Boutique Holdings Corp.+                  42,144
     1,200    Equity Marketing, Inc.+                               14,940
     1,500    Handleman Company                                     34,740
     4,100    Hanover Direct, Inc.+                                    574
     1,412    Hibbett Sporting Goods, Inc.+                         38,618
     4,300    Hollywood Media Corp.+                                15,695
       800    IHOP Corp.                                            28,608
     3,000    International Speedway Corp. (Class A)               145,920
     3,100    Isle of Capri Casinos, Inc.+                          54,095
     2,513    JAKKS Pacific, Inc.+                                  52,245
     2,200    Jack in the Box Inc.+                                 65,340
       300    Kreisler Manufacturing Corporation+                    2,049
     2,600    Krispy Kreme Doughnuts, Inc.+                         49,634
     2,000    Lancaster Colony Corporation                          83,280
     1,700    Landry's Restaurants, Inc.                            50,813
       300    Lazare Kaplan International Inc.+                      2,535
     1,800    Leapfrog Enterprises, Inc.+                           35,802
       700    LodgeNet Entertainment Corporation+                   11,550
     2,200    Lone Star Steakhouse & Saloon, Inc.                   59,818
     1,100    Luby's Cafeterias Inc.+                                7,601
     5,700    Marvel Enterprises, Inc.+                            111,264
     4,000    Midway Games Inc.+                                    46,080
     1,600    Morgan's Foods, Inc.+                                  2,480
     1,400    Movado Group, Inc.                                    24,150
     2,505    O'Charley's Inc.+                                     43,061
       300    The Ohio Art Company                                   2,703
     4,300    Outback Steakhouse, Inc.                             177,848
       900    PECO II, Inc.+                                           711
     1,495    P.F. Chang's China Bistro, Inc.+                      61,519
     2,300    Panera Bread Company (Class A)+                       82,524
     1,900    Papa John's International, Inc.+                      56,126
     3,200    Penn National Gaming, Inc.+                          106,240
     2,900    RARE Hospitality International, Inc.+                 72,210
     1,670    RC2 Corporation+                                      59,285
       500    Radio Unica Communications Corp. (Escrow Shares)+          -
       800    Red Robin Gourmet Burgers+                            21,896
     2,500    Regis Corporation                                    111,475
       600    Riviana Foods Inc.                                    15,702
     3,600    Ruby Tuesday, Inc.                                    98,820
     1,300    Russ Berrie and Company, Inc.                         25,259
     2,600    Ryan's Restaurant Group Inc.+                         41,080
     1,200    Samsonite Corporation+                                 1,416
    18,700    Service Corporation International+                   137,819
       400    Servotronics, Inc.+                                    1,700
     4,625    Sonic Corp.+                                         105,219
     2,400    Sotheby's Holdings, Inc. (Class A)+                   38,304
       800    The Steak 'n Shake Company+                           14,576

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD     INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
       510    Steinway Musical Instruments, Inc.+             $     17,896
     3,900    Stewart Enterprises, Inc. (Class A)+                  31,746
     6,800    TAM Restaurants, Inc.+                                    27
     2,900    THQ Inc.+                                             66,410
     2,700    Take-Two Interactive Software, Inc.+                  82,728
     2,400    The Topps Company, Inc.                               23,280
     2,200    Trans World Entertainment Corporation+                22,044
     3,700    Triarc Companies, Inc. (Class B)                      37,629
     3,155    Tupperware Corporation                                61,302
       100    World Wrestling Federation Entertainment, Inc.         1,275
     3,090    Youbet.com, Inc.+                                     12,762
                                                              ------------
                                                                 3,764,996
                                                              ------------
    NON-FERROUS METALS - 0.3%
       800    A.M. Castle & Company+                                 8,600
       800    Brush Engineered Materials Inc.+                      15,120
     1,000    Century Aluminum Company+                             24,790
    16,300    Coeur d'Alene Mines Corporation+                      66,504
     1,700    Commercial Metals Company                             55,165
     2,500    Commonwealth Industries, Inc.+                        25,850
       885    Encore Wire Corporation+                              24,399
    10,500    Hecla Mining Company+                                 59,850
       800    IMCO Recycling Inc.+                                  10,576
    10,800    Kaiser Aluminum Corporation+                             432
     1,300    Minerals Technologies, Inc.                           75,400
     2,600    Mueller Industries, Inc.                              93,080
       900    RTI International Metals, Inc.+                       14,355
     1,300    Reliance Steel & Aluminum Co.                         52,416
       900    Southern Peru Limited                                 37,197
       784    Stillwater Mining Company+                            11,768
       230    Titanium Metals Corporation+                          21,287
       900    Wolverine Tube, Inc.                                   9,810
                                                              ------------
                                                                   606,599
                                                              ------------
    OPTICAL PHOTO & EQUIPMENT - 0.2%
       700    August Technology Corp.+                               8,778
     1,100    BMC Industries, Inc.+                                      4
     2,100    CPI Corp.                                             30,912
     1,100    CyberOptics Corporation+                              28,578
     2,095    Drexler Technology Corporation+                       27,926
     1,900    Imation Corp.                                         80,959
     9,430    Ingram Micro Inc. (Class A)+                         136,452
     4,900    Lexar Media, Inc.+                                    32,732
       200    Meade Instruments Corp.+                                 638
       300    Panavision Inc.+                                       1,785
     3,100    Photronics, Inc.+                                     58,714
       100    StockerYale, Inc.+                                       205
     1,600    Zomax Incorporated+                                    6,032
       700    Zygo Corporation+                                      7,833
                                                              ------------
                                                                   421,548
                                                              ------------
     PAPER & FOREST PRODUCTS - 0.6%
       200    Badger Paper Mills, Inc.+                                968
     3,200    Bowater Incorporated                                 133,088
       200    Buckeye Technologies Inc.+                             2,300
       700    CSS Industries, Inc.                                  24,528
     1,700    Caraustar Industries, Inc.+                           23,987
       600    Chesapeake Corporation                                16,008
       700    Deltic Timber Corporation                             26,880
       100    EarthShell Corporation+                                  203
       480    Kadant Inc.+                                          11,102
     2,800    Longview Fibre Company                                41,244
     2,400    P.H. Glatfelter Company                               33,792
     5,000    Packaging Corp. of America                           119,500
       900    Pope & Talbot, Inc.                                   17,793
     2,100    Potlatch Corporation                                  87,444
     2,814    Rayonier Inc.                                        125,082
       900    Rock-Tenn Company (Class A)                           15,255
    15,380    Smurfit-Stone Container Corporation+                 306,831
     1,400    Universal Forest Products, Inc.                       45,150
     3,100    Wausau - Mosinee Paper Corporation                    53,630
                                                              ------------
                                                                 1,084,785
                                                              ------------

58

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD     INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     PRODUCER GOODS - 3.4%
     5,023    AGCO Corporation+                               $    102,319
     4,500    AMETEK, Inc.                                         139,050
       500    Aaon, Inc.+                                           10,095
     1,800    Actuant Corporation (Class A)+                        70,182
     4,400    Aeroflex Incorporated+                                63,052
     1,700    Albany International Corp. (Class A)                  57,052
       115    Allied Motion Technologies, Inc.+                        553
     1,200    Applied Industrial Technologies, Inc.                 36,144
     1,800    AptarGroup, Inc.                                      78,642
       200    Arotech Corporation+                                     418
     1,100    Astec Industries, Inc.+                               20,713
     4,500    BE Aerospace, Inc.+                                   34,110
     1,300    Baldor Electric Company                               30,355
     2,100    Barnes Group Inc.                                     60,858
       300    Blount International, Inc.+                            3,819
     2,100    Blyth, Inc.                                           72,429
     1,400    Briggs & Stratton Corporation                        123,690
       600    CIRCOR International, Inc.                            12,234
     1,500    CLARCOR Inc.                                          68,700
     1,500    CUNO Incorporated+                                    80,025
     1,900    CYRO-CELL International, Inc.+                         3,515
     4,100    Capstone Turbine Corporation+                          8,923
       200    Catalyst Semiconductor, Inc.+                          1,360
       100    Chicago Rivet & Machine Co.                            2,754
     2,585    Cognex Corporation                                    99,471
     3,100    Columbus McKinnon Corporation+                        21,917
     1,900    Comfort Systems USA, Inc.+                            12,141
     1,800    Concord Camera Corp.+                                  5,940
       600    Culp, Inc.+                                            4,668
     1,000    Curtiss-Wright Corporation                            56,190
     2,100    DiamondCluster International, Inc. (Class A)+         18,249
     7,600    Distributed Energy Systems Corp.+                     20,672
       400    DuraSwitch Industries, Inc.+                             908
       800    Duratek, Inc.+                                        12,088
       200    The Eastern Company                                    3,340
     1,900    FMC Corporation+                                      81,909
     1,600    The Fairchild Corporation (Class A)+                   6,848
     4,745    Fastenal Company                                     269,658
     4,220    Fedders Corporation                                   18,357
     4,000    Federal Signal Corporation                            74,440
     3,865    Fisher Scientific International Inc.+                223,204
     2,400    Flowserve Corporation+                                59,856
     4,800    Foster Wheeler Ltd.+                                   6,672
       600    Franklin Electric Co., Inc.                           22,656
     1,100    Gardner Denver Inc.+                                  30,690
       100    The Gorman-Rupp Company                                2,717
     4,687    Graco Inc.                                           145,531
     5,400    GrafTech International Ltd.+                          56,484
     3,300    HNI Corporation                                      139,689
       200    Hardinge, Inc.                                         2,404
     2,300    Harsco Corporation                                   108,100
       800    Hayes Lemmerz International, Inc.+                    12,080
     2,500    Helix Technology Corporation                          53,325
     4,690    Herman Miller, Inc.                                  135,729
     1,700    Hexcel Corporation+                                   19,686
       700    Hi-Shear Technology Corporation+                       2,303
     2,900    Hubbell Incorporated (Class B)                       135,459
     1,900    Hughes Supply, Inc.                                  111,967
     2,950    IDEX Corporation                                     101,333
       100    Ibis Technology Corporation+                             608
     1,400    Ionics, Inc.+                                         39,550
     2,600    JLG Industries, Inc.                                  36,114
     4,500    Jacuzzi Brands, Inc.+                                 36,270
     1,550    Jarden Corp.+                                         55,785
       100    Juno Lighting, Inc.+                                   3,475
     2,500    Kaydon Corp.                                          77,325
     2,000    Kennametal Inc.                                       91,600
     2,190    Kos Pharmaceuticals, Inc.+                            72,204
       600    L.B. Foster Company (Class A)+                         4,800
       700    Ladish Co., Inc.+                                      5,950
       600    Lawson Products, Inc.+                                22,890
     3,200    Lennox International Inc.                             57,920

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD     INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
       782    Libbey, Inc.                                    $     21,708
     2,295    Lincoln Electric Holdings, Inc.                       78,236
       700    Lindsay Manufacturing Co.                             16,814
     1,700    Lone Star Technology+                                 46,852
     2,500    MSC Industrial Direct Co., Inc. (Class A)+            82,100
     1,700    Magnetek, Inc.+                                       14,178
     1,600    The Manitowoc Co., Inc.                               54,160
       900    Material Sciences Corporation+                         9,585
     1,200    Matthews International Corporation (Class A)          39,528
     2,500    Maverick Tube Corporation+                            65,650
     2,300    Merix Corporation+                                    26,082
     5,060    Micrel, Inc.+                                         61,479
       900    The Middleby Corporation                              49,158
     3,000    Milacron Inc.+                                        12,000
       200    Minuteman International, Inc.                          2,592
       900    Modtech Holdings, Inc.+                                6,948
     1,550    Moog Inc. (Class A)+                                  57,520
       300    NACCO Industries, Inc. (Class A)                      28,500
       800    NATCO Group Inc.+                                      6,168
     1,000    NN, Inc.                                              12,710
     1,900    Nordson Corporation                                   82,403
     1,400    Oceaneering International, Inc.+                      47,950
       100    Paul Mueller Company                                   3,160
     5,850    Pentair, Inc.                                        196,794
     6,407    Plug Power Inc.+                                      47,924
     1,600    Possis Medical, Inc.+                                 54,640
     3,525    Precision Castparts Corp.                            192,782
     3,140    Presstek, Inc.+                                       33,001
     2,600    Raytech Corporation+                                   4,316
     2,505    Regal-Beloit Corporation                              55,761
       800    Research Frontiers Incorporated+                       5,712
       900    Robbins & Myers, Inc.                                 20,205
       926    Ronson Corporation                                     2,130
     2,200    Roper Industries, Inc.                               125,180
       470    SI International Inc.+                                 9,583
     4,348    SPX Corporation                                      201,921
     7,100    Safeguard Scientifics, Inc.+                          16,330
     1,400    Sauer-Danfoss, Inc.                                   23,898
       500    Schuff Steel Company+                                  1,225
       500    Selas Corporation of America+                          1,500
       500    Sequa Corporation (Class A)+                          29,235
     3,000    The Shaw Group Inc.+                                  30,390
       900    Sonic Solutions+                                      19,125
       200    Spectrum Control, Inc.+                                1,594
       700    Standex International Corporation                     19,040
     1,400    Steelcase Inc. (Class A)                              19,600
     3,000    Stewart & Stevenson Services, Inc.                    53,760
     1,700    Sun Hydraulics Corporation                            29,954
       600    SystemOne Technologies Inc.+                             102
     1,365    TRM Corporation+                                      19,642
     1,500    Technology Research Corporation                       18,510
     1,600    Tecumseh Products Company (Class A)                   65,904
     2,200    Teleflex Incorporated                                110,330
       500    Tennant Company                                       20,725
     1,900    Tenneco Automotive Inc.+                              25,137
     2,204    Terex Corporation+                                    75,223
     2,500    ThermoGenesis Corp.+                                  11,550
     5,500    The Timken Company                                   145,695
     3,200    Trinity Industries, Inc.                             101,728
       800    Triumph Group, Inc.+                                  25,544
       100    Twin Disc, Incorporated                                2,440
     7,440    Valhi, Inc.                                           84,593
     1,100    Valmont Industries, Inc.                              25,190
       500    Watsco, Inc.                                          14,035
     1,500    Watts Industries, Inc. (Class A)                      40,425
       500    Woodhead Industries, Inc.+                             7,730
       600    Woodward Governor Company                             43,266
     1,000    X-Rite, Incorporated                                  14,540
     2,200    York International Corporation                        90,354
                                                              ------------
                                                                 6,625,908
                                                              ------------
     RAILROADS & SHIPPING - 0.4%
     2,700    Alexander & Baldwin, Inc.                             90,315
     4,600    Diamondhead Casino Corporation+                        2,990
     1,800    Florida East Coast Industries, Inc.                   69,570

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60

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD     INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     2,700    GATX Corporation                                $     73,440
     1,600    General Maritime Corporation+                         43,904
     2,200    Genesee & Wyoming Inc. (Class A)+                     52,140
       700    The Greenbrier Companies, Inc.+                       13,335
       300    International Shipholding Corporation+                 4,470
     3,700    Kansas City Southern Industries, Inc.+                57,350
     1,100    Martin Midstream Partners, LP+                        30,800
     5,300    OMI Corporation (New Shares)                          63,070
     2,200    Overseas Shipholding Group, Inc.                      97,086
     1,300    RailAmerica, Inc.+                                    18,980
     1,800    SCS Transportation, Inc.+                             47,502
       100    Seabulk International, Inc.+                             825
     2,100    Wabtec Corporation                                    37,884
                                                              ------------
                                                                   703,661
                                                              ------------
    REAL PROPERTY - 6.3%
     4,700    AMB Property Corporation                             162,761
     3,500    Acadia Realty Trust                                   48,090
     1,000    Affordable Residential Communities                    16,600
       200    Alexander's, Inc.+                                    33,548
     1,100    Alexandria Real Estate Equities, Inc.                 62,458
       400    American Land Lease, Inc.                              7,544
     1,800    American Real Estate Partners, LP+                    38,664
       500    American Realty Investors, Inc.+                       4,515
     1,250    Amli Residential Properties Trust                     36,675
     7,300    Annaly Mortgage Management Inc.+                     123,808
     2,300    Anthracite Capital, Inc.                              27,554
     2,500    Anworth Mortgage Asset Corporation                    29,700
    11,925    Archstone-Smith Trust                                349,760
     4,050    Arden Realty, Inc.                                   119,111
     4,400    Associated Estates Realty Corporation                 35,420
     4,445    Avalonbay Communities, Inc.                          251,231
       600    Avatar Holdings Inc.+                                 24,960
     3,135    BRE Properties, Inc.                                 108,941
       300    BRT Realty Trust                                       5,850
     1,000    Bedford Property Investors, Inc.                      29,240
       400    Big 5 Sporting Goods Corporation+                     10,476
     6,520    Boston Properties, Inc.                              326,522
     4,500    Boykin Lodging Company                                34,425
     2,720    Brandywine Realty Trust                               73,957
     2,200    CBL & Associates Properties, Inc.                    121,000
       400    California Coastal Communities, Inc.+                  7,995
     3,000    Camden Property Trust                                137,400
     2,900    Capital Automotive                                    85,057
     5,800    Capital Title Group, Inc.                             24,940
     2,500    Capstead Mortgage Corporation                         33,625
     3,100    CarrAmerica Realty Corporation                        93,713
     6,378    Catellus Development Corporation                     157,218
     1,400    CenterPoint Properties Corporation                   107,450
     2,700    Chelsea Property Group, Inc.                         176,094
     1,400    Colonial Properties Trust                             53,942
     2,191    Commercial Net Lease Realty                           37,685
     6,200    Cornerstone Realty Income Trust, Inc.                 54,374
       700    Corporate Office Properties Trust                     17,395
       700    Correctional Properties Trust                         20,475
     2,300    Cousins Properties, Inc.                              75,785
     7,600    Crescent Real Estate Equities Company                122,512
     6,283    Developers Diversified Realty Corporation            222,230
     8,675    Duke Realty Corporation                              275,952
     1,200    EastGroup Properties, Inc.                            40,404
     1,800    Entertainment Properties Trust                        64,332
     5,300    Equity Inns Inc.                                      49,237
     2,855    Equity One, Inc.                                      51,618
     1,400    Essex Property Trust, Inc.                            95,690

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD     INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     3,040    Federal Realty Investment Trust                 $    126,434
     3,500    FelCor Lodging Trust Inc.+                            42,350
     1,127    First Acceptance Corporation+                          7,889
     3,000    First Industrial Realty Trust, Inc.                  110,640
     2,600    Forest City Enterprises, Inc. (Class A)              137,800
     1,685    Gables Residential Trust+                             57,256
    13,300    General Growth Properties, Inc.                      393,281
       900    Getty Realty Corporation                              22,644
     1,100    Glenborough Realty Trust Incorporated                 20,185
     2,700    Glimcher Realty Trust                                 59,724
     3,600    Government Properties Trust, Inc.                     37,620
       322    Grubb & Ellis Company+                                   628
    10,700    HRPT Properties Trust                                107,107
     8,100    Health Care Property Investors, Inc.                 194,724
     3,400    Health Care REIT, Inc.                               110,500
     2,600    Healthcare Realty Trust, Inc.                         97,448
       100    Heartland Partners LP (Class A)                          655
     1,900    Heritage Property Investment Trust                    51,414
     2,100    Highland Hospitality Corporation                      21,105
     3,950    Highwoods Properties, Inc.                            92,825
     1,900    Home Properties of New York, Inc.                     74,062
     5,500    HomeStore.com, Inc.+                                  21,945
     3,805    Hospitality Properties Trust                         160,952
    18,100    Host Marriott Corporation+                           223,716
     3,700    Impac Mortgage Holdings, Inc.                         83,324
     4,700    Innkeepers USA Trust                                  48,457
     2,400    Investors Real Estate Trust                           24,912
     6,700    iStar Financial Inc.                                 268,000
     1,900    Jones Lang Lasalle Inc.+                              51,490
     2,800    Keystone Property Trust                               67,284
     1,400    Kilroy Realty Corporation                             47,740
     6,950    Kimco Realty Corporation                             316,225
     1,600    Koger Equity, Inc.+                                   36,992
     1,400    Kramont Realty Trust                                  22,400
     1,345    LNR Property Corp.                                    72,966
       900    LTC Properties                                        14,940
     1,000    LaSalle Hotel Properties                              24,400
     1,600    Lexington Corporate Properties Trust                  31,856
     4,760    Liberty Property Trust                               191,400
       570    Luminent Mortgage Capital, Inc.                        6,840
     3,800    MFA Mortgage Investments, Inc.                        33,820
     3,100    Macerich Company                                     148,397
     3,400    Mack-Cali Realty Corporation                         140,692
     1,600    Maguire Properties, Inc.                              39,632
     1,600    Manufactured Home Communities, Inc.                   53,104
     2,100    MeriStar Hospitality Corporation+                     14,364
     1,200    Mid-America Apartment Communities, Inc.               45,468
     3,100    Mills Corp.                                          144,770
     1,600    National Health Investors, Inc.+                      43,504
       600    National Health Realty, Inc.                          10,152
     3,900    Nationwide Health Properties, Inc.                    73,710
     5,600    New Plan Excel Realty Trust                          130,816
     2,605    Newcastle Investment Corporation                      78,020
     2,000    Novastar Financial, Inc.                              75,920
       100    OMEGA Healthcare Investors, Inc.                       1,004
       700    PS Business Parks, Inc.                               28,168
     2,809    Pan Pacific Retail Properties, Inc.                  141,911
     1,200    Parkway Properties, Inc.                              53,340
     2,299    Pennsylvania Real Estate Investment Trust             78,741
     2,400    Post Properties, Inc.                                 69,960
     2,600    Prentiss Properties Trust                             87,152
       425    Price Legacy Corporation                               7,845
     7,905    Public Storage, Inc.                                 363,709
     1,400    RAIT Investment Trust                                 34,510
       200    Ramco-Gershenson Properties Trust                      4,846
     1,000    Reading International, Inc. (Class A)+                 8,700

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD     INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     1,800    Realty Income Corporation                       $     75,114
     4,970    Reckson Associates Realty Corporation                136,476
     1,500    Redwood Trust, Inc.                                   83,520
     3,700    Regency Centers Corporation                          158,730
     6,400    The Rouse Company                                    304,000
     2,400    SL Green Realty Corp.                                112,320
       200    Santa Fe Financial Corporation+                        2,200
       400    Saul Centers, Inc.                                    12,844
     3,200    Senior Housing Properties Trust                       53,728
     2,800    Shurgard Storage Centers, Inc.(Class A)              104,720
       800    Sizeler Property Investors, Inc.                       7,368
       700    Sovran Self Storage, Inc.                             26,726
     4,700    The St. Joe Company                                  186,590
       200    Stratus Properties Inc.+                               2,590
     1,500    Summit Properties Inc.                                38,460
     1,000    Sun Communities, Inc.                                 37,650
     1,795    Sunset Financial Resources, Inc.+                     18,363
     1,400    Tanger Factory Outlet Centers, Inc.                   54,740
     3,000    Taubman Centers, Inc.                                 68,670
     4,855    Thornburg Mortgage, Inc.                             130,842
     1,000    Town & Country Trust                                  25,240
     1,000    Trammell Crow Company+                                14,100
       100    Transcontinental Realty Investors, Inc.+               1,351
     7,900    Trizec Properties, Inc.                              128,454
     2,900    U.S. Restaurant Properties, Inc.                      44,051
     7,365    United Dominion Realty Trust, Inc.                   145,680
       500    Universal Health Realty Income Trust                  14,350
     1,300    Urstadt Biddle Properties                             18,317
     5,100    Ventas, Inc.                                         119,085
     7,205    Vornado Realty Trust                                 411,478
     1,800    Washington Real Estate Investment Trust               52,884
     5,275    Weingarten Realty Investors, Inc.                    165,002
     1,300    Winston Hotels, Inc.                                  13,455
                                                              ------------
                                                                12,251,416
                                                              ------------
   RETAIL - 4.5%
     2,666    99 Cents Only Stores+                                 40,656
     1,770    1-800-FLOWERS.COM, Inc.+                              14,408
     1,100    A.C. Moore Arts & Crafts, Inc.+                       30,261
     1,450    Aaron Rents, Inc.                                     48,053
     5,500    Abercrombie & Fitch Co. (Class A)                    213,125
       600    Able Energy, Inc.+                                     1,476
     4,000    Advance Auto Parts, Inc.+                            176,720
     2,500    Alloy, Inc.+                                          15,375
    24,640    Amazon.com, Inc.+                                  1,340,416
     4,105    American Eagle Outfitters, Inc.+                     118,676
     3,875    AnnTaylor Stores Corporation+                        112,298
       200    Arden Group, Inc. (Class A)                           17,924
       400    Asbury Automotive Group, Inc.+                         6,000
     4,800    BJ's Wholesale Club, Inc.+                           120,000
     3,500    Barnes & Noble, Inc.+                                118,930
     2,100    The Bombay Company, Inc.+                             12,873
     2,000    The Bon-Ton Stores, Inc.                              29,320
     4,500    Borders Group, Inc.                                  105,480
     1,999    Brightpoint, Inc.+                                    27,486
     1,375    Brookstone, Inc.+                                     27,569
     2,400    Burlington Coat Factory Warehouse Corporation         46,320
     5,900    CarMax, Inc.+                                        129,033
     3,000    Casey's General Stores, Inc.                          54,900
     3,900    Casual Male Retail Group, Inc.+                       28,470
     1,300    The Cato Corporation (Class A)                        29,185
     1,800    Central Garden & Pet Company+                         64,386
     1,600    Charlotte Russe Holding Inc.+                         34,208
     6,855    Charming Shoppes, Inc.+                               61,215
     4,450    Chico's FAS, Inc.+                                   200,962
     1,605    The Children's Place Retail Stores, Inc.+             37,750
     2,238    Christopher & Banks Corporation                       39,635
     4,800    Claire's Stores, Inc.                                104,160
       925    Coldwater Creek Inc.+                                 24,485
     1,000    Cole National Corporation (Class A)+                  23,350
     1,900    Cost Plus, Inc.+                                      61,655
       100    Deb Shops, Inc.                                        2,406

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

   SHARES
     HELD     INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     6,605    Dollar Tree Stores, Inc.+                       $    181,175
     1,853    The Dress Barn, Inc.+                                 31,723
     3,400    Drugstore.com, Inc.+                                  11,866
     1,200    Duane Read Inc.+                                      19,596
     2,100    EZCORP Inc. (Class A)+                                20,832
     1,200    The Finish Line, Inc.+                                36,204
       600    Finlay Enterprises, Inc.+                             11,292
       200    Flanigan's Enterprises, Inc.                           1,318
     8,900    Foot Locker, Inc.                                    216,626
     2,350    Fred's, Inc.                                          51,912
     1,400    Friedman's Inc. (Class A)                              4,438
       100    Gadzooks, Inc.+                                          258
     1,100    Galyan's Trading Company+                             18,348
     1,300    GameStop Corporation+                                 19,786
     1,400    Gander Mountain Company+                              32,130
     1,300    Genesco Inc.+                                         30,719
     2,000    Goody's Family Clothing, Inc.                         20,740
     2,400    The Great Atlantic & Pacific Tea Company, Inc.+       18,384
     2,500    Greg Manning Auctions, Inc.+                          38,250
     1,400    Guitar Center, Inc.+                                  62,258
     2,900    The Gymboree Corporation+                             44,544
     2,700    Hancock Fabrics, Inc.                                 34,425
     2,850    Hot Topic, Inc.+                                      58,396
     3,800    Insight Enterprises, Inc.+                            67,488
     1,265    Jo-Ann Stores, Inc.+                                  37,191
       900    Kirkland's, Inc.+                                     10,737
     5,580    Kmart Holding Corporation+                           400,644
     2,700    Linens 'n Things, Inc.+                               79,137
     2,200    Longs Drug Stores Corporation                         52,514
     2,200    The Men's Wearhouse, Inc.+                            58,058
     3,800    Michael's Stores, Inc.                               209,000
     3,195    Movie Gallery, Inc.                                   62,462
     2,500    Navarre Corporation+                                  35,975
     2,400    The Neiman Marcus Group, Inc.(Class A)               133,560
     3,155    O'Reilly Automotive, Inc.+                           142,606
       800    Overstock.com, Inc.+                                  31,264
     1,000    PC Connection, Inc.+                                   6,580
     1,700    PETCO Animal Supplies, Inc.+                          54,757
     8,900    PETsMART, Inc.                                       288,805
     4,425    Pacific Sunwear of California, Inc.+                  86,597
       900    Party City Corporation+                               11,241
     4,800    Pathmark Stores, Inc.+                                36,576
     3,700    Payless ShoeSource, Inc.+                             55,167
     3,400    The Pep Boys-Manny, Moe & Jack                        86,190
     5,100    Pier 1 Imports, Inc.                                  90,219
       300    PriceSmart, Inc.+                                      1,875
       700    Provide Commerce+                                     13,797
       700    REX Stores Corporation+                                8,575
     4,800    Rent-A-Center Inc.+                                  143,664
     2,100    Retail Ventures, Inc.+                                16,254
    27,400    Rite Aid Corporation+                                143,028
     8,600    Ross Stores, Inc.                                    230,136
     2,600    Ruddick Corporation                                   58,370
     7,800    Saks Incorporated                                    117,000
     1,500    School Specialty, Inc.+                               54,465
     1,600    Sharper Image Corporation+                            50,224
       700    Shoe Carnival, Inc.+                                  10,507
     1,700    ShopKo Stores, Inc.+                                  24,038
     1,300    The Sportsmans's Guide, Inc.+                         30,419
     1,450    Stamps.com Inc.+                                      14,776
     1,700    Stein Mart, Inc.+                                     27,642
       700    Systemax Inc.+                                         4,690
     3,500    The Talbots, Inc.                                    137,025
     2,000    Too Inc.+                                             33,400
     2,800    Tractor Supply Company+                              117,096
     2,500    Tuesday Morning Corporation+                          72,500
     2,000    Ultimate Electronics, Inc.+                            9,880
       400    UniFirst Corporation                                  11,636
     2,000    United Stationers, Inc.+                              79,440
     2,500    Urban Outfitters, Inc.+                              152,275
       500    VSI Holdings, Inc.+                                        -
     1,700    Weis Markets, Inc.                                    59,585
     1,200    West Marine, Inc.+                                    32,220
     4,575    The Wet Seal, Inc. (Class A)+                         23,927
       900    Whitehall Jewelers, Inc.+                              6,732
     3,445    Whole Foods Market, Inc.                             328,825
     6,700    Williams-Sonoma, Inc.+                               220,832
     4,000    Zale Corporation+                                    109,040
                                                              ------------
                                                                 8,865,027
                                                              ------------

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
    SOAPS & COSMETICS - 0.4%
     1,900    Chattem, Inc.+                                  $     54,853
     2,300    Church & Dwight Co., Inc.                            105,294
       349    Del Laboratories, Inc.+                               10,826
     2,700    Elizabeth Arden, Inc.+                                56,808
     7,580    The Estee Lauder Companies Inc. (Class A)            369,752
     1,200    Inter Parfums, Inc.                                   25,020
     4,200    Nu Skin Enterprises, Inc. (Class A)                  106,344
     5,100    Playtex Products, Inc.+                               39,882
     1,987    Revlon, Inc. (Class A)+                                5,862
                                                              ------------
                                                                   774,641
                                                              ------------
    STEEL - 0.3%
     6,500    AK Steel Holding Corporation+                         34,255
       200    Ampco-Pittsburgh Corporation                           2,572
     1,200    Carpenter Technology Corporation                      40,860
       900    Cleveland-Cliffs Inc.+                                50,751
     1,400    Cold Metal Products, Inc.+                                 -
       600    Friedman Industries, Incorporated                      2,760
     1,200    Gibraltar Steel Corporation                           39,384
     6,400    Intermet Corporation                                  27,520
     1,000    International Steel Group, Inc.+                      29,750
       700    Keystone Consolidated Industries, Inc.+                   70
       200    NS Group, Inc.+                                        3,288
    11,100    National Steel Corp.+                                     22
       300    Northwest Pipe Company+                                5,295
     9,000    Northwestern Steel and Wire Company+                       9
     1,405    Olympic Steel, Inc.+                                  28,690
     2,500    Oregon Steel Mills, Inc.+                             36,850
     1,000    Quanex Corporation                                    48,700
       700    Roanoke Electric Steel Corporation                     9,520
     1,000    Ryerson Tull, Inc.                                    15,880
     1,950    Schnitzer Steel Industries, Inc. (Class A)            66,222
       400    Shiloh Industries, Inc.+                               5,864
     3,800    Steel Dynamics, Inc.+                                108,794
       700    Steel Technologies Inc.                               15,456
       300    Weirton Steel Corporation+                                 -
                                                              ------------
                                                                   572,512
                                                              ------------
    TECHNOLOGY - 0.1%
     7,300    AT&T Latin America Corp. (Class A)+                       51
       400    Airgate PCS, Inc.+                                     7,320
       200    Calico Commerce, Inc.+                                     -
     3,600    GoRemote Internet Communications, Inc.+                6,624
       200    International FiberCom, Inc.+                              -
     4,175    Internet Capital Group, Inc.+                         31,897
       110    InterWorld Corporation+                                    8
     2,700    Komag, Incorporated+                                  37,719
     3,100    Lawson Software, Inc.                                 21,948
     1,300    MAPICS, Inc.+                                         13,728
     1,100    Mobius Management Systems, Inc.+                       6,743
       200    NetObjects Inc.+                                           1
     2,800    Redback Networks Inc.+                                17,948
     2,100    Tyler Technologies, Inc.+                             19,866
     1,400    WilTel Communications Group, Inc.+                         -
                                                              ------------
                                                                   163,853
                                                              ------------
    TELEPHONE - 2.3%
     4,480    Adtran, Inc.                                         149,498
       100    Advanced Switching                                         -
     4,060    Alamosa Holdings, Inc.+                               29,841
     1,800    Alaska Communications Systems Holdings, Inc.+         10,980
    13,700    American Tower Corporation (Class A)+                208,240
     7,105    Applied Digital Solutions, Inc.+                      17,407
       600    Applied Innovation Inc.+                               2,406
     1,300    Applied Signal Technology, Inc.                       45,565
       200    Atlantic Tele-Network, Inc.                            6,420
     2,200    autobytel.com inc.+                                   19,976

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     2,900    Boston Communications Group, Inc.+              $     29,725
       800    CT Communications, Inc.                               12,040
     2,000    Carrier Access Corporation+                           23,840
     3,155    CellStar Corporation+                                 23,221
     3,800    Centennial Communications Corp.+                      27,170
     6,900    Choice One Communications Inc.+                        1,449
     9,600    Cincinnati Bell Inc.+                                 42,624
     2,000    Commonwealth Telephone Enterprises, Inc.+             89,540
       230    Copper Mountain Networks, Inc.+                        2,792
    11,600    Covad Communications Group, Inc.+                     27,724
       300    Covista Communications, Inc.+                            780
    12,340    Crown Castle International Corp.+                    182,015
       699    D&E Communications, Inc.                               9,381
     6,900    Davel Communications, Inc.+                               55
     1,600    Ditech Communications Corporation+                    37,344
     3,900    Dobson Communications Corporation (Class A)+          12,519
       515    Equinix, Inc.+                                        17,479
     7,100    Extreme Networks, Inc.+                               39,192
        10    FiberNet Telecom Group, Inc.+                             10
     9,300    Finisar Corporation+                                  18,414
        64    Focal Communications Corporation+                          -
     3,400    General Communication, Inc. (Class A)+                26,996
     2,195    Global Crossing Ltd.+                                 34,264
        50    GoAmerica, Inc.+                                          42
       100    Hector Communications Corporation+                     2,070
       800    Hickory Tech Corporation                               8,088
       600    High Speed Access Corp. (Liquidating Shares)+              -
     1,500    I.D. Systems, Inc.+                                   22,605
     2,300    Inet Technologies, Inc.+                              28,681
       300    Integrated Telecom+                                        -
     3,200    InteliData Technologies Corporation+                   2,112
     2,800    InterDigital Communications Corporation+              52,668
     2,300    Inter-Tel Inc.                                        57,431
     1,400    j2 Global Communications, Inc.+                       38,920
     1,500    Leap Wireless International, Inc.+                        26
    42,080    Level 3 Communications, Inc.+                        149,384
   168,745    Liberty Media Corporation (Class A)+               1,517,018
    11,038    McLeod USA Incorporated (Class A)+                     5,298
    16,016    McLeod USA Incorporated
                (Litigation Trust Certificates)+                         -
       107    MPower Holding Corporation+                              126
     5,722    NTL Incorporated+                                    329,702
       300    Net2000 Communications, Inc.+                              -
     5,800    Net2Phone, Inc.+                                      26,274
    11,365    Nextel Partners, Inc. (Class A)+                     180,931
       600    North Pittsburgh Systems, Inc.                        12,030
     2,286    Novatel Wireless, Inc.+                               60,579
       247    Optical Cable Corporation+                             1,309
     2,200    Paradyne Networks, Inc.+                              12,100
       340    Pegasus Communications Corporation+                    8,316
     3,420    Price Communications Corporation+                     50,479
     7,800    Primus Telecommunications Group, Incorporated+        39,624
     6,800    RCN Corporation+                                         884
    14,600    Sonus Networks, Inc.+                                 69,788
     2,340    SpectraSite, Inc.+                                   101,135
       390    Stratos Lightwave, Inc.+                               2,133
     4,800    Sunrise Telecom Incorporated                          12,480
       700    SureWest Communications                               22,120
     3,733    TALK America Holdings, Inc.+                          28,632
     3,400    Telephone and Data Systems, Inc.                     242,080

66

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
       200    Tellular Corporation+                           $      1,438
     8,000    Terremark Worldwide, Inc.+                             6,800
     3,600    Time Warner Telecom, Inc. (Class A)+                  15,084
     2,300    Triton PCS Holdings, Inc. (Class A)+                  10,028
       100    Tut Systems, Inc.+                                       315
       500    US LEC Corp. (Class A)+                                2,030
     3,700    US Unwired Inc. (Class A)+                            10,915
     4,100    UbiquiTel Inc.+                                       17,302
     1,700    Ulticom, Inc.+                                        19,890
     5,200    United States Cellular Corporation+                  200,460
       400    Warwick Valley Telephone Company                       8,500
       200    Z-Tel Technologies, Inc.+                                268
                                                              ------------
                                                                 4,527,002
                                                              ------------
    TIRE & RUBBER GOODS - 0.1%
       200    American Biltrite Inc.                                 1,820
     1,000    Bandag, Incorporated                                  44,530
     2,200    Carlisle Companies Incorporated                      136,950
     1,000    SRI/Surgical Express, Inc.+                            6,500
     1,300    TBC Corporation+                                      30,940
                                                              ------------
                                                                   220,740
                                                              ------------
    TOBACCO - 0.1%
     2,700    DIMON Incorporated                                    15,444
       900    Schweitzer-Manduit International, Inc.                27,567
     1,845    Universal Corporation                                 93,984
     3,869    Vector Group Ltd.                                     60,937
                                                              ------------
                                                                   197,932
                                                              ------------

    TRANSPORTATION - 0.0%
     1,700    Celadon Group, Inc.+                                  29,920
       500    Maritrans Inc.                                         7,525
       800    Overnite Corporation                                  23,520
                                                              ------------
                                                                    60,965
                                                              ------------
    TRAVEL & RECREATION - 1.7%
     4,038    All-American SportPark, Inc.+                            242
     4,200    Alliance Gaming Corporation+                          72,072
     1,300    Amerco+                                               30,875
       100    American Classic Voyages Co.+                              -
     1,600    Ameristar Casinos, Inc.                               53,728
     1,800    Argosy Gaming Company+                                67,680
     2,200    Aztar Corporation+                                    61,600
     4,800    Bally Total Fitness Holding Corporation+              24,000
       300    Bluegreen Corporation+                                 4,140
     3,600    Boyd Gaming Corporation                               95,652
       600    Buckhead America Corporation+                             48
    17,035    Caesars Entertainment, Inc+                          255,525
     4,100    Callaway Golf Company                                 46,494
     1,400    Carmike Cinemas, Inc..                                55,230
     2,400    Cedar Fair, LP                                        75,720
     2,000    Central Parking Corporation                           37,380
     2,100    Choice Hotels International, Inc.                    105,336
     2,400    Dick's Sporting Goods, Inc.+                          80,040
     1,500    Dollar Thrifty Automotive Group, Inc.+                41,160
       610    Dover Downs Gaming & Entertainment, Inc.               6,862
       400    Empire Resorts, Inc.+                                  5,592
     1,000    Full House Resorts, Inc.+                                770
     1,200    Glassmaster Company+                                     360
       800    Hudson Hotels Corporation+                                 -
       100    Huffy Corporation+                                       115
       400    International Leisure Hosts, Ltd.+                     2,000
       400    Jameson Inns, Inc.                                       864
     1,700    Johnson Outdoors Inc. (Class A)+                      33,065
     1,392    K2 Inc.+                                              21,854
     2,600    Lakes Gaming Inc.+                                    30,134
     8,300    MGM Mirage Inc.+                                     389,602
     3,400    MTR Gaming Group, Inc.+                               37,230
     3,500    Mandalay Resort Group                                240,240
       900    Marcus Corporation                                    15,525
       400    Marine Products Corp.                                  7,420
     4,900    Mikohn Gaming Corporation+                            23,667
     2,300    Monarch Casino & Resort, Inc.+                        32,430

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     2,300    Multimedia Games, Inc.+                         $     61,686
       900    Navigant International, Inc.+                         16,011
     1,500    Orbitz, Inc. (Class A)+                               32,430
     3,500    Pinnacle Entertainment, Inc.+                         44,135
     2,300    President Casinos, Inc.+                                 230
     2,700    Prime Hospitality Corp.+                              28,674
     4,700    Renaissance Entertainment Corporation+                   470
     1,200    Rent-Way, Inc.+                                       10,800
    11,935    Royal Caribbean Cruises Ltd.                         518,098
     2,100    SCP Pool Corporation                                  94,500
     3,700    Scientific Games Corporation+                         70,818
       300    ShoLodge, Inc.+                                        1,650
     2,062    Shuffle Master, Inc.+                                 74,871
     4,100    Six Flags, Inc.+                                      29,766
       200    Sonesta International Hotels Corporation
                 (Class A)+                                          1,190
     2,000    Speedway Motorsports, Inc.                            66,880
     1,692    The Sports Authority, Inc.+                           60,743
     7,300    Sports Entertainment Enterprises, Inc.+                  876
     3,400    Station Casinos, Inc.                                164,560
     1,100    Stellent, Inc.+                                        9,394
       500    Travis Boats & Motors, Inc.+                             350
     1,700    Vail Resorts, Inc.                                    32,572
     1,800    WMS Industries Inc.+                                  53,640
       300    WestCoast Hospitality Corporation+                     1,605
                                                              ------------
                                                                 3,330,601
                                                              ------------

    TRUCKING & FREIGHT - 0.9%
     1,500    Arkansas Best Corporation                             49,380
       300    BancTrust Financial Group, Inc.                        5,241
     4,800    C.H. Robinson Worldwide, Inc.                        220,032
     2,600    CNF Transportation Inc.                              108,056
       500    Central Freight Lines, Inc.+                           4,000
       700    Covenant Transport, Inc. (Class A)+                   11,963
     6,105    Expeditors International of Washington, Inc.         301,648
     1,800    Forward Air Corporation+                              67,320
       800    Frozen Food Express Industries, Inc.+                  5,488
     3,054    Heartland Express, Inc.                               83,557
     4,600    J.B. Hunt Transport Services, Inc.                   177,468
     2,000    Knight Transportation, Inc.+                          57,460
     4,310    Laidlaw International, Inc.+                          55,858
     2,300    Landstar System, Inc.+                               121,601
       825    Marten Transport, Ltd.+                               15,386
     1,375    Old Dominion Freight Line, Inc.+                      40,535
       400    P.A.M. Transportation Services, Inc.+                  7,640
     3,600    Pacer International, Inc.                             66,600
       300    Sirva Inc.+                                            6,900
     4,670    Swift Transportation Co., Inc.+                       83,827
       700    U.S. Xpress Enterprises, Inc. (Class A)+              11,011
     1,600    USF Corporation                                       56,208
       500    United Road Services, Inc.+                               50
     1,600    Wabash National Corporation+                          44,080
     4,400    Werner Enterprises, Inc.                              92,840
     3,593    Yellow Roadway Corporation+                          143,217
                                                              ------------
                                                                 1,837,366
                                                              ------------
              TOTAL INVESTMENTS IN COMMON STOCKS
              (Cost - $150,944,714) - 93.9%                    183,366,370
                                                              ------------

                      RIGHTS

    DRUGS & MEDICINE - 0.0%
       800    Psychiatric Solutions, Inc. (d)+                           -
                                                              ------------
              TOTAL INVESTMENTS IN RIGHTS
              (Cost - $0) - 0.0%                                         -
                                                              ------------
                    WARRANTS (c)

    BUSINESS SERVICES - 0.0%

       104    Magellan Health Services                               1,222
                                                              ------------
    ELECTRONICS - 0.0%
         1    APW Ltd.                                                   -
                                                              ------------

68

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

    SHARES
      HELD    INDUSTRY++/ISSUE                                       VALUE
--------------------------------------------------------------------------
     MATERIAL & SERVICES - 0.0%
       103    Polymer Group Inc. (Class A)                    $          1
       103    Polymer Group Inc. (Class B)                               -
                                                              ------------
                                                                         1
                                                              ------------

     TECHNOLOGY - 0.0%
       121    Optical Cable                                             51
                                                              ------------
       TELEPHONE - 0.0%
        46    SpectraSite, Inc.                                      2,544
                                                              ------------
              TOTAL INVESTMENTS IN WARRANTS
              (Cost - $1,453) - 0.0%                                 3,818
                                                              ------------
              TOTAL LONG-TERM INVESTMENTS
              (Cost - $150,946,167)                            183,370,188
                                                               ------------


BENEFICIAL INTEREST
-------------------
              SHORT-TERM SECURITIES

$9,533,005    Merrill Lynch Liquidity Series,
                 LLC Cash Sweep Series I (a)                     9,533,005
 3,073,100    Merrill Lynch Liquidity Series,
                 LLC Money Market Series (a)(b)                  3,073,100
                                                              ------------
              TOTAL INVESTMENTS IN SHORT-TERM INVESTMENTS
              (Cost - $12,606,105) - 6.5%                       12,606,105
                                                              ------------
              TOTAL INVESTMENTS
              (Cost - $163,552,272) - 100.4%                   195,976,293
                                                              ------------
               LIABILITIES IN EXCESS OF OTHER
                   ASSETS - (0.4%)                                (731,225)
                                                              ------------
               NET ASSETS - 100.0%                            $195,245,068
                                                              ============

         + Non-income-producing security.
        ++ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
       (a) Investments in companies considered to be an affiliate of the Series (such companies are defined as Affiliated Companies in Section 2(a)
           (3) of the Investment Company Act of 1940) are as follows:

                                                 NET     INTEREST/DIVIDEND
AFFILIATE                                   ACTIVITY                INCOME
--------------------------------------------------------------------------
Merrill Lynch Liquidity
      Series, LLC Cash
      Sweep Series I                     $(2,696,383)              $86,237
 Merrill Lynch Liquidity
      Series, LLC Money
      Market Series                      $   575,750               $13,430
 Merrill Lynch Premier
      Institutional Fund                    (832,450)              $ 3,764

(b) Security was purchased with the cash proceeds from securities loans.

(c) Warrants entitle the Series to purchase a predetermined number of shares of stock and are non-income-producing. The purchase price and number of shares of stock are subject to adjustment under certain conditions until the expiration date.

(d) The rights may be exercised until 8/16/04.

(e) American Depositary Receipts (ADR).

Financial futures contracts purchased as of June 30, 2004, were as follows:

NUMBER OF                            EXPIRATION        FACE      UNREALIZED
CONTRACTS ISSUE                           DATE         VALUE   APPRECIATION
---------------------------------------------------------------------------
     13 Russell
         2000 Index              September 2004   $3,680,059       $170,216
     25 S&P
         400 MidCap
         Index                   September 2004    7,423,603        179,522
                                                                   --------
   TOTAL UNREALIZED APPRECIATION - NET                             $349,738
                                                                   ========

SEE NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

ASSETS

   Investments in unaffiliated securities, at value (including securities loaned of $2,894,796) (identified
      cost - $150,946,167)                                                    $183,370,188
   Investments in affiliated securities, at value (identified
      cost - $12,606,105)                                                       12,606,105
   Cash on deposit for financial futures contracts                                 517,833
   Cash                                                                          1,091,093
   Receivables:
      Securities sold                                             $1,083,038
      Contributions                                                  463,716
      Dividends                                                      147,238
      Variation margin                                                89,181
      Interest from affiliates                                        15,584
      Securities lending - net                                         2,447
                                                                  ----------     1,801,204
   Prepaid expenses and other assets                                                 8,221
                                                                              ------------
Total assets                                                                   199,394,644
                                                                              ------------
LIABILITIES

   Collateral on securities loaned, at value                                     3,073,100
   Payables:
      Securities purchased                                         1,042,023
      Withdrawals                                                      2,169
      Other affiliates                                                 1,015
      Investment adviser                                                 265
                                                                  ----------     1,045,472
      Other liabilities                                                             31,004
                                                                              ------------
Total liabilities                                                                4,149,576
                                                                              ------------
Net assets                                                                    $195,245,068
                                                                              ============

NET ASSETS CONSIST OF:
   Investors' capital                                                         $162,471,309
   Unrealized appreciation on investments - net                                 32,773,759
                                                                              ------------
Net assets                                                                    $195,245,068
                                                                              ============

SEE NOTES TO FINANCIAL STATEMENTS.

70

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

MASTER EXTENDED MARKET INDEX SERIES
SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME

   Dividends (net of $876 foreign withholding tax)          $  827,339
   Interest from affiliates                                     86,237
   Securities lending - net                                     17,194
   Other                                                         1,716
                                                            ----------
Total income                                                   932,486
                                                            ----------

EXPENSES

   Professional fees                                        $   33,988
   Custodian fees                                               18,520
   Accounting services                                          15,362
   Investment advisory fees                                      9,591
   Printing and shareholder reports                              3,077
   Trustees' fees and expenses                                   1,109
   Other                                                         2,687
                                                            ----------
Total expenses                                                  84,334
                                                            ----------
Investment income - net                                        848,152
                                                            ----------

REALIZED & UNREALIZED GAIN ON INVESTMENTS - NET

   Realized gain from investments - net                      2,426,013
   Change in unrealized appreciation on investments - net    6,700,956
                                                            ----------
Total realized and unrealized gain on investments - net      9,126,969
                                                            ----------
Net increase in net assets resulting from operations        $9,975,121
                                                            ==========

SEE NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

MASTER EXTENDED MARKET INDEX SERIES
SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2003

                                                                    6/30/2004          12/31/2003
                                                                 --------------------------------
INCREASE IN NET ASSETS:

OPERATIONS
   Investment income - net                                       $    848,152        $  1,356,296
   Realized gain (loss) on investments - net                        2,426,013            (936,686)
   Change in unrealized appreciation on investments - net           6,700,956          45,815,708
                                                                 --------------------------------
Net increase in net assets resulting from operations                9,975,121          46,235,318
                                                                 --------------------------------

CAPITAL TRANSACTIONS
   Proceeds from contributions                                     47,523,918          72,933,076
   Fair value of withdrawals                                      (34,735,670)        (40,449,340)
                                                                 --------------------------------
Net increase in net assets derived from capital
   transactions                                                    12,788,248          32,483,736
                                                                 --------------------------------

NET ASSETS
   Total increase in net assets                                    22,763,369          78,719,054
   Beginning of period                                            172,481,699          93,762,645
                                                                 --------------------------------
   End of period                                                 $195,245,068        $172,481,699
                                                                 ================================

SEE NOTES TO FINANCIAL STATEMENTS.

72

 F I N A N C I A L
===================-------------------------------------------------------------
                    HIGHLIGHTS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

The following ratios have been derived from information provided in the financial statements.

                                          FOR THE SIX                                                  FOR THE PERIOD
                                          MONTHS ENDED                                            OCT. 27, 2000(+) TO
                                            JUNE 30,         FOR THE YEARS ENDED DECEMBER 31 ,           DECEMBER 31,
                                          ---------------------------------------------------------------------------
                                              2004             2003         2002          2001                   2000*
                                          ---------------------------------------------------------------------------

TOTAL INVESTMENT RETURN**                      5.89%++        44.11%      (17.77%)       (9.03%)                    -

RATIOS TO AVERAGE NET ASSETS
Expenses, net of reimbursement                  .09%*           .12%         .08%          .08%                   .08%*
Expenses                                        .09%*           .13%         .15%          .28%                   .65%*
Investment income - net                         .88%*          1.09%        1.11%         1.33%                  2.02%*

SUPPLEMENTAL DATA
Net assets, end of period (in thousands)   $195,245        $172,482      $93,763      $104,838                $20,805
Portfolio turnover                            14.63%          14.53%       28.14%        97.51%                  8.88%

   * Annualized.
  ** Total return is required to be disclosed for fiscal years beginning after
     December 15, 2000.
   + Commencement of operations.
  ++ Aggregate total investment return.

SEE NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         Master Extended Market Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

              A. VALUATION OF INVESTMENTS - Equity securities held by the
                 Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap, or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

74

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

                 Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

                 Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

                 Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

                 and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility, or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

              B. DERIVATIVE FINANCIAL INSTRUMENTS - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

                 1. FINANCIAL FUTURES CONTRACTS - The Series may purchase
                    or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                 2. OPTIONS - The Series may purchase and write call and
                    put options. When the Series writes an option, an amount equal

76

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

                    to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

                    Written and purchased options are non-income-producing investments.

                 3. FORWARD FOREIGN EXCHANGE CONTRACTS - The Series may
                    enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

                 4. FOREIGN CURRENCY OPTIONS AND FUTURES - The Series may
                    purchase or sell listed or over-the-counter foreign currency options, foreign currency futures, and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

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           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

              C. INCOME TAXES - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

              D. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security
                 transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

              E. SECURITIES LENDING - The Series may lend securities to
                 financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series, and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days.

78

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           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

                 The Series may pay reasonable finder's, lending agent, administrative, and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default, or in the event of losses on investments made with cash collateral.

(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

         FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series net assets. FAM has entered into a contractual arrangement with the Series under which other expenses incurred by the Series will not exceed .12%. This arrangement expires December 31, 2004, and is renewable.

         The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share

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           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2004 (UNAUDITED)

         of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. As of June 30, 2004, the Series lent securities with a value of $131,895 to MLPF&S or its affiliates. For the six months ended June 30, 2004, MLIM, LLC received $7,380 in securities lending agent fees from the Series.

         For the six months ended June 30, 2004, the Series reimbursed FAM $2,226 for certain accounting services.

         Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

(3) INVESTMENTS
--------------------------------------------------------------------------------

         Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2004, were $40,833,177 and $24,639,639, respectively.

         Net realized gains for the six months ended June 30, 2004, and net unrealized appreciation as of June 30, 2004, were as follows:

                                                               REALIZED        UNREALIZED
                                                                GAINS         APPRECIATION
                                                              ----------------------------
Long-term investments                                         $2,149,419       $32,424,021
Financial futures contracts                                      276,594           349,738
                                                              ----------------------------
Total investments                                             $2,426,013       $32,773,759
                                                              ============================

         As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $31,420,269, of which $43,186,244 related to appreciated securities and $11,765,975 related to depreciated securities. At June 30, 2004, the aggregate cost of investments for federal income tax purposes was $164,556,024.

80

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           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2004 (UNAUDITED)

(4) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

         The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory, or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2004.

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

  INVESTMENT ADVISER,    USAA Investment Management Company
         UNDERWRITER,    P.O. Box 659453
      AND DISTRIBUTOR    San Antonio, Texas 78265-9825

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    JP Morgan Chase
                         4 Chase MetroTech, 18th Floor
                         Brooklyn, New York 11245

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, TX 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. BEGINNING IN AUGUST 2004, INFORMATION REGARDING THE VOTING OF PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, WILL BE AVAILABLE (I) AT USAA.COM AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC .GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37757-0804                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    8-25-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    8-30-04
         ------------------------------


By:*     DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    8-30-04
         ------------------------------


*Print the name and title of each signing officer under his or her signature.